As filed with the Securities and Exchange Commission on March 20, 2003

Securities Act File No. 333-99389

Investment Company Act File No. 811-21199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 1

☒

Post-Effective Amendment No.

☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒

Amendment No. 1

☒

(Check appropriate box or boxes)

WCMA® Treasury Fund

(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536

(Address of Principal Executive Offices)

(Registrant’s Telephone Number, including Area Code): (609) 282-2800

Terry K. Glenn

WCMA® Treasury Fund

800 Scudders Mill Road, Plainsboro, New Jersey 08536

Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: SIDLEY AUSTIN BROWN & WOOD LLP 787 Seventh Avenue New York, New York 10019-6018 Attention: Laurin Blumenthal Kleiman, Esq.	Philip L. Kirstein, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

Jeffrey S. Alexander, Esq.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

1400 Merrill Lynch Drive

Pennington, New Jersey 08534

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.10 per share.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Master Treasury Trust also has executed this Registration Statement.

www.mlim.ml.com

Prospectus

March 20, 2003

WCMA® Money Fund

WCMA® Government Securities Fund

WCMA® Tax-Exempt Fund

WCMA® Treasury Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

WCMA FUNDS

PAGE

YOUR ACCOUNT
WCMA Multiple Class Structure	40

How to Buy, Sell and Transfer Shares	43

How Shares are Priced	46

Dividends and Taxes	46

MANAGEMENT OF THE FUNDS
Fund Asset Management	49

Master/Feeder Structure	49

FOR MORE INFORMATION
Shareholder Reports	Back Cover

Statement of Additional Information	Back Cover

WCMA FUNDS

Key Facts

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term Securities — securities with maturities of not more than 762 days (25 months).

U.S. Government Securities — debt securities issued or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

WCMA MONEY FUND AT A GLANCE

What are the Money Fund’s investment objectives?

The investment objectives of the Money Fund are to seek current income, preservation of capital and liquidity.

What are the Money Fund’s main investment strategies?

The Money Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio of Master Money Trust (the “Money Trust”), which has the same investment objectives as the Fund. All investments will be made at the Money Trust level. This structure is sometimes called a “master/feeder” structure. The Money Fund’s investment results will correspond directly to the investment results of the Money Trust in which it invests. For simplicity, this prospectus uses the term “Fund,” with respect to the Money Fund, to include the Money Trust.

The Money Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar-denominated short term securities. These securities consist primarily of short term U.S. Government securities, U.S. Government agency securities, bank obligations, commercial paper and repurchase agreements. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy. The Fund also may invest in obligations of domestic and foreign banks and other short term debt securities issued by U.S. and foreign entities. The Fund may invest up to 25% of its total assets in foreign bank money instruments. The Fund’s dollar-weighted average maturity will not exceed 90 days.

Other than U.S. Government and certain U.S. Government agency securities, the Money Fund invests in short term securities having one of the two highest short term ratings from a nationally recognized rating agency. The Money Fund also may invest in unrated short term securities, but only when Fund management, pursuant to authority delegated by the Board of Trustees, determines that the credit quality is comparable to securities having one of the two highest ratings. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

WCMA MONEY FUND	5

U.S. Government Agency Securities — debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the United States.

Repurchase Agreements — agreements in which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

Yield — the income generated by an investment in the Fund.

What are the main risks of investing in the Money Fund?

The Fund cannot guarantee that it will achieve its objectives.

Investing in the Money Fund includes the following main risks:

•	Credit Risk — the risk that the issuer of a security owned by the Money Fund will be unable to pay the interest or principal when due.

•	Selection Risk — the risk that the securities Money Fund management selects will underperform other funds with similar investment objectives and strategies.

•	Interest Rate Risk — the risk that prices of money market securities owned by the Money Fund generally increase when interest rates go down and decrease when interest rates go up.

•	Share Reduction Risk — the risk that the Money Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

•	Borrowing Risk — the risk that the cost of borrowing for temporary emergency purposes may reduce the Money Fund’s return.

•	Income Risk — the risk that the Money Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

•	Securities Lending Risk — the risk that the Money Fund may lend its securities to a borrower that may fail to return the securities in a timely manner or at all.

•	Foreign Market Risk — the risk that the Money Fund may have difficulty buying and selling on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Investing in the Money Fund also includes the risks associated with the following investments:

•	When Issued Securities, Delayed Delivery Securities, Forward Commitments — the Money Fund buys or sells these securities

6	WCMA MONEY FUND

at an established price with payment and delivery taking place in the future. There is a risk that the security the Fund buys will lose value prior to its delivery, the security will not be issued or the other party will not meet its obligation.

•	Repurchase Agreements and Purchase and Sale Contracts — the Money Fund buys a security from another party, which agrees to buy it back at an agreed time and price. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

•	Reverse Repurchase Agreements — the Money Fund sells a security to another party and agrees to buy it back at a specific time and price. If the other party fails to return the securities in a timely manner, the Fund may lose money and possibly trigger adverse tax consequences to the Fund.

An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Money Fund are offered to subscribers in the Working Capital Management Account® financial service (“WCMA service”).

The Money Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on short term securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

WCMA MONEY FUND	7

RISK/RETURN BAR CHART FOR WCMA MONEY FUND

The Money Fund expects to commence operations on or about July 14, 2003 and therefore does not have a performance record. The Fund, however, will be a feeder fund of the Money Trust. On February 13, 2003, the Trust commenced operations by acquiring all of the portfolio investments of CMA Money Fund, the initial feeder fund of the Trust. The Fund and the initial feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

The bar chart below is based upon performance of the Money Trust’s initial feeder fund. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust’s initial feeder fund for each of the past ten calendar years. The annual account fees payable by WCMA service subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust’s initial feeder fund, which are the same as those of the Fund’s Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust’s initial feeder fund. If the other expenses of the Fund’s Class 3 and Class 4 shares, which are expected to be higher than those of the Trust’s initial feeder fund, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund’s Class 1 or Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust’s initial feeder fund, returns would be less than those shown.

How the Trust’s initial feeder fund performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.53% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.31% (quarter ended December 31, 2002). The year-to-date return of the Trust’s initial feeder fund as of December 31, 2002 was 1.49%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Trust’s initial feeder fund	1.49%	4.29%	4.40%

8	WCMA MONEY FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Money Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Money Fund and Money Trust.

Management Fee — a fee paid to the Manager for managing the Money Trust.

Distribution Fees — fees used to support the Money Fund’s marketing and distribution efforts, such as compensating financial advisers and others for distribution and shareholder servicing.

Administrative Fee — a fee paid to Fund Asset Management, the Administrator, for providing administrative services to the Money Fund.

FEES AND EXPENSES FOR WCMA MONEY FUND

The Money Fund offers four share classes. Although your money will be invested in the same portfolio of securities no matter which share class you buy, the associated fees and expenses vary by class. The class you are eligible to own is determined monthly based on the value of your WCMA service relationship. Your Merrill Lynch Financial Advisor can help explain which class you are currently eligible to own.

The table below shows the fees and expenses associated with each share class of the Money Fund. Fees and expenses may change in the future.

Shareholder Fees (fees paid directly by the shareholder)(a):	Class 1	Class 2	Class 3	Class 4

Maximum Annual Account Fee(b)	$300	$300	$300	$300

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(c):

Management Fee(d)	.13%	.13%	.13%	.13%
Distribution and/or Service (12b-1) Fees(e)	1.00%	.68%	.38%(f)	.38%(f)
Other Expenses (including transfer agency and administrative fees)(g)(h)	.30%	.30%	.30%	.30%

Total Annual Fund Operating Expenses	1.43%	1.11%	.81%	.81%

Fee Waiver and/or Expense Reimbursement(j)	—	.20%(i)	.22%(i)	.22%(i)

Net Expenses	1.43%	.91%	.59%	.59%

(a)	Each new WCMA service account without either a commercial line of credit or a reducing revolver is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the first business day of the next month. Thereafter, the share class you are eligible to purchase or hold will be determined based on your tier assignment within the WCMA service on each valuation date, which is the date towards the end of each month when Merrill Lynch will value each WCMA service relationship. If on a monthly valuation date, your WCMA service relationship value has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Money Fund share class that you are then eligible to own on the first business day of the next month, at net asset value and without the imposition of any additional transaction charge. Subscribers in the WCMA service who have either a commercial line of credit or a reducing revolver will be eligible to purchase and own Class 3 shares only. See “Your Account — WCMA Multiple Class Structure” and “Your Account — How to Buy, Sell and Transfer Shares.”
(b)	Merrill Lynch charges this annual account fee to WCMA service subscribers.
(c)	Fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of expenses of the Money Trust.
(d)	Paid by the Trust. See “Management of the Funds — Fund Asset Management” and “Management of the Funds — Management and Advisory Arrangements — Management Fee” in the Statement of Additional Information.
(e)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
(f)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.

(footnotes continued on next page)

WCMA MONEY FUND	9

(footnotes continued from previous page)

(g)	Based on estimated amounts for the current fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
(h)	Includes administrative fees, which are payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund’s average daily net assets.
(i)	With respect to Class 2, Class 3 and Class 4 shares, the Manager and Merrill Lynch have entered into a contractual arrangement to waive and/or reimburse a portion of the Money Fund’s fees and expenses to ensure that the net expenses for the Fund’s (i) Class 2 shares is .32% higher than that of the Money Trust’s initial feeder fund, and (ii) Class 3 and Class 4 shares is equal to that of the Money Trust’s initial feeder fund. This fee/expense waiver or reimbursement includes distribution and/or service (12b-1) fees. This arrangement has a one-year term, which will begin on the date of commencement of operations of the Money Fund (expected to be on or about July 14, 2003), and is renewable.
(j)	Merrill Lynch and the Manager also may reduce or waive certain additional fees and/or expenses incurred by the Money Fund on a voluntary basis, although they assume no duty to do so. The effect of any such additional fee/expense reductions may be to temporarily increase and/or preserve some positive yield of the Money Fund’s shares. This voluntary arrangement does not require Merrill Lynch or the Manager to contribute money to the Money Fund if the portfolio investments underlying a share class do not produce a positive yield or for any other reason. These fee/expense reductions do not guarantee that any Money Fund share class will earn a positive, rather than a negative, yield. There is no guarantee that these fee/expense reductions, if made, will remain in effect.

Example:

This example is intended to help you compare the cost of investing in the Money Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class 1	Class 2	Class 3	Class 4

One Year	$146	$ 93	$ 60	$ 60

Three Years†	$450	$331*	$234*	$234*

*	These expenses do not reflect the continuation of the contractual arrangements to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Money Fund or any other fee/ expense reduction to any share class of the Fund. These contractual arrangements have a one-year term (expected to begin on or about July 14, 2003) and are renewable.
†	Because the initial offering expenses of the Money Fund are amortized over a 12-month period beginning with the Fund’s commencement of operations (expected to be on or about July 14, 2003), the example reflects a lower estimated expense ratio for years two and three.

This example does not take into account the annual account fee charged by Merrill Lynch to subscribers in the WCMA service. See the WCMA service account agreement and program description for details.

10	WCMA MONEY FUND

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term U.S. Government Securities — debt securities with maturities of not more than 762 days (25 months) that are issued or guaranteed as to principal and interest by the U.S. Government and are supported by the full faith and credit of the United States.

Repurchase Agreements —agreements in which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Direct U.S. Government Obligations — obligations that are issued by or whose principal and interest is guaranteed and backed by the full faith and credit of the United States.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

WCMA GOVERNMENT FUND AT A GLANCE

What are the Government Fund’s investment objectives?

The Government Fund’s investment objectives are to seek preservation of capital, current income and liquidity.

What are the Government Fund’s main investment strategies?

The Government Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio of Master Government Securities Trust (the “Government Trust”), which has the same investment objectives as the Fund. All investments will be made at the Government Trust level. This structure is sometimes called a “master/feeder” structure. The Government Fund’s investment results will correspond directly to the investment results of the Government Trust in which it invests. For simplicity, this prospectus uses the term “Fund,” with respect to the Government Fund, to include the Government Trust.

The Government Fund tries to achieve its objectives by investing exclusively in a diversified portfolio made up only of short term U.S. Government securities, including variable rate securities, and repurchase agreements with banks and securities dealers that involve direct U.S. Government obligations. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy. Fund management decides which of these securities to buy and sell based on its assessment of the relative values of various short term U.S. Government securities and repurchase agreements, as well as future interest rates. The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Government Fund?

The Fund cannot guarantee that it will achieve its objectives.

Investing in the Government Fund includes the following main risks:

•	Credit Risk — the risk that the issuer of a security owned by the Government Fund will be unable to pay the interest or principal when due.

•	Selection Risk — the risk that the securities Government Fund management selects will underperform other funds with similar investment objectives and strategies.

•	Interest Rate Risk — the risk that prices of money market securities owned by the Government Fund generally increase when interest rates go down and decrease when interest rates go up.

WCMA GOVERNMENT FUND	11

•	Share Reduction Risk — the risk that the Government Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

•	Borrowing Risk — the risk that the cost of borrowing for temporary emergency purposes may reduce the Government Fund’s return.

•	Income Risk — the risk that the Government Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Investing in the Government Fund also includes the risks associated with the following investments:

•	When Issued Securities, Delayed Delivery Securities, Forward Commitments — the Government Fund buys or sells these securities at an established price with payment and delivery taking place in the future. There is a risk that the security the Fund buys will lose value prior to its delivery, the security will not be issued or the other party will not meet its obligation.

•	Repurchase Agreements and Purchase and Sale Contracts — the Government Fund buys a security from another party, which agrees to buy it back at an agreed time and price. If the seller fails to repurchase the security and the market value declines, the Fund may lose money.

An investment in the Government Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Government Fund are offered to subscribers in the Working Capital Management Account® financial service (“WCMA service”).

The Government Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on U.S. Government securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

12	WCMA GOVERNMENT FUND

RISK/RETURN BAR CHART FOR WCMA GOVERNMENT FUND

The Government Fund expects to commence operations on or about July 14, 2003 and therefore does not have a performance record. The Fund, however, will be a feeder fund of the Government Trust. On February 13, 2003, the Trust commenced operations by acquiring all of the portfolio investments of CMA Government Securities Fund, the initial feeder fund of the Trust. The Fund and the initial feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

The bar chart below is based upon performance of the Government Trust’s initial feeder fund. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust’s initial feeder fund for each of the past ten calendar years. The annual account fees payable by WCMA service subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust’s initial feeder fund, which are the same as those of the Fund’s Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust’s initial feeder fund. If the other expenses of the Fund’s Class 3 and Class 4 shares, which are expected to be higher than those of the Trust’s initial feeder fund, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund’s Class 1 and Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust’s initial feeder fund, returns would be less than those shown.

How the Trust’s initial feeder fund performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.48% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.29% (quarter ended December 31, 2002). The year-to-date return of the Trust’s initial feeder fund as of December 31, 2002 was 1.40%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Trust’s initial feeder fund	1.40%	4.01%	4.20%

WCMA GOVERNMENT FUND	13

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Government Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Government Fund and Government Trust.

Management Fee — a fee paid to the Manager for managing the Government Trust.

Distribution Fees — fees used to support the Government Fund’s marketing and distribution efforts, such as compensating financial advisers and others for distribution and shareholder servicing.

Administrative Fee — a fee paid to Fund Asset Management, the Administrator, for providing administrative services to the Government Fund.

FEES AND EXPENSES FOR WCMA GOVERNMENT FUND

The Government Fund offers four share classes. Although your money will be invested in the same portfolio of securities no matter which share class you buy, the associated fees and expenses vary by class. The class you are eligible to own is determined monthly based on the value of your WCMA service relationship. Your Merrill Lynch Financial Advisor can help explain which class you are currently eligible to own.

The table below shows the fees and expenses associated with each share class of the Government Fund. Fees and expenses may change in the future.

Shareholder Fees (fees paid directly by the shareholder)(a):	Class 1	Class 2	Class 3	Class 4

Maximum Annual Account Fee(b)	$300	$300	$300	$300

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(c):

Management Fee(d)	.20%	.20%	.20%	.20%

Distribution and/or Service (12b-1) Fees(e)	1.00%	.68%	.38%(f)	.38%(f)

Other Expenses (including transfer agency and administrative fees)(g)(h)	.34%	.34%	.34%	.34%

Total Annual Fund Operating Expenses	1.54%	1.22%	.92%	.92%

Fee Waiver and/or Expense Reimbursement(j)	—	.26%(i)	.28%(i)	.28%(i)

Net Expenses	1.54%	.96%	.64%	.64%

(a)	Each new WCMA service account without either a commercial line of credit or a reducing revolver is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the first business day of the next month. Thereafter, the share class you are eligible to purchase or hold will be determined based on your tier assignment within the WCMA service on each valuation date, which is the date towards the end of each month when Merrill Lynch will value each WCMA service relationship. If on a monthly valuation date, your WCMA service relationship value has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Government Fund share class that you are then eligible to own on the first business day of the next month, at net asset value and without imposition of any additional transaction charge. Subscribers in the WCMA service who have either a commercial line of credit or a reducing revolver will be eligible to purchase and own Class 3 shares only. See “Your Account — WCMA Multiple Class Structure” and “Your Account — How to Buy, Sell and Transfer Shares.”
(b)	Merrill Lynch charges this annual account fee to WCMA service subscribers.
(c)	Fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of expenses of the Government Trust.
(d)	Paid by the Trust. See “Management of the Funds — Fund Asset Management” and “Management of the Funds — Management and Advisory Arrangements — Management Fee” in the Statement of Additional Information.
(e)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
(f)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.

(footnotes continued on next page)

14	WCMA GOVERNMENT FUND

(footnotes continued from previous page)

(g)	Based on estimated amounts for the current fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
(h)	Includes administrative fees, which are payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund’s average daily net assets.
(i)	With respect to Class 2, Class 3 and Class 4 shares, the Manager and Merrill Lynch have entered into a contractual arrangement to waive and/or reimburse a portion of the Government Fund’s fees and expenses to ensure that the net expenses for the Fund’s (i) Class 2 shares is .32% higher than that of the Government Trust’s initial feeder fund, and (ii) Class 3 and Class 4 shares is equal to that of the Government Trust’s initial feeder fund. This fee/expense waiver or reimbursement includes distribution and/or service (12b-1) fees. This arrangement has a one-year term, which will begin on the date of commencement of operations of the Government Fund (expected to be on or about July 14, 2003), and is renewable.
(j)	Merrill Lynch and the Manager also may reduce or waive certain additional fees and/or expenses incurred by the Government Fund on a voluntary basis, although they assume no duty to do so. The effect of any such additional fee/expense reductions may be to temporarily increase and/or preserve some positive yield of the Government Fund’s shares. This voluntary arrangement does not require Merrill Lynch or the Manager to contribute money to the Government Fund if the portfolio investments underlying a share class do not produce a positive yield or for any other reason. These fee/expense reductions do not guarantee that any Government Fund share class will earn a positive, rather than a negative, yield. There is no guarantee that these fee/expense reductions, if made, will remain in effect.

Example:

This example is intended to help you compare the cost of investing in the Government Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class 1	Class 2	Class 3	Class 4

One Year	$157	$ 98	$ 65	$ 65

Three Years†	$478	$353*	$257*	$257*

*	These expenses do not reflect the continuation of the contractual arrangement to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Government Fund or any other fee/expense reduction to any share class of the Fund. These contractual arrangements have a one-year term (expected to begin on or about July 14, 2003) and are renewable.
†	Because the initial offering expenses of the Government Fund are amortized over a 12-month period beginning with the Fund’s commencement of operations (expected to be on or about July 14, 2003), the example reflects a lower estimated expense ratio for years two and three.

This example does not take into account the annual account fee charged by Merrill Lynch to subscribers in the WCMA service. See the WCMA service account agreement and program description for details.

WCMA GOVERNMENT FUND	15

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term Securities — securities that mature or reset to a new interest rate within 397 days (13 months)

Tax Exempt Securities —   securities that pay interest exempt from Federal income tax (including the alternative minimum tax).

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

WCMA TAX-EXEMPT FUND AT A GLANCE

What are the Tax-Exempt Fund’s investment objectives?

The Tax-Exempt Fund’s investment objectives are to seek current income exempt from Federal income tax, preservation of capital and liquidity.

What are the Tax-Exempt Fund’s main investment strategies?

The Tax-Exempt Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio of Master Tax-Exempt Trust (the “Tax-Exempt Trust”), which has the same investment objectives as the Fund. All investments will be made at the Tax-Exempt Trust level. This structure is sometimes called a “master/feeder” structure. The Tax-Exempt Fund’s investment results will correspond directly to the investment results of the Tax-Exempt Trust in which it invests. For simplicity, this prospectus uses the term “Fund,” with respect to the Tax-Exempt Fund, to include the Tax-Exempt Trust.

The Tax-Exempt Fund intends to achieve its goals by investing in a diversified portfolio of high quality, short term, tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short term tax-exempt bonds, tax-exempt variable rate demand obligations and short term tax-exempt derivatives. Certain short term securities have maturities that are longer than 397 days but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund’s dollar-weighted average maturity will not exceed 90 days.

The Tax-Exempt Fund invests at least 80% of its assets in short term tax-exempt securities; the Fund also may invest up to 20% of its assets in short term municipal securities that pay interest exempt from Federal income tax but not necessarily exempt from Federal alternative minimum tax.

The Tax Exempt Fund invests all of its assets in securities having one of the two highest short term ratings from a nationally recognized rating agency. The Tax Exempt Fund also may invest in unrated securities, but only when Fund management, pursuant to authority delegated by the Board of Trustees, determines that the credit quality is comparable to securities having one of the two highest ratings. Certain securities in which the Fund invests are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

The Tax-Exempt Fund does not presently intend to invest more than 25% of its total assets in securities of issuers located in a single state.

16	WCMA TAX-EXEMPT FUND

Yield — the income generated by an investment in the Fund.

Fund management determines which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Tax-Exempt Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind.

What are the main risks of investing in the Tax-Exempt Fund?

The Fund cannot guarantee that it will achieve its objectives.

Investing in the Tax-Exempt Fund includes the following main risks:

•	Credit Risk — the risk that the issuer of a security owned by the Tax-Exempt Fund will be unable to pay the interest or principal when due.

•	Selection Risk — the risk that the securities Tax-Exempt Fund management selects will underperform other funds with similar investment objectives and strategies.

•	Interest Rate Risk — the risk that prices of money market securities owned by the Tax-Exempt Fund generally increase when interest rates go down and decrease when interest rates go up.

•	Share Reduction Risk — the risk that the Tax-Exempt Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

•	Borrowing Risk — the risk that the cost of borrowing for temporary emergency purposes may reduce the Tax-Exempt Fund’s return.

•	Income Risk — the risk that the Tax-Exempt Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Investing in the Tax-Exempt Fund also includes the risks associated with the following investments:

•	When Issued Securities, Delayed Delivery Securities, Forward Commitments — the Tax-Exempt Fund buys or sells these securities at an established price with payment and delivery taking place in the future. There is a risk that the security the Fund buys will lose value prior to its delivery, the security will not be issued or the other party will not meet its obligation.

WCMA TAX-EXEMPT FUND	17

•	Variable Rate Demand Obligations — floating rate securities that combine an interest in a long term tax-exempt bond with a right to demand payment periodically or on notice. The Tax-Exempt Fund assumes the credit risk with respect to the third party providing the Fund with the right to demand payment or put (sell) the security.

•	Municipal Derivatives and Short Term Municipal Derivatives — a variety of securities that represent the Tax-Exempt Fund’s ownership interest in one or more municipal bonds held by a trust or partnership that is coupled with a contractual right to sell (put) that interest to another party for a price equal to face value. The risks are certain unresolved tax, legal, regulatory and accounting issues.

•	Municipal Lease Obligations — municipal issuer agrees to make payments when due on the lease obligation. The leased obligation is secured by the property. If the issuer defaults on its obligation, the property may be hard to sell or the sale may not cover the Tax-Exempt Fund’s loss.

•	Illiquid Securities — if the Tax-Exempt Fund buys illiquid securities, it may be unable to quickly sell them or may be able to sell them only at a price below current value.

An investment in the Tax-Exempt Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Tax-Exempt Fund are offered to subscribers in the Working Capital Management Account® financial service (“WCMA service”).

The Tax-Exempt Fund may be an appropriate investment for you if you:

•	Are looking for preservation of capital

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on short term securities

•	Are looking for liquidity and current income that is exempt from Federal income tax

18	WCMA TAX-EXEMPT FUND

RISK/RETURN BAR CHART FOR WCMA TAX-EXEMPT FUND

The Tax-Exempt Fund expects to commence operations on or about July 14, 2003 and therefore does not have a performance record. The Fund, however, will be a feeder fund of the Tax-Exempt Trust. On February 13, 2003, the Trust commenced operations by acquiring all of the portfolio investments of CMA Tax-Exempt Fund, the initial feeder fund of the Trust. The Fund and the initial feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

The bar chart below is based upon performance of the Tax-Exempt Trust’s initial feeder fund. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust’s initial feeder fund for each of the past ten calendar years. The annual account fees payable by WCMA service subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust’s initial feeder fund, which are the same as those of the Fund’s Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust’s initial feeder fund. If the other expenses of the Fund’s Class 3 and Class 4 shares, which are expected to be higher than those of the Trust’s initial feeder fund, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund’s Class 1 and Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust’s initial feeder fund, returns would be less than those shown.

How the Trust’s initial feeder fund performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 0.94% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.22% (quarter ended March 31, 2002). The year-to-date return of the Trust’s initial feeder fund as of December 31, 2002 was 1.00%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Trust’s initial feeder fund	1.00%	2.51%	2.65%

WCMA TAX-EXEMPT FUND	19

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Tax-Exempt Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Tax-Exempt Fund and Tax-Exempt Trust.

Management Fee — a fee paid to the Manager for managing the Tax-Exempt Trust.

Distribution Fees — fees used to support the Tax-Exempt Fund’s marketing and distribution efforts, such as compensating financial advisers and others for distribution and shareholder servicing.

Administrative Fee — a fee paid to Fund Asset Management, the Administrator, for providing administrative services to the Tax-Exempt Fund.

FEES AND EXPENSES FOR WCMA TAX-EXEMPT FUND

The Tax-Exempt Fund offers four share classes. Although your money will be invested in the same portfolio of securities no matter which share class you buy, the associated fees and expenses vary by class. The class you are eligible to own is determined monthly based on the value of your WCMA service relationship. Your Merrill Lynch Financial Advisor can help explain which class you are currently eligible to own.

The table below shows the fees and expenses associated with each share class of the Tax-Exempt Fund. Fees and expenses may change in the future.

Shareholder Fees (fees paid directly by the shareholder)(a):	Class 1	Class 2	Class 3	Class 4

Maximum Annual Account Fee(b)	$300	$300	$300	$300

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(c):

Management Fee(d)	.14%	.14%	.14%	.14%

Distribution and/or Service (12b-1) Fees(e)	1.00%	.68%	.38%(f)	.38%(f)

Other Expenses (including transfer agency and administrative fees)(g)(h)	.33%	.33%	.33%	.33%

Total Annual Fund Operating Expenses	1.47%	1.15%	.85%	.85%

Fee Waiver and/or Expense Reimbursement(j)	—	.24%(i)	.29%(i)	.29%(i)

Net Expenses	1.47%	.91%	.56%	.56%

(a)	Each new WCMA service account without either a commercial line of credit or a reducing revolver is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the first business day of the next month. Thereafter, the share class you are eligible to purchase or hold will be determined based on your tier assignment within the WCMA service on each valuation date, which is the date towards the end of each month when Merrill Lynch will value each WCMA service relationship. If on a monthly valuation date, your WCMA service relationship value has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Tax-Exempt Fund share class that you are then eligible to own on the first business day of the next month, at net asset value and without imposition of any additional transaction charge, to the class of shares of the Fund for which you are then eligible. Subscribers in the WCMA service who have either a commercial line of credit or a reducing revolver will be eligible to purchase and own Class 3 shares only. See “Your Account — WCMA Multiple Class Structure” and “Your Account — How to Buy, Sell and Transfer Shares.”
(b)	Merrill Lynch charges this annual account fee to WCMA service subscribers.
(c)	Fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of expenses of the Tax-Exempt Trust.
(d)	Paid by the Trust. See “Management of the Funds — Fund Asset Management” and “Management of the Funds — Management and Advisory Arrangements — Management Fee” in the Statement of Additional Information.
(e)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
(f)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.

(footnotes continued on next page)

20	WCMA TAX-EXEMPT FUND

(footnotes continued from previous page)

(g)	Based on estimated amounts for the current fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
(h)	Includes administrative fees, which are payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund’s average daily net assets.
(i)	With respect to Class 2, Class 3 and Class 4 shares, the Manager and Merrill Lynch have entered into a contractual arrangement to waive and/or reimburse a portion of the Tax-Exempt Fund’s fees and expenses to ensure that the net expenses for the Fund’s (i) Class 2 shares is .35% higher than that of the Tax-Exempt Trust’s initial feeder fund, and (ii) Class 3 and Class 4 shares is equal to that of the Tax-Exempt Trust’s initial feeder fund. This fee/expense waiver or reimbursement includes distribution and/or service (12b-1) fees. This arrangement has a one-year term, which will begin on the date of commencement of operations of the Tax-Exempt Fund (expected to be on or about July 14, 2003) and is renewable.
(j)	Merrill Lynch and the Manager also may reduce or waive certain additional fees and/or expenses incurred by the Tax-Exempt Fund on a voluntary basis, although they assume no duty to do so. The effect of any such additional fee/expense reductions may be to temporarily increase and/or preserve some positive yield of the Tax-Exempt Fund’s shares. This voluntary arrangement does not require Merrill Lynch or the Manager to contribute money to the Tax-Exempt Fund if the portfolio investments underlying a share class do not produce a positive yield or for any other reason. These fee/expense reductions do not guarantee that any Tax-Exempt Fund share class will earn a positive, rather than a negative, yield. There is no guarantee that these fee/expense reductions, if made, will remain in effect.

Example:

This example is intended to help you compare the cost of investing in the Tax-Exempt Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class 1	Class 2		Class 3		Class 4

One Year	$150	$ 93		$ 57		$ 57

Three Years†	$456	$333	*	$234	*	$234	*

*	These expenses do not reflect the continuation of the contractual arrangements to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Tax-Exempt Fund or any other fee/expense reduction to any share class of the Fund. These contractual arrangements have a one-year term (expected to begin on or about July 14, 2003) and are renewable.
†	Because the initial offering expenses of the Tax-Exempt Fund are amortized over a 12-month period beginning with the Fund’s commencement of operations (expected to be on or about July 14, 2003), the example reflects a lower estimated expense ratio for years two and three.

This example does not take into account the annual account fee charged by Merrill Lynch to subscribers in the WCMA service. See the WCMA service account agreement and program description for details.

WCMA TAX-EXEMPT FUND	21

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Short Term U.S. Treasury Securities — securities with maturities of not more than 762 days (25 months) that are issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality and are supported by the full faith and credit of the United States.

Direct Obligations of the U.S. Treasury — securities issued directly by the U.S. Treasury rather than by any government agency or instrumentality.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

WCMA TREASURY FUND AT A GLANCE

What are the Treasury Fund’s investment objectives?

The Treasury Fund’s investment objectives are to seek preservation of capital, liquidity and current income.

What are the Treasury Fund’s main investment strategies?

The Treasury Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio of Master Treasury Trust (the “Treasury Trust”), which has the same investment objectives as the Treasury Fund. All investments will be made at the Treasury Trust level. This structure is sometimes called a “master/feeder” structure. The Treasury Fund’s investment results will correspond directly to the investment results of the Treasury Trust in which it invests. For simplicity, this prospectus uses the term “Fund,” with respect to the Treasury Fund, to include the Treasury Trust.

The Treasury Fund tries to achieve its objectives by investing exclusively in a diversified portfolio made up only of short term U.S. Treasury securities that are direct obligations of the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior written notice before changing this strategy. Treasury Fund management decides which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates. The Fund’s dollar-weighted average maturity will not exceed 90 days.

What are the main risks of investing in the Treasury Fund?

The Fund cannot guarantee that it will achieve its objectives.

Investing in the Treasury Fund includes the following main risks:

•	Credit Risk — the risk that the issuer of a security owned by the Treasury Fund will be unable to pay the interest or principal when due.

•	Selection Risk — the risk that the securities Treasury Fund management selects will underperform other funds with similar investment objectives and strategies.

•	Interest Rate Risk — the risk that prices of money market securities owned by the Treasury Fund generally increase when interest rates go down and decrease when interest rates go up.

22	WCMA TREASURY FUND

•	Share Reduction Risk — the risk that the Treasury Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

•	Borrowing Risk — the risk that the cost of borrowing for temporary emergency purposes may reduce the Treasury Fund’s return.

•	Income Risk — the risk that the Treasury Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the Treasury Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Who should invest?

Shares of the Treasury Fund are offered to subscribers in the Working Capital Management Account® financial service (“WCMA service”).

The Treasury Fund may be an appropriate investment for you if you:

•	Are investing with short term goals in mind, such as for cash reserves, and want to focus on U.S. Treasury securities

•	Are looking for preservation of capital

•	Are looking for current income and liquidity

WCMA TREASURY FUND	23

RISK/RETURN BAR CHART FOR WCMA TREASURY FUND

The Treasury Fund expects to commence operations on or about July 14, 2003 and therefore does not have a performance record. The Fund, however, will be a feeder fund of the Treasury Trust. On February 13, 2003, the Trust commenced operations by acquiring all of the portfolio investments of CMA Treasury Fund, the initial feeder fund of the Trust. The Fund and the initial feeder fund have identical investment objectives and policies and utilize the same portfolio management personnel.

The bar chart below is based upon performance of the Treasury Trust’s initial feeder fund. The bar chart provides an indication of the risks of investing in the Trust, which are identical to the risks of investing in the Fund. The bar chart shows changes in performance of the Trust’s initial feeder fund for each of the past ten calendar years. The annual program fees payable by WCMA service subscribers are not reflected in the bar chart. The bar chart reflects the management, distribution and service (12b-1) fees of the Trust’s initial feeder fund, which are the same as those of the Fund’s Class 3 and Class 4 shares after giving effect to the fee waiver, and other expenses of the Trust’s initial feeder fund. If the other expenses of the Fund’s Class 3 and Class 4 shares, which are expected to be higher than those of the Trust’s initial feeder fund, were reflected, returns would be less than those shown. If the bar chart presented the performance of the Fund’s Class 1 and Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust’s initial feeder fund, returns would be less than those shown.

How the Trust’s initial feeder fund performed in the past is not necessarily an indication of how the Trust or the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.40% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.26% (quarter ended December 31, 2002). The year-to-date return of the Trust’s initial feeder fund as of December 31, 2002 was 1.29%.

Average Annual Total Returns (for the periods ended December 31, 2002)	One Year	Five Years	Ten Years

Trust’s initial feeder fund	1.29%	3.81%	4.00%

24	WCMA TREASURY FUND

FEES AND EXPENSES FOR WCMA TREASURY FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Treasury Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Treasury Fund and Treasury Trust.

Management Fee — a fee paid to the Manager for managing the Treasury Trust.

Distribution Fees — fees used to support the Treasury Fund’s marketing and distribution efforts, such as compensating financial advisers and others for distribution and shareholder servicing.

Administrative Fee — a fee paid to Fund Asset Management, the Administrator, for providing administrative services to the Treasury Fund.

The Treasury Fund offers four different share classes. Although your money will be invested in the same portfolio of securities no matter which share class you buy, the associated fees and expenses vary by class. The class you are eligible to own is determined monthly based on the value of your WCMA service relationship. Your Merrill Lynch Financial Advisor can help explain which class you are currently eligible to own.

The table below shows the fees and expenses associated with each share class of the Treasury Fund. Fees and expenses may change in the future.

Shareholder Fees (fees paid directly by the shareholder)(a):	Class 1	Class 2	Class 3	Class 4

Maximum Annual Account Fee(b)	$300	$300	$300	$300

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):(c)

Management Fee(d)	.19%	.19%	.19%	.19%

Distribution and/or Service (12b-1) Fees(e)	1.00%	.68%	.38%(f)	.38%(f)

Other Expenses (including transfer agency and administrative fees)(g)(h)	.34%	.34%	.34%	.34%

Total Annual Fund Operating Expenses	1.53%	1.21%	.91%	.91%

Fee Waiver and/or Expense Reimbursement(j)	—	.24%(i)	.29%(i)	.29%(i)

Net Expenses	1.53%	.97%	.62%	.62%

(a)	Each new WCMA service account without either a commercial line of credit or a reducing revolver is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the first business day of the next month. Thereafter, the share class you are eligible to purchase or hold will be determined based on your tier assignment within the WCMA service on each valuation date, which is the date towards the end of each month when Merrill Lynch will value each WCMA service relationship. If on a monthly valuation date, your WCMA service relationship value has changed such that you qualify to own a different share class than you currently own, your shares will convert automatically to the Treasury Fund share class that you are then eligible to own on the first business day of the next month, at net asset value and without imposition of any additional transaction charge. Subscribers in the WCMA service who have either a commercial line of credit or a reducing revolver will be eligible to purchase and own Class 3 shares only. See “Your Account — WCMA Multiple Class Structure” and “Your Account — How to Buy, Sell and Transfer Shares.”
(b)	Merrill Lynch charges this annual account fee to WCMA service subscribers.
(c)	Fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund’s share of expenses of the Treasury Trust.
(d)	Paid by the Trust. See “Management of the Funds — Fund Asset Management” and “Management of the Funds — Management and Advisory Arrangements — Management Fee” in the Statement of Additional Information.
(e)	The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other Fund materials.
(f)	The Fund is authorized to pay Merrill Lynch distribution fees of 0.375% each year under distribution plans for Class 3 and Class 4 shares that the Fund has adopted under rule 12b-1.

(footnotes continued on next page)

WCMA TREASURY FUND	25

(footnotes continued from previous page)

(g)	Based on estimated amounts for the current fiscal year. Financial Data Services, Inc., an affiliate of the Manager, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Manager or its affiliates also provide certain accounting services to the Fund and the Trust. The Fund and the Trust will reimburse the Manager or its affiliates for such services.
(h)	Includes administrative fees, which are payable to Fund Asset Management by the Fund, at the annual rate of 0.25% of the Fund’s average daily net assets.
(i)	With respect to Class 2, Class 3 and Class 4 shares, the Manager and Merrill Lynch have entered into a contractual arrangement to waive and/or reimburse a portion of the Treasury Fund’s fees and expenses to ensure that the net expenses for the Fund’s (i) Class 2 shares is .35% higher than that of the Treasury Trust’s initial feeder fund, and (ii) Class 3 and Class 4 shares is equal to that of the Treasury Trust’s initial feeder fund. This fee/expense waiver or reimbursement includes distribution and/or service (12b-1) fees. This arrangement has a one-year term, which will begin on the date of commencement of operations of the Treasury Fund (expected to be on or about July 14, 2003) and is renewable.
(j)	Merrill Lynch and the Manager also may reduce or waive certain additional fees and/or expenses incurred by the Treasury Fund on a voluntary basis, although they assume no duty to do so. The effect of any such additional fee/expense reductions may be to temporarily increase and/or preserve some positive yield of the Treasury Fund’s shares. This voluntary arrangement does not require Merrill Lynch or the Manager to contribute money to the Treasury Fund if the portfolio investments underlying a share class do not produce the positive yield or for any other reason. These fee/expense reductions do not guarantee that any Treasury Fund share class will earn a positive, rather than a negative, yield. There is no guarantee that these fee/expense reductions, if made will remain in effect.

Example:

This example is intended to help you compare the cost of investing in the Treasury Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate that you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class 1	Class 2		Class 3		Class 4

One Year	$156	$99		$63		$63

Three Years†	$477	$354	*	$255	*	$255	*

*	These expenses do not reflect the continuation of the contractual arrangements to limit the expenses incurred by Class 2, Class 3 and Class 4 shares of the Treasury Fund or any other fee/ expense reduction to any share class of the Fund. These contractual arrangements have a one-year term (expected to begin on or about July 14, 2003) and are renewable.
†	Because the initial offering expenses of the Treasury Fund are amortized over a 12-month period beginning with the Fund’s commencement of operations (expected to be on or about July 14, 2003), the example reflects a lower estimated expense ratio for years two and three.

This example does not take into account the annual account fee charged by Merrill Lynch to subscribers in the WCMA service. See the WCMA service account agreement and program description for details.

26	WCMA TREASURY FUND

Yield — the amount of income generated by an investment in the Fund.

YIELD INFORMATION

The yield on a Fund’s shares normally will fluctuate on a daily basis. Therefore, yields for any given past periods are not an indication or representation of future yields. Each Fund’s yield is affected by changes in interest rates, average portfolio maturity and operating expenses. Current yield information may not provide the basis for a comparison with bank deposits or other investments, which pay a fixed yield over a stated period of time. To obtain the current 7-day yield of a Fund, call 1-800-221-7210.

WCMA FUNDS	27

Details About Each Fund

ABOUT THE WCMA MONEY FUND PORTFOLIO MANAGER

Richard Mejzak is the portfolio manager of the Fund. Mr. Mejzak has been a Vice President of Merrill Lynch Investment Managers (“MLIM”) since 1995 and has been employed by MLIM since 1990.

ABOUT THE MANAGER AND THE ADMINISTRATOR

Fund Asset Management serves as the Manager and the Administrator.

HOW EACH FUND INVESTS

WCMA Money Fund

The Money Fund seeks current income, preservation of capital, and liquidity. The Fund tries to achieve its objectives by investing in a diversified portfolio of short term securities.

These instruments are U.S. dollar-denominated short term securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. Government has issued or guaranteed the debt). The Fund’s dollar-weighted average maturity will not exceed 90 days.

Other than U.S. Government and certain U.S. Government agency securities, the Money Fund invests only in short term securities having one of the two highest short term ratings from a nationally recognized rating agency or unrated instruments which, in the opinion of Fund management, are of similar credit quality. Certain short term securities are entitled to the benefit of guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Fund management will vary the types of short term securities in the Fund’s portfolio, as well as the Fund’s average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative value of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among similar kinds of securities.

Among the short term securities the Money Fund may buy are:

U.S. Government Securities — Debt securities that are issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. Government sponsored enterprises and U.S. Government instrumentalities that are not direct obligations of the U.S. Government.

28	WCMA MONEY FUND

U.S. Government Agencies — entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

U.S. Government Sponsored Enterprises — private corporations sponsored by the Federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association.

U.S. Government Instrumentalities — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Eurodollar — obligations issued by foreign branches or subsidiaries of U.S. banks.

Yankeedollar — obligations issued by U.S. branches or subsidiaries of foreign banks.

lliquid Securities — securities that cannot be resold within seven days under normal circumstances at prices approximating carrying value or that have legal or contractual restrictions on resale.

Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as certificates of deposit, bankers’ acceptances, bank notes and time deposits. The Money Fund may invest only in obligations of savings banks and savings and loan associations organized and operating in the United States. The obligations of commercial banks may be Eurodollar obligations or Yankeedollar obligations. The Fund may invest in Eurodollar obligations only if they, by their terms, are general obligations of the U.S. parent bank.

The Fund may invest up to 10% of its assets in illiquid securities.

The Fund also may invest up to 25% of its total assets in bank money instruments issued by foreign depository institutions and their foreign branches and subsidiaries.

Commercial Paper — Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short term funding.

Short Term Obligations — Corporate or foreign government debt and asset-backed securities with a period of 397 days or less remaining to maturity.

Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short term interest rate index).

Insurance Company Obligations — Short term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes — Variable principal amount demand instruments issued by securities firms and other corporate issuers.

Other Eligible Investments — Other money market instruments permitted by SEC rules governing money market funds.

Repurchase Agreements; Purchase and Sale Contracts — The Money Fund may enter into certain types of repurchase agreements or purchase and sale contracts. In a repurchase agreement the Money Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. The Money Fund may invest in repurchase agreements involving the money market securities described above. Purchase and sale contracts are similar to repurchase agreements, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the

WCMA MONEY FUND	29

Asset-Backed Securities — debt securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

Index — a measure of value or rates.

seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

Reverse Repurchase Agreements — In a reverse repurchase agreement, the Money Fund sells a security to another party and agrees to buy it back at a specific time and price. The Fund may engage in reverse repurchase agreements involving the securities described above.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — The Money Fund may buy or sell money market securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

30	WCMA MONEY FUND

WCMA Government Fund

ABOUT THE WCMA GOVERNMENT FUND PORTFOLIO MANAGER

John Ng is the portfolio manager and Vice President of the Fund. Mr. Ng has been a Vice President of MLIM since 1998 and has been employed by MLIM since 1976.

The Government Fund seeks preservation of capital, current income and liquidity. The Fund tries to achieve its objectives by investing in a diversified portfolio of short term securities that are direct U.S. Government obligations. The Fund also enters into repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Government.

In seeking to achieve the Government Fund’s objectives, management varies the kinds of short term U.S. Government securities held in the Fund’s portfolio as well as its average maturity. Fund management decides on which securities to buy and sell, as well as whether to enter into repurchase agreements, based on its assessment of their relative values and future interest rates.

The Fund may invest only in short term U.S. Government securities that are issued or guaranteed by U.S. Government entities and are backed by the full faith and credit of the United States, such as:

•	U.S. Treasury obligations

•	U.S. Government agency securities

•	Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate

•	Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

The Government Fund may invest in short term U.S. Government securities with maturities of up to 762 days (25 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

The Fund also may enter into repurchase agreements involving U.S. Government securities described above. The Fund also may invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

The Fund may buy and sell U.S. Government securities on a when issued, delayed delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

WCMA GOVERNMENT FUND	31

ABOUT THE WCMA TAX-EXEMPT FUND PORTFOLIO MANAGER

Peter J. Hayes is the portfolio manager of the Tax-Exempt Fund. Mr. Hayes has been a First Vice President of MLIM since 1997, was a Vice President of MLIM from 1988 to 1997 and has been employed by MLIM since 1987.

Illiquid Securities — securities that cannot be resold within seven days under normal circumstances at prices approximating carrying value or that have legal or contractual restrictions on resale.

WCMA Tax-Exempt Fund

The Tax-Exempt Fund seeks current income exempt from Federal income tax, preservation of capital and liquidity. The Fund tries to achieve its objectives by investing in a diversified portfolio of short term tax-exempt securities.

These securities mature or reset to a new interest rate within 13 months. Certain short term tax-exempt securities have maturities longer than 13 months, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 13 months or less. The Fund’s dollar-weighted average maturity will not exceed 90 days.

The Fund only invests in short term tax-exempt securities having one of the two highest ratings from a nationally recognized rating agency or unrated securities which, in the opinion of Fund management, are of similar credit quality. Certain short term tax-exempt securities are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

Management of the Fund will seek to keep its assets fully invested to maximize the yield on the Fund’s portfolio. There may be times, however, when the Fund has uninvested cash, which will reduce its yield.

Fund management will vary the types of short term tax-exempt securities in the Fund’s portfolio, as well as its average maturity. Fund management decides which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between similar kinds of securities.

The Tax-Exempt Fund does not presently intend to invest more than 25% of its assets in short term tax-exempt securities of issuers located in a single state.

The Fund may invest up to 10% of its net assets in illiquid securities.

The Tax-Exempt Fund will not invest in taxable securities, except that certain tax-exempt bonds, known as “private activity bonds,” may subject certain investors to a Federal alternative minimum tax.

32	WCMA TAX-EXEMPT FUND

Among the short term tax-exempt securities the Tax-Exempt Fund may buy are:

Tax-Exempt Notes — short term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

Tax-Exempt Commercial Paper — short term unsecured promissory notes used to finance general short term credit needs.

Tax-Exempt Bonds — long term debt obligations that pay interest exempt from Federal income tax. The Tax-Exempt Fund will only invest in long term debt obligations that have remaining maturities of 397 days or less or that the Fund has a contractual right to sell (put) periodically or on demand within that time.

Variable Rate Demand Obligations — floating rate securities that combine an interest in a long term tax-exempt bond with a right to demand payment periodically or on notice. The Tax-Exempt Fund also may buy a participation interest in a variable rate demand obligation owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the obligation. The Fund will not invest more than 20% of its total assets in participation interests in variable rate demand obligations.

Short Term Tax-Exempt Derivatives — a variety of securities that generally represent the Fund’s ownership interest in one or more tax-exempt bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying tax-exempt bonds is “passed through” the trust or partnership to the Tax-Exempt Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating money market interest rate.

Municipal Lease Obligations — participation certificates issued by government authorities to finance the acquisition, development or construction of equipment, land or facilities. The certificates represent participations in a lease or similar agreement and may be (but are not obligated to be) backed by the municipal issuer’s promise to budget for and appropriate funds to make payments due under the lease.

WCMA TAX-EXEMPT FUND	33

When Issued Securities and Delayed Delivery Securities — The Tax-Exempt Fund may buy or sell short term tax-exempt securities on a when issued or delayed delivery basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Tax-Exempt Fund’s portfolio represents a significant percentage of the market in short term tax-exempt securities. A shortage of available high quality short term tax-exempt securities will affect the yield on the Fund’s portfolio. The Tax-Exempt Fund may suspend or limit sales of shares if, due to such a shortage, the sale of additional shares would not be in the best interest of the Fund’s shareholders.

34	WCMA TAX-EXEMPT FUND

ABOUT THE WCMA TREASURY FUND PORTFOLIO MANAGER

Cindy Macaulay is the portfolio manager of the Fund. Ms. Macaulay has been Vice President of MLIM since 1996 and has been employed by MLIM since 1989.

WCMA Treasury Fund

The Treasury Fund seeks preservation of capital, current income and liquidity. The Fund tries to achieve its objectives by investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Treasury.

The Fund may invest in short term U.S. Treasury securities with maturities of up to 762 days (25 months). The Fund’s dollar-weighted average maturity will not exceed 90 days.

In seeking to achieve the Treasury Fund’s objectives, management varies the kinds of short term U.S. Treasury securities held in the Fund’s portfolio and its average maturity. Fund management decides which U.S. Treasury securities to buy and sell based on its assessment of their relative values and future interest rates.

The Fund may buy or sell U.S. Treasury securities on a when issued, delayed delivery or a forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than the purchase or sale price.

WCMA TREASURY FUND	35

INVESTMENT RISKS

This section contains a summary discussion of the general risks of investing in the Funds. As with any mutual fund, there can be no guarantee that any Fund will meet its objectives or that any Fund’s performance will be positive for any period of time.

Credit Risk — Credit risk is the risk that the issuer of a security owned by a Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. While the Funds invest only in money market securities of highly rated issuers, those issuers still may default on their obligations.

Selection Risk — Selection risk is the risk that the securities that Fund management selects will underperform other funds with similar investment objectives and investment strategies.

Interest Rate Risk — Interest rate risk is the risk that prices of money market securities owned by a Fund generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

Share Reduction Risk — In order to maintain a constant net asset value of $1.00 per share, each Fund may reduce the number of shares held by its shareholders.

Borrowing Risk — A Fund may borrow for temporary emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the yield on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing money may reduce a Fund’s return.

Income Risk — Each Fund’s yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

When Issued Securities, Delayed Delivery Securities and Forward Commitments — When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party will not meet its obligation, in which case a Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security’s price.

36	WCMA FUNDS

Repurchase Agreements; Purchase and Sale Contracts — Money Fund and Government Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This insulates a Fund from changes in the market value of the security during the period, except for currency fluctuations. Purchase and sale contracts are similar to repurchase agreements, but purchase and sale contracts provide that the purchaser receives any interest on the security paid during the period. If the seller fails to repurchase the security in either situation and the market value declines, a Fund may lose money.

Additional Risks of WCMA Money Fund

Securities Lending Risk — The Money Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund also could lose money if it does not recover the securities and/or the value of the collateral falls including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

Reverse Repurchase Agreement — The Money Fund may enter into reverse repurchase agreements with financial institutions. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover its securities and the value of the collateral held by the Fund is less than the value of the securities. These events could trigger adverse tax consequences to the Fund.

Foreign Market Risk — The Money Fund may invest in U.S. dollar denominated money market instruments and other short term debt obligations issued by foreign banks and similar institutions. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that also can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments. To the extent it invests in foreign markets, the Fund is subject to risk because foreign exchanges, generally have fewer investors and a smaller number of securities traded each day, making it difficult for the Fund to buy

WCMA FUNDS	37

and sell securities on foreign exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Additional Risks of WCMA Tax-Exempt Fund

Variable Rate Demand Obligations and Municipal Derivatives — When the Fund invests in variable rate demand obligations or short term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short term municipal securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

Short Term Municipal Derivatives — Short term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short term municipal securities. These issues might be resolved in a manner adverse to the Fund. For example, the Internal Revenue Service has never ruled on the subject of whether pass-through income paid to the Fund is tax-exempt. The Fund receives an opinion of counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

Municipal Lease Obligations — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but it is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for the payment of the lease obligation, the leased obligation is secured by the leased property. It may be difficult, however, to sell the property and the proceeds of sale might not cover the Fund’s loss.

Illiquid Securities — If the Fund buys illiquid securities, it may be unable to quickly sell them or may be able to sell them only at a price below current value.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Funds, including how each Fund invests, please see the Statement of Additional Information.

38	WCMA FUNDS

MERRILL LYNCH WCMA FINANCIAL SERVICE

The WCMA service includes a WCMA account, which is a conventional Merrill Lynch cash securities or margin securities account designed for small to medium sized businesses. The WCMA account is linked to certain money market funds, a Visa® card/check account, either an optional commercial line of credit or reducing revolver and other cash management services. WCMA service subscribers are charged an annual account fee, presently $300.

Automatic investment of available cash balances in WCMA accounts into certain money market funds is a feature of the WCMA service commonly known as the “sweep.” Generally, available cash balances held in WCMA accounts may be “swept” into shares of WCMA Money Fund, WCMA Government Fund, WCMA Tax-Exempt Fund or WCMA Treasury Fund (collectively referred to in this prospectus as the “Funds” or the “WCMA Funds”) or certain other money market funds.

The WCMA service is offered by Merrill Lynch (not the Funds). This prospectus provides information concerning the Funds but is not intended to provide detailed information concerning the WCMA service. If you want more information about the WCMA service, please review the WCMA service account agreement and program description.

The WCMA Funds are the four money market funds whose shares are offered to certain WCMA service subscribers. Each Fund is a money market fund that seeks current income, preservation of capital and liquidity available from investing in short term securities.

Each Fund has its own goals, investment strategies and risks. We cannot guarantee that any Fund will achieve its objectives.

WCMA FUNDS	39

Your Account

WCMA MULTIPLE CLASS STRUCTURE

Each Fund offers four share classes, each with its own ongoing fees, expenses and other features. Each share class represents an ownership interest in the corresponding investment portfolio of a Fund.

Investors must be eligible to own a particular class of shares. With certain exceptions, a new WCMA service subscriber account is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the first business day of the next month. Thereafter, the share class that an investor will be eligible to purchase or hold will be determined based on the investor’s tier assignment within the WCMA service on each valuation date, which is the date towards the end of each month when Merrill Lynch will value each subscriber’s WCMA service relationship. Tier assignment is based on the average weekly value of a subscriber’s WCMA service relationship. A subscriber’s average weekly WCMA service relationship value is currently determined by Merrill Lynch based on the average weekly asset balance of cash, money funds, and/or maximum committed loan amounts held in the subscriber’s WCMA account, together with certain other factors, at the valuation date. If you want more information about the WCMA service and tier assignment, please review the WCMA service account agreement and program description. Your Merrill Lynch Financial Advisor can help explain the WCMA tier for which you qualify and the share class that you are currently eligible to own.

Notwithstanding the value of a subscriber’s WCMA service relationship, a new or existing WCMA service subscriber who has either a commercial line of credit or a reducing revolver will be eligible to purchase and own only Class 3 shares of each Fund.

On each monthly valuation date, your WCMA service relationship will be valued to determine to which WCMA tier your WCMA service account is assigned and, therefore, which class of shares of the Funds you are then eligible to own. If your tier assignment has changed, and as a result you are entitled to hold a different share class than you currently own, Fund shares in your WCMA service account will convert automatically to the class you are then eligible to own on the first business day of the next month. This automatic monthly conversion will be made at net asset value of the two classes on the valuation date, without imposition of any additional transaction charge or exchange fee, and will not be a taxable event for Federal income tax purposes. Beginning with the first day of each month, you will hold the class of shares that you are then eligible to own for such month, and any new shares that you acquire during such month, whether through the automatic sweep feature, manual purchases or dividend reinvestment, will be shares of the new class until the first business day of the next month.

40	WCMA FUNDS

In addition, shares purchased through reinvestment of dividends on the class held before the valuation date also will convert automatically to the different share class. The conversion of shares may be modified for investors that participate in certain fee based programs as described in the WCMA service account agreement and program description.

The Funds’ shares are distributed by Merrill Lynch, an affiliate of the Manager.

WCMA FUNDS	41

The tables below summarize the key features of the WCMA Funds’ multiple class structure.

For subscribers in the WCMA service who do not have either a commercial line of credit or a reducing revolver:

	Class 1	Class 2	Class 3	Class 4

Who Is Eligible to Own?*	Limited to tier 1 investors with a WCMA service relationship value determined to be less than $100,000.	Limited to tier 2 investors with a WCMA service relationship value determined to be $100,000 to $999,999.	Limited to tier 3 investors with a WCMA service relationship value determined to be $1 million to $9,999,999.	Limited to tier 4 investors with a WCMA service relationship value determined to be $10 million or more.

Automatic Conversion to Another Class of the Fund?	Yes. When your WCMA service relationship value is determined to be $100,000 or more.	Yes. When your WCMA service relationship value is determined to be either greater than $999,999 or less than $100,000.	Yes. When your WCMA service relationship value is determined to be either greater than $9,999,999 or less than $1 million.	Yes. When your WCMA service relationship value is determined to be less than $10 million.

Account Maintenance and Distribution Fees	0.25% Account Maintenance Fee 0.75% Distribution Fee.	0.25% Account Maintenance Fee 0.43% Distribution Fee.	0.25% Account Maintenance Fee 0.13% Distribution Fee.	0.25% Account Maintenance Fee 0.13% Distribution Fee.

*	Each new subscriber account is eligible to purchase and hold only Class 1 shares for an initial period not exceeding one month. Such period begins on the date of the initial purchase and ends on the next conversion date.

For subscribers in the WCMA service who have either a commercial line of credit or a reducing revolver:

	Class 1	Class 2	Class 3	Class 4

Who Is Eligible to Own?	Not available.	Not available.	All investors.	Not available.

Automatic Conversion to Another Class of the Fund?	Not available.	Not available.	No.	Not available.

Account Maintenance and Distribution Fees	Not available.	Not available.	0.25% Account Maintenance Fee 0.13% Distribution Fee.	Not available.

42	WCMA FUNDS

Class 1, Class 2, Class 3 and Class 4 Shares

Each class pays differing distribution and account maintenance fees each year, as described in the chart above. The distribution and account maintenance fees are payable under distribution plans that each Fund has adopted under Rule 12b-1.

Merrill Lynch uses the money that it receives from the account maintenance and distribution fees to cover the costs of shareholder servicing, account maintenance, administration, marketing, advertising and compensating the Merrill Lynch Financial Advisor who assists you in purchasing Fund shares.

HOW TO BUY, SELL AND TRANSFER SHARES

The chart on the following pages summarizes how to buy, sell and transfer shares of each Fund through Merrill Lynch. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Advisor may help you with this decision.

Because of the high costs of maintaining smaller shareholder accounts, each Fund may redeem the shares in your account if the net asset value of your account falls below $1,000 due to redemptions. You will be notified that the value of your account is less than $1,000 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $1,000 before such Fund takes any action.

WCMA FUNDS	43

If You Want To	Your Choices	Information Important for You to Know

Buy Shares	Determine the share class that you are eligible to own	Refer to the tables on page 42. Be sure to read this entire prospectus carefully.

	Determine the amount of your investment	There is no minimum initial investment for a Fund’s shares, but the minimum for the WCMA service is $20,000 in cash and/or securities.

Have cash balances from your account automatically invested in shares of the Fund designated as your primary money account

The delay with respect to automatic investment of cash balances in your WCMA service account in shares of a designated Fund is determined by your WCMA service tier. For further information regarding the timing of sweeps for each WCMA service tier, consult your Merrill Lynch Financial Advisor and/or the WCMA service account agreement and program description.

Have your Merrill Lynch Financial Advisor submit your purchase order

You may make manual investments of $1,000 or more in any WCMA Fund not designated as your primary money account.

Generally, manual purchases placed through Merrill Lynch will be effective on the day following the day the order is placed with the Fund, subject to certain timing considerations.

Manual purchases of $500,000 or more can be made effective on the same day the order is placed with the Fund provided certain requirements are met.
Purchase requests received by any WCMA Fund will receive the net asset value per share next computed after receipt of the purchase request by the fund.
Each WCMA Fund may reject any order to buy shares and may suspend the sale of shares at any time for any reason.
Merrill Lynch reserves the right to terminate a subscriber’s participation in the WCMA service at any time for any reason.

When purchasing shares, you will be subject to the applicable annual account fee. To receive all the services available as a WCMA service subscriber, you must complete the account opening process, including completing or supplying requested documentation.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases (other than automatic purchases) is $1,000 for all accounts.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested in the form of additional shares at net asset value.

Transfer Investment to Another Securities Dealer	Redeem shares and reinvest

If you no longer maintain a WCMA service account at Merrill Lynch, your shares will be automatically redeemed. Shareholders maintaining accounts with dealers other than Merrill Lynch are not entitled to invest in the WCMA Funds or to the other services available to WCMA service subscribers.

44	WCMA FUNDS

If You Want To	Your Choices	Information Important for You to Know

Sell Your Shares	Automatic redemption

Each Fund has instituted an automatic redemption procedure for WCMA service subscribers who previously elected to have cash balances in their WCMA service accounts automatically invested in shares of a designated WCMA Fund. For these WCMA service subscribers, unless directed otherwise, Merrill Lynch will redeem a sufficient number of shares of the Fund to satisfy debit balances in the account created by (i) securities transactions therein, (ii) Visa® card purchases, cash advances or checks written against the WCMA service account or (iii) electronic fund transfers or other debits. Each WCMA service account will be scanned automatically for debits each business day prior to 12 noon, Eastern time. After application of any cash balances in the WCMA service account to these debits, shares of the Fund designated as the primary money account and, to the extent necessary, shares of other WCMA Funds or money accounts will be redeemed at net asset value at 12 noon, Eastern time, pricing to satisfy remaining debits.

Ask your Merrill Lynch Financial Advisor to arrange for cash to be made available to you

Merrill Lynch will satisfy requests for cash by wiring cash to your bank account or arranging for your Merrill Lynch Financial Advisor to provide you with a check. Redemption requests should not be sent to the Fund or its Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. Any required shareholder signatures must be guaranteed (e.g., by a bank or a broker). Redemptions of Fund shares will be confirmed to WCMA service subscribers (rounded to the nearest share) in their monthly transaction statements.

WCMA FUNDS	45

Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

Dividends — exempt income, ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The Money Fund, Government Fund and Treasury Fund use the “penny-rounding” method in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. For the Tax-Exempt Fund, net asset value is determined using the “amortized cost” method, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with an adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value at 12 noon Eastern time on each business day that either the New York Stock Exchange or New York banks are open, immediately after the daily declaration of dividends. The net asset value used in determining your share price is the one calculated after your purchase or redemption order becomes effective. Share purchase orders are effective on the date federal funds become available to the applicable Fund.

DIVIDENDS AND TAXES

Dividends are declared and reinvested daily in the form of additional shares at net asset value. You will begin accruing dividends on the day following the date your purchase becomes effective. In most cases, shareholders will receive statements monthly as to such reinvestments. Shareholders redeeming their holdings will receive all dividends declared and reinvested through the date of redemption. The Money Fund, Government Fund and Treasury Fund intend to make distributions, most of which will be taxed as ordinary income, although each Fund may distribute capital gains as well. The Tax-Exempt Fund intends to make distributions most of which will be excluded from gross income for Federal income tax purposes but may distribute taxable capital gains as well.

General

You will pay tax on ordinary income dividends from a Fund whether you receive them in cash or additional shares. If you redeem shares of a Fund or exchange them for shares of another fund, you generally will be treated as having sold your shares, and any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.

46	WCMA FUNDS

If the value of assets held by a Fund declines, the Trustees may authorize a reduction in the number of outstanding shares in shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of your eliminated shares would be added to the basis of your remaining Fund shares, and you could recognize a capital loss if you disposed of your shares at that time. Dividends of ordinary income and capital gains, including dividends reinvested in additional shares of such an affected Fund, will nonetheless be fully taxable, even if the number of shares in your account has been reduced as described above.

If you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of the excess of net short term capital gains over long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, ordinary income dividends, capital gain dividends and redemption proceeds generally will be subject to a withholding tax if you have not provided a taxpayer identification number to the Fund in which you invest or the number is incorrect.

Tax-Exempt Fund

To the extent that the dividends distributed by the Tax-Exempt Fund are derived from municipal bond interest income, they are exempt from Federal income tax. Dividends received generally will be subject to state and, where applicable, local personal income tax. Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Tax-Exempt Fund’s investments in private activity bonds. Generally, within 60 days after the end of the Tax-Exempt Fund’s taxable year, you will be informed of the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable, for Federal income tax purposes, as long term capital gains to you regardless of how long you have held your shares. The tax treatment of distributions from the Tax-Exempt Fund is the same whether you choose to receive distributions in cash or to have them reinvested in shares of the Tax-Exempt Fund.

WCMA FUNDS	47

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It also refers to certain state tax consequences of investing in the Tax-Exempt Fund. It does not address the potential state and/or local income tax consequences of your investment and is not a substitute for personal tax advice. Consult your tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

48	WCMA FUNDS

Management of the Funds

FUND ASSET MANAGEMENT

Fund Asset Management, the Manager for Money Trust, Government Trust, Tax-Exempt Trust and Treasury Trust (collectively, the “Trusts”), manages each Trust’s investments and business operations under the overall supervision of each Trust’s Board of Trustees. The Manager has the responsibility for making all investment decisions for each Trust. Each Trust pays the Manager a fee at the annual rate of 0.250% of that Trust’s average daily net assets not exceeding $500 million; 0.175% of the average daily net assets exceeding $500 million but not exceeding $1 billion; and 0.125% of the average daily net assets exceeding $1 billion. Each Fund pays the Administrator an administrative fee at the annual rate of 0.25% of the average daily net assets of the respective Fund.

Fund Asset Management was organized as an investment adviser in 1977 and offers investment advisory services to more than 50 registered investment companies. Fund Asset Management and its affiliates had approximately $450 billion in investment company and other portfolio assets under management as of January 2003.

MASTER/FEEDER STRUCTURE

Each of the Money Fund, Government Fund, Tax-Exempt Fund and Treasury Fund is a “feeder” fund that invests all of its assets in Money Trust, Government Trust, Tax-Exempt Trust and Treasury Trust, respectively. Investors in a Fund will acquire an indirect interest in the corresponding Trust.

Each Trust may accept investments from other feeder funds, and all the feeders of a Trust bear the portfolio’s expenses in proportion to their assets. This structure may enable a Fund to reduce costs through economies of scale. A larger investment portfolio also may reduce certain transaction costs to the extent that contributions to and redemptions from the master portfolio from different feeders may offset each other and produce a lower net cash flow.

However, each feeder can set its own transaction minimums, fund specific expenses, and other conditions. This means that one feeder could offer access to a Trust on more attractive terms, or could experience better performance, than another feeder.

WCMA FUNDS	49

Whenever a Trust holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the master portfolio.

A Fund may withdraw from a Trust at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

50	WCMA FUNDS

WCMA FUNDS

For More Information

Shareholder Reports

Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. You may obtain these reports (when available) at no cost by calling 1-800-221-7210.

Each Fund will send you one copy of each shareholder report and certain other mailings, regardless of the number of Fund accounts you have. To receive separate shareholder reports for each account, call your Merrill Lynch Financial Advisor, or write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and Merrill Lynch brokerage or mutual fund account number. If you have any questions, please call your Merrill Lynch Financial Advisor or call the Transfer Agent at 1-800-221-7210.

Statement of Additional Information

The Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this Prospectus). You may request a free copy by writing the Fund at Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289 or by calling 1-800-221-7210.

Contact your Merrill Lynch Financial Advisor or contact the Fund at the telephone number or address indicated above, if you have any questions.

Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-21196, 811-21197, 811-21198 and 811-21199

Code #WCMA-03-03

©Fund Asset Management, L.P.

Prospectus

March 20, 2003

WCMA® Money Fund

WCMA® Government Securities Fund

WCMA® Tax-Exempt Fund

WCMA® Treasury Fund

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mlim.ml.com

WCMA® Money Fund

WCMA® Government Securities Fund

WCMA® Tax-Exempt Fund

WCMA® Treasury Fund

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

WCMA Money Fund (the “Money Fund”), WCMA Government Securities Fund (the “Government Fund”), WCMA Tax-Exempt Fund (the “Tax-Exempt Fund”) and WCMA Treasury Fund (the “Treasury Fund”) (collectively, the “Funds” or the “WCMA Funds”), are money market funds whose shares are offered to certain subscribers in the Working Capital Management Account® financial service (“WCMA service”) of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch” or the “Distributor”) to provide a medium for the investment of available cash balances held in the program. A WCMA service account is a conventional Merrill Lynch cash securities or margin securities account designed for small to medium sized businesses that is linked to certain money market funds, to a Visa® business card/check account (“Visa® Account”), to either an optional commercial line of credit or a reducing revolver and to other cash management services. The WCMA Funds, certain other money funds and the Insured SavingsSM Account (“Insured Savings Account”) are collectively referred to as “Money Accounts.”

Each WCMA Fund is a money market fund seeking current income, preservation of capital and liquidity available from investing in short term securities. The Money Fund invests in money market securities generally; the Government Fund invests in direct U.S. Government obligations; the Tax-Exempt Fund invests in tax-exempt securities and generally pays dividends exempt from Federal income tax; and the Treasury Fund invests in U.S. Treasury securities.

Each of the Money Fund, Government Fund, Tax-Exempt Fund and Treasury Fund is a “feeder” fund that invests its assets in a corresponding “master” trust: Master Money Trust (the “Money Trust”), Master Government Securities Trust (the “Government Trust”), Master Tax-Exempt Trust (the “Tax-Exempt Trust”) or Master Treasury Trust (the “Treasury Trust” and, collectively, the “Trusts”), respectively. Each Trust has the same investment objective as its corresponding Fund. All investments are made at the Trust level. Each Fund’s investment results will correspond directly to the investment results of its corresponding Trust. There can be no assurance that any Fund or Trust will achieve its investment objectives.

(continued on next page)

This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated March 20, 2003 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling 1-800-221-7210 or by writing to each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

Fund Asset Management — Manager

The date of this Statement of Additional Information is March 20, 2003.

(continued from previous page)

Each Fund offers four share classes, each with its own ongoing fees, expenses and other features. Investors must meet certain eligibility requirements to own a particular class of shares. The share class that a WCMA subscriber is eligible to own is based on the value of the subscriber’s WCMA service relationship. See “Purchase of Shares.”

Merrill Lynch charges an annual account fee for the WCMA service as described in the WCMA service account agreement and program description. Additional program fees may be charged for additional services offered through the service.

WCMA service subscribers should read this Statement of Additional Information in conjunction with the program description that is furnished in conjunction with that subscriber’s WCMA service account. Reference is made to such program description for information with respect to the WCMA service, including the fees related thereto. Information concerning the Insured Savings Account is contained in the Insured Savings Account Fact Sheet. All subscribers of the WCMA Funds are furnished with the prospectuses of Money Fund, Government Fund, Tax-Exempt Fund and Treasury Fund and the Insured Savings Account Fact Sheet. For more information about the WCMA service, call toll-free from anywhere in the U.S., 1-800-MER-WCMA (1-800-637-9262).

Unless otherwise indicated, the information set forth in this Statement of Additional Information is applicable to each Fund and Trust. Information that does not apply to a Fund or Trust does not form a part of that Fund’s Statement of Additional Information and should not be relied on by investors in that Fund. Management of each Fund and Trust has considered the possibility that the use of a combined prospectus may subject a WCMA Fund or WCMA Funds to liability for an alleged misstatement relating to another WCMA Fund or WCMA Funds. Management believes this possibility is remote.

ii

iii

INVESTMENT OBJECTIVES AND POLICIES

Money Fund

The Money Fund is a money market fund. The investment objectives of the Money Fund are current income, preservation of capital and liquidity. The Money Fund seeks to achieve its objectives by investing in a diversified portfolio of short term securities. The investment objectives are fundamental policies of the Money Fund that may not be changed without a vote of the majority of the outstanding shares of the Money Fund.

The Money Fund’s investments in U.S. Government and Government agency securities will be in instruments with a remaining maturity of 762 days (25 months) or less. The Money Fund’s other investments will be in instruments with a remaining maturity of 397 days (13 months) or less that have received a short term rating, or that have been issued by issuers that have received a short term rating with respect to a class of debt obligations that are comparable in priority and security with the instruments, from the requisite nationally recognized statistical rating organizations (“NRSROs”) in one of the two highest short term rating categories or, if neither the instrument nor its issuer is so rated, will be of comparable quality as determined by the Trustees of the Money Fund or by Fund Asset Management, L.P. (the “Manager” or “FAM”) pursuant to delegated authority. Currently, there are three NRSROs: Fitch Ratings (“Fitch”), Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s (“Standard & Poor’s”). The Money Fund will determine the remaining maturity of its investments in accordance with Securities and Exchange Commission (“Commission”) regulations. The dollar-weighted average maturity of the Fund’s portfolio will not exceed 90 days.

The Money Fund is a “feeder” fund that invests all of its assets in a corresponding “master” fund, Money Trust, which has the same investment objectives as the Fund. All investments will be made at the Money Trust level. This structure is sometimes called a “master/feeder” structure. The Money Fund’s investment results will correspond directly to the investment results of the Money Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term “Fund,” with respect to the Money Fund, to include the Money Trust. It also uses the term “Board of Trustees,” with respect to the Board of Trustees of the Money Fund, to include the Board of Trustees of the Money Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized. The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund’s outstanding voting securities as defined in the Investment Company Act of 1940 (the “Investment Company Act”).

Investment in Money Fund shares offers several potential benefits. The Money Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term securities using professional money market management, block purchases of securities and yield improvement techniques. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder also is relieved from administrative burdens associated with direct investment in short term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. Certain expenses borne by investors include management fees, distribution fees, administrative costs and operational costs.

In managing the Fund, the Manager will employ a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based on its assessment of the relative values of the various securities and future interest rate patterns. These assessments will respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Manager also will seek to improve yield by taking advantage of yield disparities that regularly occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. Also, there frequently are differences in yields between the various types of money market securities. The Money Fund seeks to enhance yield by purchasing and selling securities based on these yield differences.

The following is a description of some of the types of the short term securities in which the Money Fund may invest:

U.S. Government Securities.    Marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities.    Debt securities issued by U.S. Government-sponsored enterprises, Federal agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association and the Federal Agricultural Mortgage Corporation. Such securities also may include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development (the “World Bank”). Government agency securities are not direct obligations of the U.S. Government but involve various forms of U.S. Government sponsorship or guarantees and are issued, in general, under the authority of an act of Congress. The U.S. Government is not obligated to provide financial support to any of these agencies, instrumentalities or organizations.

Bank Money Instruments.    U.S. dollar-denominated obligations of commercial banks, savings banks, savings and loan associations or other depository institutions such as, but not limited to, certificates of deposit, including variable rate certificates of deposit, time deposits, deposit notes, bank notes and bankers’ acceptances. The obligations of commercial banks may be issued by U.S. banks, foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations) or U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations). The Money Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank. Yankeedollar obligations in which the Money Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or Federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. The Money Fund treats bank money instruments issued by U.S. branches or subsidiaries of foreign banks as obligations issued by domestic banks (not subject to the 25% limitation in obligations of foreign bank money instruments discussed below) if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

Eurodollar and Yankeedollar obligations, as well as other obligations of foreign depository institutions and short term obligations issued by other foreign entities, may involve additional investment risks, including adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the repayment of principal and the payment of interest. The issuers of such obligations may not be subject to U.S. regulatory requirements. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Money Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Money Fund held overseas will be held by foreign branches of the Money Fund’s custodian or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

The Manager will carefully consider the above factors in making investments in Eurodollar obligations, Yankeedollar obligations of foreign depository institutions and other foreign short term obligations, and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Money Fund will limit its Yankeedollar investments to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

Bank money instruments in which the Money Fund invests must be issued by depository institutions with total assets of at least $1 billion, except that the Money Fund may invest in certificates of deposit of smaller institutions if such certificates of deposit are Federally insured and if, as a result of such purchase, no more than 10% of total assets (taken at market value), are invested in such certificates of deposit.

Commercial Paper and Other Short Term Obligations.    Commercial paper (including variable amount master demand notes) refers to short term unsecured promissory notes issued by corporations, partnerships, trusts or other entities to finance short term credit needs and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the date of purchase. Short term obligations issued by trusts, corporations, partnerships or other entities include mortgage-related or asset-backed instruments, including pass-through certificates such as participations in, or bonds and notes backed by, pools of mortgage, automobile, manufactured housing or other types of consumer loans; credit card or trade receivables; or pools of mortgage- or asset-backed securities. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by an NRSRO.

Foreign Bank Money Instruments.    Foreign bank money instruments refers to U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes and deposit notes. The obligations of such foreign depository institutions and their foreign branches and subsidiaries may be the general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation. Such investments will only be made if determined to be of comparable quality to other investments permissible for the Money Fund. The Money Fund will not invest more than 25% of its total assets (taken at market value at the time of each investment) in these obligations.

Foreign Short Term Debt Instruments.    Foreign short term debt instruments refers to U.S. dollar-denominated commercial paper and other short term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers.

The following is a description of other types of investments or investment practices in which the Money Fund may invest or engage:

Repurchase Agreements; Purchase and Sale Contracts.    The Money Fund may invest in the money market securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

Such agreements usually cover short periods, such as under a week. The Money Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of a default by the seller, the Money Fund ordinarily will retain ownership of the securities underlying the repurchase agreement, and instead of a contractually fixed rate of return, the rate of return to the Money Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Money Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. In certain circumstances, repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Money Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Money Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. From time to time, the Money Fund also may invest in money market securities pursuant to purchase and sale contracts. While purchase and sale contracts are similar to repurchase agreements, purchase and sale contracts are structured so as to be in substance more like a purchase and sale of the underlying security than is the case with repurchase agreements.

Reverse Repurchase Agreements.    The Money Fund may enter into reverse repurchase agreements that involve the sale of money market securities held by the Money Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Money Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price.

The Money Fund may invest in variable amount master demand notes. These are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest.

Securities Lending.    The Money Fund may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Money Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Money Fund receives the income on the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Where the Money Fund receives securities as collateral, the Money Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Money Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Money Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Money Fund could also experience delays and costs in gaining access to the collateral. The Money Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates and to retain an affiliate of the Money Fund as lending agent. See “Portfolio Transactions.”

Forward Commitments.    The Money Fund may purchase or sell money market securities on a forward commitment basis at fixed purchase terms. The purchase or sale will be recorded on the date the Money Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. The value of the security on the delivery date may be more or less than its purchase price. A separate account of the Money Fund will be established with the Fund’s custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. Although the Money Fund generally will enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so.

There can be no assurance that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Money Fund’s purchase price. The Money Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

Preservation of capital is a prime investment objective of the Money Fund, and while the types of money market securities in which the Money Fund invests generally are considered to have low principal risk, such securities are not completely risk free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Money Fund, there is also the risk of the failure of the parties involved to repurchase at the agreed-upon price or to return the securities involved in such transactions, in which event the Money Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

A Commission regulation ordinarily limits investments by the Money Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) to not more than 5% of its total assets, or in the event that such securities do not have the highest rating, not more than 1% of its total assets. In addition, such regulation requires that not more than 5% of the Money Fund’s total assets be invested in securities that do not have the highest rating.

Investment Restrictions.    Money Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Money Fund’s outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Money Fund’s Board of Trustees without shareholder approval.

Under its fundamental investment restrictions, provided that none of the following shall prevent the Money Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Money Fund may not:

(1)  Issue senior securities to the extent such issuance would violate applicable law.

(2)  Borrow money, except that (i) the Money Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Money Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Money Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Money Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Money Fund’s Prospectus and Statement of Additional Information. The Money Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Money Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(3)  Underwrite securities of other issuers, except insofar as the Money Fund may be deemed an underwriter under the Securities Act of 1933 (the “Securities Act”) in selling portfolio securities.

(4)  Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities and certain instruments issued by domestic banks).

(5)  Purchase or sell real estate, except that, to the extent permitted by applicable law, the Money Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

(6)  Purchase or sell commodities or contracts on commodities, except to the extent that the Money Fund may do so in accordance with applicable law and its Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(7)  Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Money Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Money Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(8)  Make any investment inconsistent with the Money Fund’s classification as a diversified company under the Investment Company Act.

The Money Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests of the Trust.

Under the Money Fund’s non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Money Fund from investing all of its assets in shares of another registered investment company with the same investment restrictions (in a master/feeder structure), the Money Fund may not:

a.  Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

b.  Make short sales of securities or maintain a short position.

c.  Write, purchase or sell puts, calls or combinations thereof.

d.  Subject to fundamental investment restriction (7) above, the Money Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Money Fund. Such loans will be terminable at any time. The Money Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Money Fund may pay reasonable fees in connection with the arranging of such loan.

e.  Subject to fundamental investment restriction (8) above, the Money Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Money Fund.

The Money Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of a majority of the interests of the Trust. Under the following additional non-fundamental investment restrictions, the Money Trust may not:

a.  Purchase any securities other than types of money market securities and investments described under “Investment Objectives and Policies.”

b.  Purchase the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, if immediately after the purchase, more than 5% of the value of its total assets (taken at market value) would be invested in such issuer, except that, in the case of bank money market instruments or repurchase agreements with any one bank, up to 25% of the value of the Money Trust’s total assets may be invested without regard to such 5% limitation but shall instead be subject to a 10% limitation.

c.  Purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of an issuer.

d.  Enter into repurchase agreements if, as a result, more than 10% of the Money Trust’s net assets (taken at market value at the time of each investment, together with any other investments deemed illiquid) would be subject to repurchase agreements maturing in more than seven days.

e.  Make investments for the purpose of exercising control or management.

f.  Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

g.  Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the borrowing provisions shall not apply to reverse repurchase agreements) (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Money Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Money Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

h.  Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Money Trust except as may be necessary in connection with borrowings referred to in its non-fundamental investment restriction (g) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Money Trust’s net assets taken at the market value.

i.  Invest in securities with legal or contractual restrictions on resale (except for repurchase agreements) or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at market value) would be invested in such securities.

j.  Invest in securities of issuers (other than issuers of U.S. Government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 5% of its total assets (taken at market value) would be invested in such securities.

k.  Enter into reverse repurchase agreements if, as a result thereof, the Money Trust’s obligations with respect to reverse repurchase agreements would exceed one-third of its net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

l.  Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Money Trust, the Manager or any subsidiary thereof each owning beneficially more than 1% of the securities of such issuer own in the aggregate more than 5% of the securities of the issuer.

Government Fund

The Government Fund is a money market fund. The investment objectives of the Government Fund are preservation of capital, current income and liquidity. The Government Fund seeks to achieve its objectives by investing exclusively in a diversified portfolio of short term securities that are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities. Direct U.S. Government obligations consist of securities issued, or guaranteed as to principal and interest, by the U.S. Government that are backed by the full faith and credit of the United States. The Government Fund may not invest in securities issued or guaranteed by U.S. Government agencies, instrumentalities or Government sponsored enterprises that are not backed by the full faith and credit of the United States. There can be no assurance that the investment objectives of the Government Fund will be realized.

The Government Fund is a “feeder” fund that invests all of its assets in a corresponding “master” fund, Government Trust, which has the same investment objectives as the Fund. All investments will be made at the Government Trust level. This structure is sometimes called a “master/feeder” structure. The Government Fund’s investment results will correspond directly to the investment results of the Government Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term “Fund,” with respect to the Government Fund, to include the Government Trust. It also uses the term “Board of Trustees,” with respect to the

Board of Trustees of the Government Fund, to include the Board of Trustees of the Government Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized. The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund’s outstanding voting securities as defined in the Investment Company Act.

Investment in Government Fund shares offers several potential benefits. The Government Fund seeks to provide as high a yield potential, consistent with its objectives, as is available from investments in short term U.S. Government securities utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder also is relieved from administrative burdens associated with direct investment in short term U.S. Government securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

The Government Fund may invest in the U.S. Government securities described above pursuant to repurchase agreements. Under such agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Government Fund at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period.

Preservation of capital is a prime investment objective of the Government Fund, and the direct U.S. Government obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Government obligations have generally had lower rates of return than other money market securities with less safety. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Government Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. With respect to repurchase agreements, there is also the risk of the failure of parties involved to repurchase at the agreed upon price, in which event the Government Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

Forward Commitments.    The Government Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Government Fund will be established with its custodian consisting of cash or liquid money market securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Government Fund also may sell money market securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

For purposes of its investment policies, the Government Fund defines short term U.S. Government securities as securities having a maturity of not more than 762 days (25 months). The Manager expects that substantially all the assets of the Government Fund will be invested in securities maturing in not more than 397 days (13 months) but at times some portion may have maturities up to not more than 762 days (25 months). The dollar-weighted average maturity of the Government Fund’s portfolio will not exceed 90 days.

Investment Restrictions.    Government Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Government

Fund’s outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Government Fund’s Board of Trustees without shareholder approval.

Under the Government Fund’s fundamental investment restrictions, provided that none of the following shall prevent the Government Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Government Fund may not:

(1)  Issue senior securities to the extent such issuance would violate applicable law.

(2)  Borrow money, except that (i) the Government Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Government Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Government Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Government Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Government Fund’s Prospectus and Statement of Additional Information. The Government Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Government Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(3)  Underwrite securities of other issuers except insofar as the Government Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

(4)  Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities).

(5)  Purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

(6)  Purchase or sell commodities or contracts on commodities, except to the extent that the Government Fund may do so in accordance with applicable law and its Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(7)  Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that Government Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Government Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(8)  Make any investment inconsistent with the Government Fund’s classification as a diversified company under the Investment Company Act.

The Government Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests in the Trust.

Under the Government Fund’s non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Government Fund from investing all of its assets in shares of another registered investment company with the same investment restrictions (in a master/feeder structure), the Government Fund may not:

a.  Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

b.  Make short sales of securities or maintain a short position.

c.  Write, purchase or sell puts, calls or combinations thereof.

d.  Subject to fundamental investment restriction (8) above, the Government Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Government Fund.

The Government Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of the holders of a majority of the interests of the Trust. Under the following additional non-fundamental investment restrictions, the Government Trust may not:

a.  Purchase any securities other than short term marketable securities which are direct obligations of the U.S. Government and repurchase agreements pertaining to such securities.

b.  Enter into repurchase agreements with any one bank or primary dealer or an affiliate thereof, if immediately thereafter, more than 5% of the value of its total assets (taken at market value) would be invested in repurchase agreements with such bank or primary dealer or an affiliate thereof.

c.  Enter into repurchase agreements if, as a result thereof, more than 10% of the Government Trust’s net assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

d.  Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Government Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Government Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

e.  Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Government Trust except as may be necessary in connection with borrowings mentioned in (d) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Government Trust’s net assets, taken at market value.

Tax-Exempt Fund

The Tax-Exempt Fund is a tax-exempt money market fund. The investment objectives of the Tax-Exempt Fund are current income exempt from Federal income tax, preservation of capital and liquidity. The Tax-Exempt Fund seeks to achieve its objectives by investing in a diversified portfolio of short term high quality tax-exempt money market securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or derivative or synthetic municipal instruments, the interest on which, according to bond counsel to the issuer, is exempt from Federal income tax (such obligations are herein referred to as “Tax-Exempt Securities”). The Tax-Exempt Fund may invest in certain otherwise tax-exempt securities that are classified as “private activity bonds” which may subject certain investors to a Federal alternative minimum tax. See “Dividends and Taxes — Taxes.” There can be no assurance that the investment objectives of the Tax-Exempt Fund will be realized.

The Tax-Exempt Fund can be expected to offer a lower yield than longer term municipal bond funds since Tax-Exempt Securities with longer maturities tend to produce higher yields. Interest rates in the short term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

The Tax-Exempt Fund is a “feeder” fund that invests all of its assets in a corresponding “master” fund, Tax-Exempt Trust, which has the same investment objectives as the Fund. All investments will be made at the Tax-Exempt Trust level. This structure is sometimes called a “master/feeder” structure. The Tax-Exempt Fund’s investment results will correspond directly to the investment results of the Tax-Exempt Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term “Fund,” with respect to the Tax-Exempt Fund, to include the Tax-Exempt Trust. It also uses the term “Board of Trustees,” with respect to the Board of Trustees of the Tax-Exempt Fund, to include the Board of Trustees of the Tax-Exempt Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized.

The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund’s outstanding voting securities as defined in the Investment Company Act.

Investment in Tax-Exempt Fund shares offers several potential benefits. The Tax-Exempt Fund seeks to provide as high a tax-exempt yield potential, consistent with its objectives, as is available from investments in short term Tax-Exempt Securities utilizing professional management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced risk that generally results from diversification of assets. The shareholder is also relieved from administrative burdens associated with direct investment in short term securities, such as coordinating maturities and reinvestments, safekeeping and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

The Tax-Exempt Securities in which the Tax-Exempt Fund invests include municipal notes, municipal commercial paper and municipal bonds with a remaining maturity of not more than 397 days (13 months). The Tax-Exempt Fund will also invest in variable rate demand obligations (“VRDOs”) and participations therein (“Participating VRDOs”) (see “VRDOs and Participating VRDOs” below) and derivative or synthetic municipal instruments (“Derivative Products”) (see “Derivative Products” below). Municipal notes include tax anticipation notes, bond anticipation notes and revenue anticipation notes. Anticipation notes are sold as interim financing in anticipation of tax collection, bond sales or revenue receipts. Municipal commercial paper refers to short term unsecured promissory notes issued generally to finance short term credit needs. The Tax-Exempt Fund may invest in all types of tax-exempt instruments currently outstanding or to be issued in the future which satisfy the short term maturity and quality standards of the Tax-Exempt Fund.

The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt Securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds or private activity bonds where the entities supplying the revenues from which the issues are to be paid are in the same industry.

Certain of the instruments in which the Tax-Exempt Fund invests, including VRDOs and Derivative Products, effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the obligations, in the case of VRDOs, or the long term bonds underlying Derivative Products (the “Underlying Bonds”). Such maturities are sufficiently short term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund’s net asset value.

VRDOs and Participating VRDOs.    VRDOs are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and a right of demand on the part of the holder thereof to receive payment of the unpaid principal balance plus accrued interest on a short notice period not to exceed seven days. There is, however, the possibility that because of default or insolvency the demand feature of VRDOs and Participating VRDOs may not be honored. The interest rates are adjustable at intervals (ranging from daily to one year) to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDOs at approximately the par value of the VRDOs on the adjustment date. The adjustments are typically based upon the public Securities Association Index or some other appropriate interest rate adjustment index.

The Tax-Exempt Fund also may invest in Participating VRDOs in variable rate tax-exempt obligations held by financial institutions, typically commercial banks (“institutions”). Participating VRDOs provide the Tax-Exempt Fund with a specific undivided interest (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDOs from the financial institution upon a specified number of days’ notice, not to exceed seven days. In addition, the Participating VRDO is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund would have an undivided interest in the underlying obligation and thus participate on the same basis as the financial institution in such obligation except that the financial institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit or issuing the repurchase commitment.

VRDOs that contain a right of demand to receive payment of the unpaid principal balance plus accrued interest on a notice period exceeding seven days may be deemed to be illiquid securities. A VRDO with a demand notice period exceeding seven days will therefore be subject to the Fund’s restriction on illiquid investments unless, in the judgment of the Tax-Exempt Fund’s Board of Trustees, such VRDO is liquid. The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of such VRDOs. The Trustees, however, will retain sufficient oversight and be ultimately responsible for such determinations.

The Tax-Exempt Fund has been advised by its counsel that the Tax-Exempt Fund should be entitled to treat the income received on Participating VRDOs as interest from tax-exempt obligations provided that the Tax-Exempt Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. It is presently contemplated that the Tax-Exempt Fund will not invest more than a limited amount (not more than 20%) of its total assets in Participating VRDOs.

Because of the interest rate adjustment formula on VRDOs (including Participating VRDOs), the VRDOs are not comparable to fixed rate securities. The Tax-Exempt Fund’s yield on VRDOs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund’s yield on VRDOs will increase and its shareholders will have a reduced risk of capital depreciation.

Derivative Products.    The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell (“put”) the Fund’s interest in the Underlying Bonds at par plus accrued interest to a financial institution (a “Liquidity Provider”). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) “Tender Option Bonds,” which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products,” in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) “Partnerships,” which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund also may invest in other forms of Derivative Products.

Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal bonds. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Tax-Exempt Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such Derivative Products would be deemed taxable.

Municipal Lease Obligations.    Also included within the general category of the Tax-Exempt Securities are certificates of participation (“COPs”), issued by government authorities or entities to finance the acquisition or construction of equipment, land and/or facilities. The COPs represent participations in a lease, an installment purchase contract or a conditional sales contract (hereinafter collectively called “lease obligations”) relating to such equipment, land or facilities. Although lease obligations do not constitute general obligations of the issue for which the issuer’s unlimited taxing power is pledged, a lease obligation is frequently backed by the issuer’s covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the issuer has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. The Tax-Exempt Fund may not invest in illiquid lease obligations if such investments, together with all other illiquid investments, would exceed 10% of the Tax-Exempt Fund’s net assets. The Tax-Exempt Fund may, however, invest without regard to such limitation in lease obligations which the Manager, pursuant to guidelines which have been adopted by the Board of Trustees and subject to the supervision of the Board, determines to be liquid. The Manager will deem lease obligations liquid if they are publicly offered and have received an investment grade rating of Baa or better by Moody’s or BBB or better by Standard & Poor’s or Fitch. Unrated lease obligations, or those rated below investment grade, will be considered liquid if the obligations come to the market through an underwritten public offering and at least two dealers are willing to give competitive bids. In reference to the latter the Manager must, among other things, also review the creditworthiness of the entity obligated to make payment under the lease obligation and make certain specified determinations based on such factors as the existence of a rating or credit enhancement such as insurance, the frequency of trades or quotes for the obligation and the willingness of dealers to make a market in the obligation.

Purchase or Sale of Tax-Exempt Securities on a Delayed Delivery Basis or on a When-Issued Basis.    Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or on a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the

Tax-Exempt Fund may sell these securities prior to settlement date if it is deemed advisable. No new when- issued commitments will be made if more than 40% of the Tax-Exempt Fund’s net assets would become so committed. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian consisting of cash or liquid Tax-Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

Purchase of Securities with Fixed Price “Puts.”    The Tax-Exempt Fund has authority to purchase fixed rate Tax-Exempt Securities and, for a price, simultaneously acquire the right to sell such securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a fixed price put. Puts with respect to fixed rate instruments are to be distinguished from the demand or repurchase features of VRDOs and Participating VRDOs which enable the Tax-Exempt Fund to dispose of the security at a time when the market value of the security approximates its par value.

Short Term Maturity Standards.    All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of not more than 397 days (13 months). The dollar-weighted average maturity of the Tax-Exempt Fund’s portfolio will be 90 days or less. The maturity of VRDOs (including Participating VRDOs) is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDO upon demand or (ii) the period remaining until the VRDO’s next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDOs mature on a specified date which may range up to 30 years from the date of issuance.

High Quality Standards.    The Tax-Exempt Fund’s portfolio investments in municipal notes and short term tax-exempt commercial paper will be limited to those obligations which (i) are secured by a pledge of the full faith and credit of the United States, or (ii) are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short term municipal debt obligations by an NRSRO or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. The Tax-Exempt Fund’s investments in municipal bonds (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Tax-Exempt Fund. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody’s and Standard & Poor’s. Certain tax-exempt obligations (primarily VRDOs and Participating VRDOs) may be entitled to the benefit of standby letters of credit or similar commitments issued by financial institutions and, in such instances, the Board of Trustees and the Manager will take into account the obligation of the financial institution in assessing the quality of such instrument. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees, such obligations are equivalent to securities having the ratings described above. For a description of Tax-Exempt Securities and such ratings, see “Information Concerning Tax-Exempt Securities” in Appendix B.

Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, such securities are generally considered by the Manager to have low risk of the failure of issuers or credit enhancers to meet their principal and interest obligations. These securities have a lower principal risk compared to lower rated obligations and, generally, to longer term obligations which entail the risk of changing conditions over a longer period of time.

Other Factors.    Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable in order to maximize the yield on the Tax-Exempt Fund’s portfolio. Because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short term money market securities. Tax-Exempt Securities generally do not trade on the basis of same day settlements and, accordingly, a portfolio of such securities cannot be managed on a daily basis with the same flexibility as a portfolio of money market securities which can be bought and sold on a same day basis. There may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities. The Tax-Exempt Fund also may be required to maintain cash reserves or incur temporary bank borrowings to make redemption payments which are made on the same day the redemption request is received. Such inability to be fully invested would lower the yield on the portfolio.

The Tax-Exempt Fund’s portfolio holdings represent a significant percentage of the market in short term tax-exempt securities and the yield on the portfolio could be negatively impacted from time to time by a lack of availability of short term high quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund’s shareholders to issue additional shares.

Investment Restrictions.    Tax-Exempt Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund’s outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Tax-Exempt Fund’s Board of Trustees without shareholder approval.

Under the Tax-Exempt Fund’s fundamental investment restrictions, provided that none of the following shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Tax-Exempt Fund may not:

(1)  Issue senior securities to the extent such issuance would violate applicable law.

(2)  Borrow money, except that (i) the Tax-Exempt Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Tax-Exempt Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Tax-Exempt Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Tax-Exempt Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Tax-Exempt Fund’s Prospectus and Statement of Additional Information. The Tax-Exempt Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Tax-Exempt Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(3)  Underwrite securities of other issuers except insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

(4)  Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities).

(5)  Purchase or sell real estate, except that, to the extent permitted by applicable law, the Tax-Exempt Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

(6)  Purchase or sell commodities or contracts on commodities, except to the extent that the Tax-Exempt Fund may do so in accordance with applicable law and the Tax-Exempt Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(7)  Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Tax-Exempt Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Tax-Exempt Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(8)  Make any investment inconsistent with Tax-Exempt Fund’s classification as a diversified company under the Investment Company Act.

As an additional fundamental policy, the Tax-Exempt Fund will, under normal circumstances, invest at least 80% of its assets in securities the income from which is exempt from Federal income tax and any Federal alternative minimum tax or will invest in securities so that at least 80% of the income that it distributes will be exempt from Federal income tax and any Federal alternative minimum tax. For this purpose, “assets” means net assets plus the amount of any borrowings for investment purposes.

The Tax-Exempt Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests in the Trust.

Under the Tax-Exempt Fund’s non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment restrictions (in a master/feeder structure), the Tax-Exempt Fund may not:

a.  Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

b.  Make short sales of securities or maintain a short position.

c.  Write, purchase or sell puts, calls or combinations thereof.

d.  Subject to fundamental investment restriction (8) above, the Tax-Exempt Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Tax-Exempt Fund.

The Tax-Exempt Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of the holders of a majority of the interests in the Trust. Under the following additional non-fundamental investment restrictions, the Tax-Exempt Trust may not:

a.  Purchase any securities other than Tax-Exempt Securities referred to herein and in Appendix B under the heading “Information Concerning Tax-Exempt Securities.”

b.  Invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed (i.e., guaranteed) by the United States Government or its agencies or instrumentalities (for purposes of this restriction, the Tax-Exempt Trust will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of a non-government entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer).

c.  Invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation.

d.  Make investments for the purpose of exercising control or management.

e.  Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

f.  Borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes. (Usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Tax-Exempt Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.)

g.  Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Trust except as may be necessary in connection with borrowings mentioned in (f) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value.

h.  Invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its net assets (taken at value), would be invested in such securities.

Treasury Fund

The Treasury Fund is a money market fund. The investment objectives of the Treasury Fund are preservation of capital, liquidity and current income. The Treasury Fund seeks to achieve its objectives by investing exclusively in a diversified portfolio of short term marketable securities that are direct obligations of the U.S. Treasury. There can be no assurance that the investment objectives of the Treasury Fund will be realized.

Preservation of capital is a prime investment objective of the Treasury Fund and the direct U.S. Treasury obligations in which it will invest are generally considered to have the lowest principal risk among money market securities. Historically, direct U.S. Treasury obligations have generally had lower rates of return than other money market securities with less safety.

For purposes of its investment objectives, the Treasury Fund defines short term marketable securities which are direct obligations of the U.S. Treasury as any U.S. Treasury obligations having maturities of no more than 762 days (25 months). The dollar-weighted average maturity of the Treasury Fund’s portfolio will not exceed 90 days.

The Treasury Fund is a “feeder” fund that invests all of its assets in a corresponding “master” fund, Treasury Trust, which has the same investment objectives as the Treasury Fund. All investments will be made at the Treasury Trust level. This structure is sometimes called a “master/feeder” structure. The Treasury Fund’s investment results will correspond directly to the investment results of the Treasury Trust. For simplicity, however, this Statement of Additional Information, like the Prospectus, uses the term “Fund,” with respect to the Treasury Fund, to include the Treasury Trust. It also uses the term “Board of Trustees,” with respect to the Board of Trustees of the Treasury Fund, to include the Board of Trustees of the Treasury Trust. There can be no assurance that the investment objectives of the Fund or the investment objectives of the Trust will be realized. The investment objectives of the Fund are fundamental policies of the Fund and may not be changed without the approval of a majority of the Fund’s outstanding voting securities as defined in the Investment Company Act.

Investment in Treasury Fund shares offers several potential benefits. The Treasury Fund seeks to provide as high a yield potential, consistent with its objectives, as is available through investment in short term U.S. Treasury obligations utilizing professional money market management and block purchases of securities. It provides high liquidity because of its redemption features and seeks the reduced market risk that generally results from diversification of assets. The shareholder also is relieved from administrative burdens associated with direct investment in U.S. Treasury securities, such as coordinating maturities and reinvestments, and making numerous buy-sell decisions. These benefits are at least partially offset by certain expenses borne by investors, including management fees, distribution fees, administrative costs and operational costs.

Forward Commitments.    The Treasury Fund may purchase or sell portfolio securities on a forward commitment basis at fixed purchase or sale terms. The purchase of portfolio securities on a forward commitment basis involves the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself; if yields increase, the value of the securities purchased on a forward commitment basis will generally decrease. A separate account of the Treasury Fund will be established with its custodian consisting of cash or Treasury securities having a market value at all times at least equal to the amount of the forward purchase commitment. The Treasury Fund also may sell securities on a forward commitment basis. By doing so, the Fund forgoes the opportunity to sell such securities at a higher price should they increase in value between the trade and settlement dates.

Investment Restrictions.    Treasury Fund has adopted a number of fundamental and non-fundamental investment restrictions and policies relating to the investment of its assets and its activities. Fundamental investment restrictions may not be changed without the approval of the holders of a majority of the Treasury Fund’s outstanding voting securities as defined in the Investment Company Act (which for this purpose means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Non-fundamental investment restrictions may be changed by the Treasury Fund’s Board of Trustees without shareholder approval.

Under the Treasury Fund’s fundamental investment restrictions, provided that none of the following shall prevent the Treasury Fund from investing all of its assets in shares of another registered investment company with the same investment objectives (in a master/feeder structure), the Treasury Fund may not:

(1)  Issue senior securities to the extent such issuance would violate applicable law.

(2)  Borrow money, except that (i) the Treasury Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Treasury Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Treasury Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Treasury Fund may purchase securities on margin to the extent permitted by applicable law. These restrictions on borrowing shall not apply to reverse repurchase agreements as described in the Treasury Fund’s Prospectus and Statement of Additional Information. The Treasury Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Treasury Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(3)  Underwrite securities of other issuers except insofar as the Treasury Fund may be deemed an underwriter under the Securities Act in selling portfolio securities.

(4)  Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities).

(5)  Purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Fund may invest in securities directly or indirectly secured by real estate interests therein or issued by companies which invest in real estate or interests therein.

(6)  Purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Fund may do so in accordance with applicable law and the Treasury Fund’s Prospectus and Statement of

Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(7)  Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that Treasury Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and guidelines set forth in the Treasury Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(8)  Make any investment inconsistent with the Treasury Fund’s classification as a diversified company under the Investment Company Act.

The Treasury Trust has adopted fundamental investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed without the approval of the holders of a majority of the interests in the Trust.

Under the Treasury Fund’s non-fundamental investment restrictions, provided that none of the following, like the fundamental restrictions, shall prevent the Treasury Fund from investing all of its assets in shares of another registered investment company with the same investment restrictions (in a master/feeder structure), the Treasury Fund may not:

a.  Purchase any securities on margin, except for the use of short term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

b.  Make short sales of securities or maintain a short position.

c.  Write, purchase or sell puts, calls or combinations thereof.

d.  Subject to fundamental investment restriction (8) above, the Treasury Fund may not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Treasury Fund.

The Treasury Trust has adopted non-fundamental investment restrictions substantively similar to the foregoing, which are non-fundamental policies of the Trust and may be changed by the Trustees of the Trust without the approval of the holders of a majority of the interests in the Trust. Under the following additional non-fundamental investment restrictions, the Treasury Trust may not:

a.  Purchase any securities other than direct obligations of the U.S. Treasury with remaining maturities of more than 762 days (25 months).

b.  Borrow amounts in excess of 20% of its total assets, taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Treasury Trust will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities). The Treasury Trust will not purchase securities while borrowings are outstanding. Interest paid on such borrowings will reduce net income.

c.  Mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Treasury Trust except as may be necessary in connection with borrowings mentioned in (b) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Treasury Trust’s net assets, taken at market value.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The Board of Trustees of each Fund consists of eight individuals, seven of whom are not “interested persons” of the Fund as defined in the Investment Company Act. The eight Trustees of each Fund are also the Trustees of each Trust. The seven Trustees who are not interested persons of each Fund similarly comprise the Trustees who are not interested persons of each Trust, and are sometimes referred to herein as the “non-interested Trustees.” The Trustees of each Fund are responsible for the overall supervision of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

Each non-interested Trustee is a member of each Fund’s Audit and Oversight Committee (the “Committee”). The principal responsibilities of each Committee are the appointment, compensation and oversight of each Fund’s independent auditors, including the resolution of disagreements regarding financial reporting between Fund management and such independent auditors. Each Committee’s responsibilities include, without limitation, to (i) review with the independent auditors the arrangements for and scope of annual and special audits and any other services provided by the independent auditors to each Fund; (ii) discuss with the independent auditors certain matters relating to each Fund’s financial statements, including any adjustment to such financial statements recommended by such independent auditors or any other results of any audit; (iii) ensure that the independent auditors submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of each Fund’s independent auditors and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent auditors’ independence; and (iv) consider the comments of the independent auditors and management’s responses thereto with respect to the quality and adequacy of each Fund’s accounting and financial reporting policies and practices and internal controls. The Board of each Fund has adopted a written charter for each Committee. Each Committee also reviews and nominates candidates to serve as non-interested Trustees. Each Committee generally will not consider nominees recommended by shareholders. Each Committee has retained independent legal counsel to assist it in connection with these duties. Each Committee met once during the fiscal year ended March 31, 2003.

Biographical Information.    Certain biographical and other information relating to the non-interested Trustees of each Fund and its corresponding Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of portfolios overseen in the complex of funds advised by the Manager and its affiliate, Merrill Lynch Investment Managers, L.P. (“MLIM”) (“MLIM/FAM-advised funds”) and other public directorships.

Name, Address* and Age	Position(s) Held with the Funds/Trusts	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM-Advised Funds and Portfolios Overseen	Public Directorships
Ronald W. Forbes (62)	Trustee of each Fund and Trust	Trustee of each Fund and Trust since 2002

Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000 and Professor thereof from 1989 to 2000; International Consultant, Urban Institute, Washington, D.C. from 1995 to 1999.

				45 registered investment companies consisting of 54 portfolios	None

Name, Address* and Age	Position(s) Held with the Funds/Trusts	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM-Advised Funds and Portfolios Overseen	Public Directorships
Cynthia A. Montgomery (50)	Trustee of each Fund and Trust	Trustee of each Fund and Trust since 2002

Professor, Harvard Business School since 1989; Associate Professor, J.L. Kellogg Graduate School of Management, Northwestern University from 1985 to 1989; Associate Professor, Graduate School of Business Administration, University of Michigan from 1979 to 1985.

				45 registered investment companies consisting of 54 portfolios	UnumProvident Corporation (insurance products); Newell Rubbermaid Inc.

Charles C. Reilly (71)	Trustee of each Fund and Trust	Trustee of each Fund and Trust since 2002

Self-employed financial consultant since 1990; President and Chief Investment Officer of Verus Capital, Inc. from 1979 to 1990; Senior Vice President of Arnhold and S. Bleichroeder, Inc. from 1973 to 1990; Adjunct Professor, Columbia University Graduate School of Business from 1990 to 1991; Adjunct Professor, Wharton School, University of Pennsylvania from 1989 to 1990; Partner, Small Cities Cable Television from 1986 to 1997.

				45 registered investment companies consisting of 54 portfolios	None

Kevin A. Ryan (70)	Trustee of each Fund and Trust	Trustee of each Fund and Trust since 2002

Founder and currently Director Emeritus of the Boston University Center for the Advancement of Ethics and Character and Director thereof from 1989 to 1999; Professor from 1982 to 1999 and currently Professor Emeritus of Education of Boston University; formerly taught on the faculties of The University of Chicago, Stanford University and Ohio State University.

				45 registered investment companies consisting of 54 portfolios	None

Name, Address* and Age	Position(s) Held with the Funds/Trusts	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM-Advised Funds and Portfolios Overseen	Public Directorships
Roscoe S. Suddarth (67)	Trustee of each Fund and Trust	Trustee of each Fund and Trust since 2002

President, Middle East Institute, from 1995 to 2001; Foreign Service Officer, United States Foreign Service, from 1961 to 1995; Career Minister, from 1989 to 1995; Deputy Inspector General, U.S. Department of State, from 1991 to 1994; U.S. Ambassador to the Hashemite Kingdom of Jordan, from 1987 to 1990.

				45 registered investment companies consisting of 54 portfolios	None

Richard R. West (64)	Trustee of each Fund and Trust	Trustee of each Fund and Trust since 2002	Professor of Finance since 1984, Dean from 1984 to 1993 and currently Dean Emeritus of New York University Leonard N. Stern School of Business Administration.	45 registered investment companies consisting of 54 portfolios	Bowne & Co., Inc. (financial printers); Vornado Realty Trust, Inc. (real estate holding company); Vornado Operating Company (real estate company); Alexander’s Inc. (real estate company)

Edward D. Zinbarg (68)	Trustee of each Fund and Trust	Trustee of each Fund and Trust since 2002

Self-employed financial consultant since 1994; Executive Vice President of the Prudential Insurance Company of America from 1988 to 1994; former Director of Prudential Reinsurance Company and former Trustee of the Prudential Foundation.

				45 registered investment companies consisting of 54 portfolios	None

*	The address for each Trustee listed is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**	Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund’s and Trust’s by-laws, charter or by statute.

Certain biographical and other information relating to the Trustee who is an officer and an “interested person” of each Fund/Trust as defined in the Investment Company Act (the “interested Trustee”) and to the other officers of each Fund/Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served the total number of portfolios overseen in MLIM/FAM-advised funds. Public directorships held are shown for the interested Trustee.

Name, Address† and Age	Position(s) Held with the Funds/Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM-Advised Funds and Portfolios Overseen	Public Directorships
Terry K. Glenn†† (62)	President and Trustee of each Fund and Trust	President* and Trustee** of each Fund and Trust since 2002

President of Merrill Lynch Mutual Funds since 1999; Chairman (Americas Region) of MLIM from 1999 to 2002; Executive Vice President of the Manager and MLIM (which terms as used herein include their corporate predecessors) from 1983 to 2002; President of FAM Distributors, Inc. (“FAMD”) from 1986 to 2002 and Director thereof from 1991 to 2002; Executive Vice President and Director of Princeton Services, Inc. (“Princeton Services”) from 1993 to 2002; President of Princeton Administrators, L.P. (“Princeton Administrators”) from 1988 to 2002; Director of Financial Data Services, Inc. from 1985 to 2002.

				117 registered investment companies consisting of 162 portfolios	None

Donald C. Burke (42)	Vice President and Treasurer of each Fund and Trust	Vice President and Treasurer of each Fund and Trust since 2002*

First Vice President of the Manager and MLIM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999; Vice President of FAMD since 1999; Vice President of the Manager and MLIM from 1990 to 1997; Director of Taxation of the MLIM since 1990.

				117 registered investment companies consisting of 162 portfolios	None

Richard Mejzak (34)	Vice President of Money Fund and Money Trust and Portfolio Manager of Money Trust	Portfolio Manager of Money Trust and Vice President of Money Fund and Money Trust since 2002*	Vice President of MLIM since 1995; employee of MLIM since 1990.	5 registered investment companies consisting of 4 portfolios	None

Name, Address† and Age	Position(s) Held with the Funds/Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM-Advised Funds and Portfolios Overseen	Public Directorships
John Ng (49)	Vice President of Government Fund and Government Trust and Portfolio Manager of Government Trust	Portfolio Manager of Government Trust and Vice President of the Government Fund and Government Trust since 2002*	Vice President of MLIM since 1998; employee of MLIM since 1976.	4 registered investment companies consisting of 3 portfolios	None

Peter J. Hayes (43)	Vice President of Tax-Exempt Fund and Tax Exempt Trust and Portfolio Manager of Tax-Exempt Trust	Portfolio Manager of Tax-Exempt Trust and Vice President of the Tax-Exempt Fund and Tax-Exempt Trust since 2002*	First Vice President of MLIM since 1997; Vice President of MLIM from 1988 to 1997.	4 registered investment companies consisting of 3 portfolios	None

Cindy Macaulay (36)	Vice President of Treasury Fund and Treasury Trust and Portfolio Manager of Treasury Trust	Portfolio Manager of Treasury Trust and Vice President of the Treasury Fund and Treasury Trust since 2002*	Vice President and Portfolio Manager of MLIM since 2002.	3 registered investment companies consisting of 2 portfolios	None

Kenneth A. Jacob (51)	Vice President of Tax-Exempt Fund and Tax-Exempt Trust	Vice President of the Tax-Exempt Fund and Tax-Exempt Trust since 2002*	First Vice President of MLIM since 1997; Vice President of MLIM from 1984 to 1997.	6 registered investment companies consisting of 19 portfolios	None

Name, Address† and Age	Position(s) Held with the Funds/Trusts	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM-Advised Funds and Portfolios Overseen	Public Directorships
Phillip S. Gillespie (38)	Secretary of each Fund and Trust	Secretary of each Fund and Trust since 2002*

First Vice President of MLIM since 2001; Director of MLIM from 2000 to 2001; Vice President of the Manager from 1999 to 2000; Attorney associated with MLIM since 1998; Assistant General Counsel of Chancellor LGT Asset Management Inc. from 1997 to 1998; Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the Commission from 1993 to 1997.

				38 registered investment companies consisting of 66 portfolios	None

†	The address for each officer listed is P.O. Box 9011, Princeton, New Jersey 08543-9011.
††	Mr. Glenn is an “interested person,” as defined in the Investment Company Act, of each Fund and Trust based on his former positions as Chairman (Americas Region) and Executive Vice President of MLIM and FAM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P.
*	Elected by and serves at the pleasure of the Board of Trustees of each Fund and Trust.
**	Serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until his death, resignation or removal as provided in each Fund’s and Trust’s by-laws, charter or by statute.

Share Ownership.    Information relating to each Trustee’s share ownership in each Fund and Trust and in all registered funds in the Merrill Lynch family of funds that are overseen by the respective Trustee (“Supervised Merrill Lynch Funds”) as of December 31, 2002 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity in Money Fund/Trust	Aggregate Dollar Range of Equity in Government Fund/Trust	Aggregate Dollar Range of Equity in Tax-Exempt Fund/Trust	Aggregate Dollar Range of Equity in Treasury Fund/Trust	Aggregate Dollar Range of Securities in Supervised Merrill Lynch Funds
Interested Trustee
Terry K. Glenn	None	None	None	None	over $100,000
Non-Interested Trustees
Ronald W. Forbes	None	None	None	None	over $100,000
Cynthia A. Montgomery	$1-$10,000	None	None	None	$10,001-$50,000
Charles C. Reilly	over $100,000	None	None	None	over $100,000
Kevin A. Ryan	None	None	None	None	over $100,000
Roscoe S. Suddarth	$50,001-$100,000	None	None	None	over $100,000
Richard R. West	None	None	None	None	over $100,000
Edward D. Zinbarg	None	None	None	None	over $100,000

As of March 1, 2003, the Manager owned all of the outstanding shares of beneficial interest of each Fund; none of the Trustees and officers of each Fund as a group owned outstanding shares of any of the Funds. As of the date of this Statement of Additional Information, none of the non-interested Trustees of each Fund and Trust nor any of their immediate family members owned beneficially or of record any securities in Merrill Lynch & Co., Inc. (“ML & Co.”).

Compensation of Trustees

Each Fund and Trust pays its non-interested Trustees a combined fee for service on the Board and Committee of the Fund and the Trust, as set forth below. Each Co-Chair of each Committee receives an additional fee, as set forth below. Each Fund and Trust reimburses each non-interested Trustee for his or her out-of-pocket expenses relating to attendance at Board and Committee meetings.

	Combined Annual Fee	Fee Per In-Person Meeting Attended		Additional Annual Fee Paid to Each Committee Co-Chairman
		Board	Committee
Money Fund and Money Trust	$14,000	$500	$500	$1,000
Government Fund and Government Trust	$4,400	$200	$200	$1,000
Tax-Exempt Fund and Tax-Exempt Trust	$7,000	$250	$250	$1,000
Treasury Fund and Treasury Trust	$4,400	$200	$200	$1,000

The following table sets forth the compensation expected to be paid by each Fund and its corresponding Trust to the non-interested Trustees projected through the end of each Fund’s first full fiscal year ended March 31, 2004 and the aggregate compensation paid to them by all MLIM/FAM-advised funds for the calendar year ended December 31, 2002.

Name of Trustee	Position with Funds/Trusts	Estimated Compensation from Money Fund/Trust	Estimated Compensation from Government Fund/Trust	Estimated Compensation from Tax-Exempt Fund/Trust	Estimated Compensation from Treasury Fund/Trust	Pension or Retirement Benefits Accrued as Part of Funds/Trusts Expense	Aggregate Compensation from Funds/Trusts and other MLIM/FAM-Advised Funds
Ronald W. Forbes*	Trustee	$18,750	$6,750	$9,750	$6,750	None	$308,400
Cynthia A. Montgomery	Trustee	$18,000	$6,000	$9,000	$6,000	None	$266,400
Charles C. Reilly*	Trustee	$15,250	$5,650	$8,000	$5,650	None	$308,400
Kevin A. Ryan	Trustee	$18,000	$6,000	$9,000	$6,000	None	$266,400
Roscoe S. Suddarth	Trustee	$18,000	$6,000	$9,000	$6,000	None	$266,400
Richard R. West	Trustee	$18,000	$6,000	$9,000	$6,000	None	$275,400
Edward D. Zinbarg	Trustee	$18,000	$6,000	$9,000	$6,000	None	$266,400

*	Co-Chairman of the Committee.

Trustees of the Funds, Trustees of the Trusts, members of the Boards of other MLIM/FAM-advised investment companies, ML & Co. and its subsidiaries (the term “subsidiaries,” when used herein with respect to ML & Co., includes FAM, MLIM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their trustees/directors and employees and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase shares of any Fund at net asset value. Each Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Fund. Employees and directors or trustees wishing to purchase shares of each Fund must satisfy the Fund’s suitability standards and eligibility requirements.

Management and Advisory Arrangements

Management Services.    Each Fund invests its assets in shares of its corresponding Trust. Accordingly, each Fund does not invest directly in portfolio securities and does not require management services. All portfolio management occurs at the level of each Trust. Each Trust has entered into a separate management agreement with FAM as Manager (each, a “Management Agreement”). Subject to the supervision of the each Trust’s Board of Trustees, the Manager is responsible for the actual management of each Trust’s portfolio and constantly reviews each Trust’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Manager. The Manager performs certain of the other administrative services and provides all office space, facilities, equipment and necessary personnel for management of each Trust.

Securities held by each Trust also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as “clients”) for which the Manager or its affiliates acts as an adviser or by investment advisory clients of the Manager. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Trust or other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Management Fee.    The Manager will receive a monthly fee from each Trust at the following annual rates:

Portion of average daily value of net assets:

Rate
Not exceeding $500 million	0.250%
In excess of $500 million but not exceeding $1 billion	0.175%
In excess of $1 billion	0.125%

        See “Fee Waiver/Expense Reimbursement” below.

Payment of Trust Expenses.    The Management Agreements obligate the Manager to provide investment advisory services, to furnish administrative services, office space and facilities for management of the affairs of each Trust, to pay all compensation of and furnish office space for officers and employees of each Trust, as well as the fees of all Trustees of the Trusts who are affiliated persons of ML & Co. or any of its subsidiaries. Except for certain expenses incurred by Merrill Lynch (see “Purchase of Shares” and “Redemption of Shares” below), the Trusts pay all other expenses incurred in their operations, including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, reports, prospectuses and statements of additional information sent to current shareholders (except to the extent paid for by the Distributor), charges of the custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal and state securities laws, fees and expenses of non-affiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trusts. Certain accounting services are provided to each of the Trusts by State Street Bank and Trust Company (“State Street”) pursuant to separate agreements between State Street and each Trust. Each Trust pays a fee for these services. In addition, each Trust reimburses the Manager for the cost of certain other additional accounting services. For information as to the distribution fee to be paid to Merrill Lynch pursuant to the Distribution Agreement, see “Purchase of Shares” and “Redemption of Shares” below.

Organization of the Manager.    The Manager is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are “controlling persons” of the Manager as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

Duration and Termination.    Unless earlier terminated as described herein, each Management Agreement will continue in effect from year to year if approved annually (a) by the Board of Trustees of each Trust or by a majority of the outstanding voting shares of each Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by vote of the shareholders of each Trust.

Administrative Services and Administrative Fee.    Each Fund entered into a separate administration agreement (the “Administration Agreement”) with FAM, as Administrator (the “Administrator”). For its services to each Fund, the Administrator receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund’s Class 1 shares, Class 2 shares, Class 3 shares and Class 4 shares. See “Fee Waiver/Expense Reimbursement” below.

Payment of Fund Expenses.    The Administration Agreements obligates the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for each Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees of each Fund who are affiliated persons of the Administrator or any of its affiliates. The Funds pay, or cause to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor, see “Distribution Expenses” below), including, among other things, taxes, expenses for legal and auditing services, costs of preparing, printing and mailing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of redemption of shares, Commission fees, expenses of registering the shares under federal, state or foreign securities laws, fees and actual out-of-pocket expenses of non-interested Trustees, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Funds. The Distributor will pay certain of the expenses of the Funds incurred in connection with the continuous offering of their shares. Certain expenses will be financed by each Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares — Distribution Plans.” Certain accounting services are provided to each Fund by State Street pursuant to a separate agreement between State Street and each Fund. The Funds pay a fee for these services. In addition, the Funds reimburses the Manager for the cost of certain additional accounting services. For information as to the distribution fee to be paid to Merrill Lynch pursuant to the Distribution Agreement, see “Purchase of Shares” and “Redemption of Shares” below.

Duration and Termination.    Unless earlier terminated as described below, each Administration Agreement will remain in effect from year to year if approved annually (a) by the Board of Trustees of each Fund or by a vote of a majority of the outstanding voting securities of each Fund and (b) by a majority of the Trustees of each Fund who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of each Fund.

At a meeting of each Fund’s Board of Trustees and each Trust’s Board of Trustees held on September 4, 2002, the Board of Trustees of each Trust approved each Trust’s Management Agreement with FAM, and the Board of Trustees of each Fund approved each Fund’s Administration Agreement with FAM. In connection with its deliberations, each Board reviewed information derived from a number of sources and covering a range of issues. The Boards received information relating to, among other things, alternatives to the Management Agreements and the Administration Agreements, the nature, quality and extent of the management and the other services to be provided to the Trusts or the Funds by FAM and its affiliates under other agreements, including the Administration Agreement, and the personnel who provide these services. In addition to management services and administrative services, FAM and its affiliates will provide shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Trust and the Fund. Each Board also considered FAM’s costs of providing services, and the direct and indirect benefits to FAM from its relationships with the Trusts and the Funds. The benefits considered by each Board included not only FAM’s compensation for management services under the Management Agreement, but also compensation paid to FAM or its affiliates for other, non-advisory, services provided to the Trusts and the Funds. In connection with its consideration of the Management Agreement, each Board compared the advisory fee rate and expense ratios of the Trusts to those of comparable funds. Based in part on this comparison, and taking into account the various services provided to the Fund by the Manager and its affiliates, the Board concluded that the management fee rate was reasonable. Each Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Trusts to participate in any economies of scale that FAM may experience as a result of growth in the Trusts’ assets. Each Board also reviewed materials supplied by counsel to the Funds and the Trusts that were prepared for use by each Board in fulfilling its duties under the Investment Company Act and state law.

Based on the information reviewed and the discussions, the Board of Trustees of each Fund and the Board of Trustees of each Trust each concluded that it was satisfied with the nature and quality of the services to be provided by FAM to each Fund and each Trust and that the management fee rate was reasonable in relation to such services. The Boards of Trustees of the Trusts, including a majority of the non-interested Trustees, each approved the Management Agreement. The Boards of Trustees of the Funds, including a majority of the non-interested Trustees, each approved the Administration Agreement. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

Transfer Agency Services.    Financial Data Services, Inc. (the “Transfer Agent”), a subsidiary of ML & Co., acts as the Funds’ Transfer Agent pursuant to a separate Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (each, a “Transfer Agency Agreement”). Pursuant to each Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to each Transfer Agency Agreement, the Transfer Agent receives a fee of $10.00 per account and is entitled to reimbursement from each Fund for certain transaction charges and out-of-pocket expenses incurred by it under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co. See “Fee Waiver/Expense Reimbursement” below.

Accounting Services.    Each Fund entered into a separate agreement with State Street, pursuant to which State Street provides certain accounting services to each Fund and each Trust. Each Fund and each Trust pays a fee for these services. The Manager provides certain additional accounting services to each Fund and each Trust. Each Fund and each Trust reimburses the Manager for the cost of these services. See “Fee Waiver/Expense Reimbursement” below.

Distribution Expenses.    The Funds and certain other funds have entered into a unified distribution agreement with the Distributor in connection with the continuous offering of shares of such Fund (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of each Fund. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor will pay for the printing and distribution of copies thereof used in connection with the offering to investors. The Distributor also will pay for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreements described above. See “Management of the Funds — Management and Advisory Arrangements” and “Fee Waiver/Expense Reimbursement” below.

Fee Waiver/Expense Reimbursement.    Reference is made to footnote (i) to the table appearing under each of the following captions in the Prospectus of the Funds: “Key Facts — Fees and Expenses for WCMA Money Fund,” “Key Facts — Fees and Expenses for WCMA Government Fund,” “Key Facts — Fees and Expenses for WCMA Tax-Exempt Fund” and “Key Facts — Fees and Expenses for WCMA Treasury Fund.” With respect to each Fund’s Class 2, Class 3 and Class 4 shares, the Manager and Distributor have entered into a contractual arrangement to waive and/or reimburse a portion of each Fund’s fees and expenses to ensure that the net expenses for a Fund’s (i) Class 2 shares is .32% (with respect to the Money Fund and Government Fund) or .35% (with respect to the Tax-Exempt Fund and Treasury Fund), as applicable, higher than that of each corresponding Trust’s initial feeder fund, and (ii) Class 3 and Class 4 shares is equal to that of the corresponding Trust’s initial feeder fund. This fee/expense waiver or reimbursement includes distribution and/or service fees. These arrangements have a one-year term, which will begin on the date of commencement of operations of each Fund (expected to be on or about July 14, 2003), and is renewable.

Code of Ethics

The Boards of Trustees of the Funds and the Trusts each have adopted a Code of Ethics under Rule 17j-1 under the Investment Company Act that covers the respective Trust, Fund, Manager and Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Trusts.

PURCHASE OF SHARES

Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

Eligibility

WCMA Service.    Shares of the Funds are offered to certain subscribers in the WCMA service. WCMA service subscribers generally will have available cash balances invested in the Fund designated by the subscriber as the primary investment account (the “Primary Money Account”). A subscriber also may elect to have available cash balances deposited in certain other money market funds or individual money market accounts pursuant to the Insured SavingsSM Account. This document does not purport to describe the other money market funds or the Insured Savings Account. For more information about these alternatives, an investor should contact its Merrill Lynch Financial Advisor.

Purchases of shares of a Fund designated as the Primary Money Account will be made pursuant to the automatic or manual purchase procedures described below.

As described under “Investment Objectives and Policies — Tax-Exempt Fund,” the Tax-Exempt Fund has reserved the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in obtaining portfolio securities, it is determined that it is not in the interests of the Fund’s shareholders to issue additional shares. If sales of shares of the Tax-Exempt Fund are suspended, a shareholder who has designated such Fund as its Primary Money Account will be permitted to designate another eligible money fund (if available) as the primary account. A Fund shareholder may alternatively designate the Insured Savings Account as its Primary Money Account. Pending such an election, Merrill Lynch will consider various alternatives with respect to automatic investments for such accounts.

The purchase price for shares of the Funds is the net asset value per share next determined after receipt by a Fund of an automatic or manual purchase order in proper form. Shares purchased will receive the next dividend declared after such shares are issued which will be immediately prior to the 12 noon, Eastern time, pricing on the following business day. A purchase order will not be effective until cash in the form of Federal funds becomes available to the Fund (see below for information as to when available cash balances held in WCMA service accounts become available to the Funds). There are no minimum investment requirements for service subscribers other than for manual purchases.

Subscribers in the WCMA service have the option to change the designation of their Primary Money Account at any time by notifying their Merrill Lynch Financial Advisor. At that time, a subscriber may instruct its Financial Advisor to redeem shares of a Fund designated as the Primary Money Account and to transfer the proceeds to the share class that the subscriber is eligible to own in the newly-designated Primary Money Account.

Automatic Purchases.    The delay with respect to the automatic investment of cash balances in a subscriber’s account in shares of the Fund designated as the subscriber’s Primary Money Account is determined by the subscriber’s WCMA service tier assignment. For further information regarding the timing of sweeps for each tier, a subscriber should consult with its Merrill Lynch Financial Advisor or the WCMA service account agreement and program description.

Manual Purchases.    Subscribers in the WCMA service may make manual investments of $1,000 or more at any time in shares of a WCMA Fund not selected as that investor’s Primary Money Account. Manual purchases shall be effective on the day following the day the order is placed with Merrill Lynch, except that orders involving cash deposits made on the date of a manual purchase shall become effective on the second business day thereafter if they are placed after the cashiering deadline referred to in the preceding paragraph. As a result, WCMA service subscribers who enter manual purchase orders that include cash deposits made on that day after such cashiering deadline will not receive the daily dividend which would have been received had their orders been entered prior to the deadline. In addition, manual purchases of $500,000 or more can be made effective on the same day the order is placed with Merrill Lynch provided that requirements as to timely notification and transfer of a Federal funds wire in the proper amount are met. A WCMA service subscriber desiring further information on this method of purchasing shares should contact its Merrill Lynch Financial Advisor.

Merrill Lynch reserves the right to terminate a subscriber’s participation in the WCMA service for any reason.

All purchases of the Funds’ shares and dividend reinvestments will be confirmed to WCMA service subscribers (rounded to the nearest share) in the monthly transaction statement.

WCMA Multiple Class Structure.    Each Fund offers four share classes, each with its own ongoing fees, expenses and other features. A subscriber must be eligible to own a particular class of shares. Reference is made to “Your Account — WCMA Multiple Class Structure” in the Prospectus for certain information with respect to the eligibility requirements to own Class 1, Class 2, Class 3 and Class 4 shares of each Fund.

Each Class 1, Class 2, Class 3 or Class 4 share of a Fund represents an identical interest in that Fund and has the same rights, except that each class of shares bears to a different degree the expenses of the account maintenance fees (also known as service fees) and distribution fees and the additional incremental transfer agency costs resulting from the conversion of shares. See “Your Account — WCMA Multiple Class Structure” in the Prospectus. The distribution fees and account maintenance fees that are imposed on each class of shares, are imposed directly against that class and not against all assets of the Fund and, accordingly, the differing fee rate for each class does not affect the net asset value or have any impact on any other class of shares. Dividends paid by a Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class is subject to monthly automatic conversions. See “Your Account — WCMA Multiple Class Structure” in the Prospectus.

Subscribers should understand the purpose and function of different fee rates with respect to each class, which is to provide for the financing of the distribution of each class of shares of the Funds. Class 4 shares bear the lowest account maintenance and distribution fees because larger accounts cost less to service and distribute and those economies are passed on to the subscriber. Class 1 shares bear the highest account maintenance and distribution fees because smaller accounts cost more to service and distribute and there are fewer economies to pass on to the subscriber. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Each Fund offers its shares at a public offering price equal to the next determined net asset value per share. The applicable offering price for purchase orders is based upon the net asset value of a Fund next determined after receipt of the purchase order by the Distributor.

Each Fund or the Distributor may suspend the continuous offering of a Fund’s shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by a Fund or the Distributor.

Distribution Plans

Reference is made to “Key Facts — Fees and Expenses for WCMA Money Fund,” “Key Facts — Fees and Expenses for WCMA Government Fund,” “Key Facts — Fees and Expenses for WCMA Tax-Exempt Fund,” “Key Facts — Fees and Expenses for WCMA Treasury Fund” and “Your Account — WCMA Multiple Class Structure” in the Prospectus for certain information with respect to the unified distribution plans for each of the Class 1, Class 2, Class 3 and Class 4 shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act (each, a “Distribution Plan”) with respect to the account maintenance and distribution fees paid by a Fund to the Distributor with respect to such classes.

The Distribution Plan for each class of shares of the Funds provides that the Funds pay the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of a Fund attributable to Class 1, Class 2, Class 3 and Class 4 shares. The account maintenance fee compensates Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The account maintenance fees are principally to compensate Merrill Lynch Financial Advisors and other Merrill Lynch personnel for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to Class 1, Class 2, Class 3 and Class 4 shares. The fee is paid to the Distributor, who then determines based on a number of criteria, how to allocate such fee among Merrill Lynch Financial Advisors and other Merrill Lynch affiliates. The account maintenance fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch that are covered by the Administration Agreement between each Fund and the Manager. See “Management of the Funds — Management and Advisory Arrangements.” Each class has exclusive voting rights with respect to the Distribution Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that shareholders of every class may vote upon any material changes to expenses charged under a Distribution Plan of that Fund).

The Distribution Plans for each of the Class 1, Class 2, Class 3 and Class 4 shares each provide that a Fund also pays the Distributor a distribution fee based on the average daily net assets of a Fund attributable to the shares of the relevant class, accrued daily and paid monthly, as follows:

Annual Rate
Class 1 shares	0.750%
Class 2 shares	0.430%
Class 3 shares	0.125%
Class 4 shares	0.125%

The distribution fees reimburse Merrill Lynch only for actual expenses incurred in the fiscal year in which the fees are paid. The distribution fees are principally to compensate Merrill Lynch Financial Advisors and other Merrill Lynch personnel for selling shares of each Fund. The distribution fee is not compensation for the administrative and operational services rendered to shareholders by Merrill Lynch that are covered by the Administration Agreement between each Fund and the Manager. See “Management of the Funds — Management and Advisory Arrangements.”

The Fund’s Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Trustees of each Fund must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Trustees of each Fund shall be committed to the discretion of the non-interested Trustees then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Trustees concluded that there is reasonable likelihood that each Distribution Plan will benefit the relevant Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Trustees or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders and all material amendments are required to be approved by the vote of Trustees, including a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plans, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Distribution Plans and any report made pursuant to such plan for a period of not less than six years from the date of the Distribution Plan or such report, the first two years in an easily accessible place.

Among other things, each Distribution Plan provides that the Distributor shall provide and the Trustees of each Fund shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. In the event that the aggregate payments received by Merrill Lynch under a Distribution Plan in any year should exceed the amount of the distribution and shareholder servicing expenditures incurred by Merrill Lynch, Merrill Lynch is required by each Distribution Plan to reimburse the Fund the amount of such excess. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration quarterly and in connection with their deliberations as to the continuance of the Distribution Plans annually. Distribution-related revenues consist of the account maintenance fees and distribution fees. Distribution-related expenses consist of compensation to Merrill Lynch Financial Advisors and other Merrill Lynch personnel.

The Trustees believe that each Fund’s expenditures under its Distribution Plan benefit such Fund and its shareholders by providing better shareholder services and facilitating the sale and distribution of Fund shares.

Limitations on the Payment of Sales Charges

The maximum sales charge rule the (“NASD Rule”) in the Conduct Rules of the NASD, (formerly known as the National Association of Securities Dealers, Inc.) imposes a limitation on certain asset-based sales charges such as the distribution fees relating to the Distribution Plans but not the account maintenance fees. The NASD Rule is applied separately to each class of a Fund. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments payable by a Fund to (1) 7.25% of eligible gross sales of each class of shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fees). The Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the “voluntary maximum”) is 7.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, a Fund will not make further payments of the distribution fee with respect to its shares; however, a Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

REDEMPTION OF SHARES

Reference is made to “Your Account — How to Buy, Sell and Transfer Shares” in the Prospectus.

Redemption

Each Fund is required to redeem for cash all full and fractional shares of the Fund. The redemption price is the net asset value per share next determined after receipt by the Transfer Agent of proper notice of redemption as described in accordance with either the automatic or manual procedures set forth below. If such notice is received by the Transfer Agent prior to the 12 noon, Eastern time, pricing on any business day, the redemption will be effective on such day. Payment of the redemption proceeds will be made on the same day the redemption becomes effective. If the notice is received after 12 noon, Eastern time, the redemption will be effective on the next business day, and payment will be made on such next day.

From time to time, Merrill Lynch also may offer the Funds to subscribers in certain other programs sponsored by Merrill Lynch. Some or all of the features of the WCMA service may not be available in such programs and program participation and other fees may be higher. More information on the services and fees associated with such other programs is set forth in the program description that is furnished in connection with such other programs, which may be obtained by contacting a Merrill Lynch Financial Advisor.

Automatic Redemptions.    Redemptions will be effected automatically by Merrill Lynch to satisfy debit balances in a WCMA service account created by securities transactions therein or to satisfy debit balances created by credit card purchases, cash advances (which may be obtained through participating banks and automated teller machines) or checks written against the credit card account or electronic fund transfers or other debits. Each WCMA service account will be scanned automatically for debits each business day prior to 12 noon, Eastern time. After application of any free cash balances in the account to such debits, shares of the designated WCMA Fund will be redeemed at net asset value at the 12 noon pricing, and funds deposited pursuant to the Insured Savings Account will be withdrawn, to the extent necessary to satisfy any remaining debits in the account. Automatic redemptions or withdrawals will be made first from the subscriber’s Primary Money Account and then, to the extent necessary, from accounts not designated as the Primary Money Account. Unless otherwise requested, in those instances where shareholders request transactions that settle on a “same-day” basis (such as Federal funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Unless otherwise requested by the subscriber, redemptions or withdrawals from non-Primary Money Accounts will be made in the order the non-Primary Money Accounts were established; thus, redemptions or withdrawals will first be made from the non-Primary Money Account that the subscriber first established. Margin loans through the Investor CreditLineSM service will be utilized to satisfy debits remaining after the liquidation of all funds invested in or deposited through non-Primary Money Accounts, and shares of the WCMA Funds may not be purchased, nor may deposits be made pursuant to the Insured Savings Account, until all debits and margin loans in the account are satisfied.

Shares of the Funds also may be automatically redeemed to satisfy debits or make investments in connection with special features offered to WCMA service subscribers. The redemption of shares of the Funds also may be modified for investors that participate in certain fee-based programs. For more information regarding these features, a WCMA service subscriber should consult the WCMA service account agreement and program description.

Manual Redemptions.    Merrill Lynch will satisfy requests for cash by wiring cash to the shareholder’s bank account or arranging for the shareholder’s Merrill Lynch Financial Advisor to provide the shareholder with a check. Redemption requests should not be sent to the Fund or its Transfer Agent. If inadvertently sent to the Fund or the Transfer Agent, redemption requests will be forwarded to Merrill Lynch. Any required shareholder signature(s) must be guaranteed by an “eligible guarantor institution” as such is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. Notarized signatures are not sufficient. In certain instances, additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required. Subscribers in the WCMA service desiring to effect manual redemptions should contact their Merrill Lynch Financial Advisor.

All redemptions of Fund shares will be confirmed to WCMA service subscribers (rounded to the nearest share) in the monthly transaction statement.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each class of each Fund is determined by the Manager at 12:00 noon, Eastern time, on each business day that either the NYSE or New York banks are open for business, immediately after the daily declaration of dividends. As a result of this procedure, the net asset value is determined each business day except for days on which both the NYSE and New York banks are closed. Both the NYSE and New York banks are closed for New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Money Fund, Government Fund and Treasury Fund

The principal asset of each of the Money Fund, Government Fund and Treasury Fund normally will be its interest in the corresponding Money Trust, Government Trust and Treasury Trust, respectively. The net asset value per share of the Money Fund, Government Fund and Treasury Fund is computed under the “penny rounding” method by adding the value of each Fund’s proportionate interest in the net assets of the corresponding Trust plus the value of all of such Fund’s securities and other assets, deducting such Fund’s liabilities, dividing by the total number of shares of the Fund outstanding at such time and rounding the result to the nearest whole cent. It is anticipated that the net asset value per share of each Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard. Securities with remaining maturities of greater than 60 days for which market quotations are readily available will be valued at market value. Securities with remaining maturities of 60 days or less will be valued on an amortized cost basis, i.e., by valuing the instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Other securities held by the Trusts will be valued at their fair value as determined in good faith by or under direction of that Trust’s Board of Trustees.

Tax-Exempt Fund

The principal asset of Tax-Exempt Fund normally will be its interest in the Tax-Exempt Trust. The net asset value per share of the Tax-Exempt Fund is computed by adding the value of the Fund’s proportionate interest in the net assets of Tax-Exempt Trust plus the value of all of the Tax-Exempt Fund’s securities and other assets, deducting its liabilities and dividing by the number of shares of the Fund outstanding at such time. It is anticipated that the net asset value per share of the Tax-Exempt Fund will remain constant at $1.00 per share, but no assurance can be offered in this regard.

The Tax-Exempt Trust values its portfolio securities based upon their amortized cost in accordance with the terms of a rule adopted by the Commission. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in evaluation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Tax-Exempt Trust would receive if it sold the instrument.

In accordance with the Commission regulations applicable to the valuation of portfolio securities, the Trusts will maintain a dollar-weighted average portfolio maturity of 90 days or less and will purchase instruments having remaining maturities of not more than 397 days (13 months), with the exception of U.S. Government and U.S. Government agency securities, which may have remaining maturities of up to 762 days (25 months). The Trusts will invest only in securities determined by the Trustees to be of high quality with minimal credit risks. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated on a “penny rounded” method (or “amortized cost” method, in the case of the Tax-Exempt Fund) will be reported to the Trustees of the Fund by the Manager. In the event the Trustees determine that a deviation exists with respect to any Fund that may result in material dilution or other unfair results to investors or existing shareholders of a Fund, the Fund and its corresponding Trust will take such corrective action as it regards necessary and appropriate, including the reduction of the number of outstanding shares of such Fund by having each shareholder proportionately contribute shares to the Fund’s capital; the sale of portfolio instruments by the affected Trust prior to maturity to realize capital gains or losses or to shorten such Trust’s average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. If the number of outstanding shares of a Fund is reduced in order to maintain a constant net asset value of $1.00 per share, the affected shareholders will contribute proportionately to the Trust’s capital. Each shareholder will be deemed to have agreed to such contribution by his/her investment in the respective Fund and its corresponding Trust.

Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in a Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account and any decrease in the value of a shareholder’s investment may be reflected by a decrease in the number of shares in the account. See “Dividends and Taxes — Taxes” below.

YIELD INFORMATION

Each Fund normally computes its annualized yield in accordance with regulations adopted by the Commission by determining the net changes in value, exclusive of capital changes and income other than investment income, for a seven-day base period for a hypothetical pre-existing account having a balance of one share at the beginning of the base period, dividing the net income by the net asset value of the account at the beginning of the base period, subtracting a hypothetical shareholder account charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the result by 365 and then dividing by seven. This calculation does not take into consideration any realized or unrealized gains or losses on the Trust’s portfolio securities. The Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return, which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. This compounded yield calculation also excludes realized and unrealized gains or losses on the Trust’s portfolio securities.

The yield on each Fund’s shares normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by any Fund of future yields or rates of return on its shares. The yield is affected by such factors as changes in interest rates on the corresponding Trust’s portfolio securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Current yield information may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield over a stated period of time. The yield on Government Fund shares and Treasury Fund shares may not, for various reasons, be comparable to the yield on shares of other money market funds or other investments.

Each Fund recently commenced operations and therefore does not have a yield. Each Fund will be a feeder fund of its corresponding Trust. Each Fund and its corresponding Trust’s other feeder fund (the predecessor of that Trust) have identical investment objectives and policies and utilize the same portfolio management personnel. Set forth in the table below is the yield Class 3 and Class 4 shares of each Fund would have had for the period indicated, after giving effect to a fee waiver, based on the performance of the corresponding Trust’s predecessor during that period. If the other expenses of each Fund’s Class 3 and Class 4 shares, which are expected to be higher than those of the Trust’s predecessor, were reflected, returns would be less than those shown. If the table presented the performance of each Fund’s Class 1 or Class 2 shares, each of which is expected to have expenses that are higher than those of the Trust’s predecessor, returns would be less than those shown. The yield for any given past period of the Trust’s predecessor is not necessarily an indication or representation by any Trust or WCMA Fund of future yields or rates of return on their shares.

Seven-Day Period Ended February 28, 2003 (Excluding gains and losses)
Money Fund	0.91%
Government Fund	0.76%
Tax-Exempt Fund	0.69%
Treasury Fund	0.60%

On occasion, each Fund may compare its yield to (i) the average yield reported by the Bank Rate Monitor National IndexTM for money market deposit accounts offered by the 100 leading banks and thrift institutions in the ten largest standard metropolitan statistical areas, (ii) yield data published by Lipper Analytical Services, Inc., (iii) performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine or (iv) historical yield data relating to other central asset accounts similar to the WCMA service. In addition, on occasion, the Money Fund, the Government Fund and the Treasury Fund may each compare their yields to the yield on an investment in 90-day Treasury bills on a rolling basis, assuming quarterly compounding. As with yield quotations, yield comparisons should not be considered indicative of each Fund’s yield or relative performance for any future period.

PORTFOLIO TRANSACTIONS

No Trust has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Because each Fund will invest exclusively in beneficial interests in its corresponding Trust, it is expected that all transactions in portfolio securities will be entered into by the Trust. Subject to a policy established by the Trustees and officers of each Trust, the Manager is primarily responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing orders, it is the policy of the Trusts to obtain the best net results, taking into account such factors as price of the securities offered, the type of transaction involved, the firm’s general execution and operational facilities and the firm’s risk and skill in positioning the securities involved. While the Manager generally seeks reasonably competitive trade execution costs, the Trusts will not necessarily be paying the lowest spread or commission available. The Trust’s policy of investing in securities with short maturities will result in high portfolio turnover.

The portfolio securities in which each Trust invests are traded primarily in the over-the-counter (“OTC”) market. Where possible, each Trust will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own accounts. On occasion, securities may be purchased directly from the issuer. The money market securities in which the Money Trust, Government Trust and Treasury Trust invest, and the Tax-Exempt Securities in which the Tax-Exempt Trust invests, are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions for each Trust will primarily consist of dealer spreads and underwriting commissions. Under the

Investment Company Act, persons affiliated with a Trust are prohibited from dealing with the Trust as principals in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission. Since OTC transactions are usually principal transactions, affiliated persons of a Trust may not serve as a Trust’s dealer in connection with such transactions, except pursuant to the exemptive order described below. An affiliated person of a Trust may serve as its broker in OTC transactions conducted on an agency basis. A Trust may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member, except in accordance with applicable rules under the Investment Company Act or, likewise, under an exemptive order.

The Commission has issued an exemptive order permitting the Money Trust, Government Trust and Treasury Trust to conduct principal transactions with Merrill Lynch Government Securities Inc. (“GSI”) in U.S. Government and U.S. Government agency securities, with Merrill Lynch Money Markets, Inc. (“MMI”) in certificates of deposit and other short term bank money market instruments and commercial paper and with Merrill Lynch in fixed income securities including medium term notes. The order contains a number of conditions, including conditions designed to insure that the price to the Money Trust, Government Trust and Treasury Trust from GSI, MMI or Merrill Lynch is equal to or better than that available from other sources. GSI, MMI and Merrill Lynch have informed the Money Trust, Government Trust and Treasury Trust that they will in no way, at any time, attempt to influence or control the activities of the Trust or the Manager in placing such principal transactions. The exemptive order allows GSI, MMI or Merrill Lynch to receive a dealer spread on any transaction with the Money Trust, Government Trust and Treasury Trust no greater than its customary dealer spread for transactions of the type involved. Generally such spreads do not exceed 0.25% of the principal amount of the securities involved.

The Commission issued a separate exemptive order permitting the Tax-Exempt Trust to conduct principal transactions with Merrill Lynch in Tax-Exempt Securities with remaining maturities of one year or less. This order contains a number of conditions, including conditions designed to insure that the price to the Tax-Exempt Trust from Merrill Lynch is equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Trust that it will in no way, at any time, attempt to influence or control the activities of the Trust or the Manager in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Trust no greater than its customary dealer spread for transactions of the type involved. The Tax-Exempt Trust can also purchase Tax-Exempt Securities from underwriting syndicates of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act.

The Trustees of each Trust have considered the possibilities of recapturing for the benefit of the Trusts expenses of possible portfolio transactions, such as dealers’ spreads and underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time. The Manager has arranged for each Trust’s custodian to receive any tender offer solicitation fees on behalf of the Trusts payable with respect to portfolio securities of the Trusts.

The Trusts do not expect to use one particular dealer, but, subject to obtaining the best net results, dealers who provide supplemental investment research to the Manager may receive orders for transactions by the Trusts. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under its Management Agreement with each Trust and the expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information.

The Trusts have received an exemptive order from the Commission permitting them to lend portfolio securities to Merrill Lynch or its affiliates. Currently, the Government Trust, the Tax-Exempt Trust and the Treasury Trust are prohibited by their fundamental investment restrictions from making loans to other persons and, therefore, may not engage in securities lending unless shareholders approve the elimination of that restriction. Pursuant to the order, the Money Trust has retained an affiliate of the Manager as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. That entity may, on behalf of the Money Trust, invest cash collateral received by the Money Trust for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Manager or its affiliates.

Securities held by the Trusts also may be held by, or be appropriate investments for, other funds or clients (collectively referred to as “clients”) for which the Manager or MLIM acts as an investment adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a Trust or other clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all by the Manager or MLIM. To the extent that transactions on behalf of more than one client of the Manager or MLIM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

DIVIDENDS AND TAXES

Dividends

Dividends are declared and reinvested daily by each Fund in the form of additional shares at net asset value. Each Fund’s net income for dividend purposes is determined at 12 noon, Eastern time, on each day the NYSE or New York banks are open for business, immediately prior to the determination of such Fund’s net asset value on that day (see “Determination of Net Asset Value”). Such reinvestments will be reflected in shareholders’ monthly WCMA transaction statements. Shareholders liquidating their holdings will receive on redemption all dividends declared and reinvested through the date of redemption, except that in those instances where shareholders request transactions that settle on a “same-day” basis (such as Federal Funds wire redemptions, branch office checks, transfers to other Merrill Lynch accounts and certain securities transactions) the Fund shares necessary to effect such transactions will be deemed to have been transferred to Merrill Lynch prior to the Fund’s declaration of dividends on that day. In such instances, shareholders will receive all dividends declared and reinvested through the date immediately preceding the date of redemption. Since the net income (including realized gains and losses on the portfolio assets) is declared as a dividend in shares each time the net income of a Fund is determined, the net asset value per share of each Fund normally remains constant at $1.00 per share.

Net income of each Fund (from the time of the immediately preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) less amortization of premiums and the estimated expenses of the Fund (including the fees payable to the Manager) for the period, (iii) plus or minus all realized gains and losses on portfolio securities. The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Unrealized gains and losses are reflected in each Fund’s net assets and are not included in net income.

Taxes

The Funds intend to elect and to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as each Fund so qualifies, such Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. Each Fund intends to distribute substantially all of such income.

Taxation of Ordinary Income and Capital Gain Dividends

Dividends paid by the Money Fund, the Government Fund and the Treasury Fund or, if applicable, the Tax-Exempt Fund from their ordinary income or from an excess of net short term capital gains over net long term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income. Distributions made from an excess of net long term capital gains over net short term capital losses (“capital gain dividends”) are taxable to shareholders as long term capital gains, regardless of the length of time the shareholder has owned the Fund shares. Except as modified for shareholders of the Tax-Exempt Fund (see “Tax Rules Applicable to the Tax-Exempt Fund and Its Shareholders,” below), any loss upon the sale or exchange of Fund shares held for six months or less will be treated as long term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Generally not later than 60 days after the close of their taxable years, the Funds will provide their respective shareholders with a written notice designating the amounts of any capital gain dividends or exempt-interest dividends, if applicable. Ordinary income and capital gain dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus certain undistributed amounts from previous years. Although the Funds intend to distribute their income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund’s taxable ordinary income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, any such Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. Because the required distributions are based only on taxable income, the excise tax generally will not apply to the tax-exempt income of a RIC, such as the Tax-Exempt Fund, that pays exempt-interest dividends, as described below.

Tax Rules Applicable to the Tax-Exempt Fund and its Shareholders

The Tax-Exempt Fund intends to qualify to pay “exempt-interest dividends” as defined in Section 852(b)(5) of the Code. Under such section if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax (“tax-exempt obligations”) under Section 103(a) of the Code (relating generally to obligations of a state or local governmental unit), the Tax-Exempt Fund shall be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Tax-Exempt Fund as exempt-interest dividends in a written notice mailed to the Tax-Exempt Fund’s shareholders within sixty days after the close of its taxable year. To the extent that the dividends distributed to the Tax-Exempt Fund’s shareholders are derived from interest income exempt from Federal income tax under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a person’s social security and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of a RIC paying exempt-interest dividends, such as the Tax-Exempt Fund, will not be deductible by the investor for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a “substantial user” or “related person” under Code Section 147(a) with respect to property financed with the proceeds of an issue of “industrial development bonds” or “private activity bonds,” if any, held by the Tax-Exempt Fund.

All or a portion of the Tax-Exempt Fund’s gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Tax-Exempt Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder.

The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The Federal alternative minimum tax applies to interest received on “private activity bonds” issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of the Tax-Exempt Fund, to a Federal alternative minimum tax. The Tax-Exempt Fund will purchase such “private activity bonds” and will report to shareholders within 60 days after its calendar year-end the portion of the Tax-Exempt Fund’s dividends declared during the year which constitutes an item of tax preference for Federal alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by the Tax-Exempt Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay Federal alternative minimum tax on exempt-interest dividends received from the Tax-Exempt Fund.

The Code provides that every shareholder required to file a tax return must include for information purposes on such return the amount of exempt-interest dividends received from all sources (including the Tax-Exempt Fund) during the taxable year.

General Taxation

Distributions by the Funds, whether from exempt-interest income, ordinary income or capital gains, will not be eligible for the dividends received deduction allowed to corporations under the Code. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by such Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

If the value of assets held by a Fund declines, the Board of Trustees of that Fund may authorize a reduction in the number of outstanding shares in the respective shareholders’ accounts so as to preserve a net asset value of $1.00 per share. After such a reduction, the basis of eliminated shares would be added to the basis of shareholders’ remaining Fund shares, and any shareholders disposing of shares at that time may recognize a capital loss. Distributions from ordinary income and capital gains paid by such Fund, including distributions reinvested in additional shares of the Fund, will nonetheless be fully taxable, even if the number of shares in shareholders’ accounts has been reduced as described above.

Ordinary income dividends paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Under certain Code provisions, some shareholders may be subject to a withholding tax on ordinary income dividends and on capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to such Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

A loss realized on a sale or exchange of shares of any of the Funds will be disallowed if other shares of such Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and the Treasury Regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.

Ordinary income dividends and capital gain dividends also may be subject to state and local taxes.

Certain states exempt from state income taxation dividends paid by RICs which are derived in whole or in part from interest on U.S. Government obligations. State law varies as to whether and what percentage of dividend income attributable to U.S. Government obligations is exempt from state income tax.

Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their valuation of an investment in the Funds.

Based on published guidance from the IRS and classification of each Trust as a partnership for tax purposes, each Fund intends to look to the underlying assets of the Trust in which it has invested for purposes of satisfying various requirements of the Code applicable to RICs. If any of the facts supporting a Fund’s reliance on the IRS guidance change in any material respect (e.g., if the Trust in which it has invested were required to register its interests under the Securities Act), then the Board of Trustees of the affected Fund will determine, in its discretion, the appropriate course of action for the Fund. One possible course of action would be to withdraw such Fund’s investment from the Trust in which it has invested and to retain an investment adviser to manage its assets in accordance with the investment policies applicable to such Fund. See “Investment Objective and Policies.”

GENERAL INFORMATION

Organization of the Funds and Trusts

The Money Fund, the Government Fund, the Tax-Exempt Fund and the Treasury Fund are each a “feeder” fund that invests in a corresponding Money Trust, Government Trust, Tax-Exempt Trust and Treasury Trust, respectively. Investors in each Fund have an indirect interest in a Fund’s corresponding Trust. The Trusts accept investments from other feeder funds, and all of the feeders of a Trust bear the Trust’s expenses in proportion to their assets. This structure permits the pooling of assets of two or more feeder funds in each Trust in an effort to achieve potential economies of scale and efficiencies in portfolio management while preserving separate identities, management, pricing structures and/or distribution channels at the feeder fund level. A larger investment portfolio also may reduce certain transaction costs to the extent that contributions to and redemptions from a Trust from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Trust on more attractive terms, or could experience better performance, than another feeder.

Each Fund is a Massachusetts business trust, organized on August 30, 2002. Each Fund is a no-load, diversified, open-end investment company. The Declarations of Trust do not require that the Funds hold annual meetings of shareholders. However, each Fund and each Trust, as applicable, will be required to call special meetings of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of such Fund or Trust. Each Fund also would be required to hold a special shareholders’ meeting to elect new Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders. Each Fund’s Declaration of Trust provides that a shareholders’ meeting may be called for any reason at the request of a majority of the Trustees or by any Trustee upon written request of shareholders holding in the aggregate not less than one-third of the voting power of the outstanding shares entitled to vote on the matters specified in such written request. Except as set forth above, the Trustees shall continue to hold office and appoint successor Trustees.

The Declarations of Trust establishing the Funds refer to the Trustees under the Declarations of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of any of the Funds shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of any Fund but the Trust Property only shall be liable. Copies of the Declarations of Trust, together with all amendments thereto, are on file in the office of the Secretary of the Commonwealth of Massachusetts.

Each Trust is organized as a Delaware statutory trust. Whenever a Fund is requested to vote on any matter relating to the Trust, the Fund will hold a meeting of the Fund’s shareholders and will cast its vote as instructed by the Fund’s shareholders.

Whenever a Trust holds a vote of its feeder funds, a Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of a Trust. A Fund may withdraw from a Trust at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

The Manager provided the initial capital for each Fund by purchasing 25,000 shares of each class of each Fund for an aggregate of $100,000. Such shares were acquired for investment and can only be disposed of by redemption.

Description of Shares

The Declaration of Trust of each Fund permits the Trustees to issue an unlimited number of full and fractional shares, par value $0.10 per share, that may be divided into one or more series and/or classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions except that each class bears certain expenses related to the account maintenance and distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and have exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. Shares have no preemptive rights. The rights of redemption, conversion and exchange are described elsewhere herein and in the Prospectus of the Funds. Shares of each Fund are fully paid and non-assessable by the Fund.

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of Trustees to the Funds and on other matters submitted to the vote of shareholders. All classes vote together as a single class, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that shareholders of any class may vote upon any material changes to expenses charged under a Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all of the Trustees of a Fund, in which event the holders of the remaining shares are unable to elect any person as a Trustee. The Trustees may amend any Declaration of Trust without a shareholder vote, except under certain limited circumstances set forth in the Declaration of Trust.

Computation of Offering Price Per Share

As of March 20, 2003
Money Fund
Net Assets	$100,000
Number of Shares Outstanding	100,000
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$1.00
Offering Price	$1.00

As of March 20, 2003
Government Fund
Net Assets	$100,000
Number of Shares Outstanding	100,000
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$1.00
Offering Price	$1.00

As of March 20, 2003
Tax-Exempt Fund
Net Assets	$100,000
Number of Shares Outstanding	100,000
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$1.00
Offering Price	$1.00

As of March 20, 2003
Treasury Fund
Net Assets	$100,000
Number of Shares Outstanding	100,000
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$1.00
Offering Price	$1.00

Independent Auditors

Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent auditors of each Fund and each Trust. The independent auditors are responsible for auditing the annual financial statements of each Fund and each Trust.

Accounting Services Provider

State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for each Fund and each Trust.

Custodian

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02101 (the “Custodian”), acts as custodian of each Trust’s assets and each Fund’s assets. The Custodian is responsible for safeguarding and controlling each Trust’s and each Fund’s cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Trust’s and each Fund’s investments.

Transfer Agent

Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6225 (the “Transfer Agent”), acts as each Fund’s transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See “Your Account —How to Buy, Sell and Transfer Shares” in the Prospectus.

Legal Counsel

Sidley Austin Brown & Wood LLP, 787 Seventh Avenue, New York, New York 10019-6018, is counsel for the Trusts and the Funds.

Reports to Shareholders

The fiscal year of each Fund ends on the last day of March of each year. Each Fund sends to its shareholders, at least semi-annually, reports showing information related to a Trust and other information. An Annual Report containing financial statements audited by independent auditors is sent to each Fund’s shareholders each year.

Shareholder Inquiries

Shareholder inquiries may be addressed to each Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

The Prospectus and this Statement of Additional Information with respect to the shares of the Funds do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which each Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

As of the date of this Statement of Additional Information, the Manager owned 100% of the outstanding shares of beneficial interest of each Fund. The Manager may be deemed to control a Fund until such time as it owns less than 25% of the outstanding shares of a Fund.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

WCMA Money Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Money Fund (the “Fund”) as of February 18, 2003. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Money Fund as of February 18, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

March 3, 2003

WCMA MONEY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 18, 2003

ASSETS:
Cash (Note 1)	$100,000
Prepaid offering costs (Note 3):
Prepaid registration fees	984,895
Other prepaid offering costs	110,500

Total Assets	$1,195,395

LIABILITIES:
Liabilities and accrued expenses	$1,095,395

NET ASSETS:	$100,000

NET ASSETS CONSIST OF:
Class 1 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 2 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 3 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 4 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Paid-in-capital in excess of par	$90,000

NET ASSETS:	$100,000

NET ASSET VALUE:
Class 1 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 2 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 3 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 4 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00

Notes to Financial Statement.

(1)	WCMA Money Fund (the “Fund”) was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the “Manager”). The Fund will invest its assets in Master Money Trust (the “Trust”).
(2)	The Trust entered into a management agreement with the Manager. The Fund entered into an administration agreement with the Manager and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Distributor”). (See “Management of the Funds — Management and Advisory Arrangements” in the Statement of Additional Information.) Certain officers and/or trustees of the Fund and/or the Trust are officers and/or directors of the Manager and the Distributor.
(3)	Prepaid offering costs consist of registration fees and of mailing and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $35,150 and offering costs consisting of legal fees estimated at $70,000.
(4)	The Fund’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

Master Money Trust:

We have audited the accompanying statement of assets and liabilities of Master Money Trust as of February 3, 2003. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Money Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

February 6, 2003

(February 28, 2003 as to Note 5)

MASTER MONEY TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 3, 2003

ASSETS:
Cash	$100,000
Prepaid offering costs (Note 3)	0

Total Assets	$100,000
Less liabilities and accrued expenses	0

Net Assets applicable to investor’s interest in the Trust (Note 1)	$100,000

Notes to Financial Statement.

(1)	Master Money Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. As of February 3, 2003, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by CMA Money Fund. (See Note 5.)
(2)	The Trust has entered into a management agreement with Fund Asset Management, L.P. (the “Manager”). (See “Management and Other Services” in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3)	Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4)	The Trust’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
(5)	On February 13, 2003, CMA Money Fund transferred all of its assets (of approximately $23 billion) into the Trust.

MASTER MONEY TRUST

SCHEDULE OF INVESTMENTS (Unaudited)

As of February 28, 2003

(In Thousands)

Issue	Face Amount	Interest Rate*		Maturity Date	Value
Certificates of Deposit — European — 2.6%
Bank of Europe PLC	$50,000	1.355	†%	3/11/2003	$50,001
Halifax Corporation	300,000	1.34	†	3/17/2003	300,008
Lloyds TSB Bank PLC	50,000	2.54	†	5/30/2003	50,159
National Australia Bank Limited	200,000	2.68	†	4/22/2003	200,412

Total Certificates of Deposit — European (Cost — $600,009)					600,580

Certificates of Deposit — Yankee—9.9%
ABN-AMRO Bank NV	50,000	2.605	†	6/11/2003	50,189
Abbey National Treasury Services PLC	170,000	2.675	†	5/23/2003	170,552
Canadian Imperial Bank of Commerce	70,000	2.66	†	4/22/2003	70,142
	180,000	1.356	†	3/15/2004	180,000
Credit Agricole Indosuez	200,000	2.475	†	6/12/2003	200,692
Credit Communal de Belgique Dexia Bank	50,000	2.23	†	6/24/2003	50,154
Credit Suisse First Boston International Ltd.	50,000	2.62	†	6/10/2003	50,190
Deutsche Bank AG	500,000	1.30	†	10/20/2003	500,000
Dresdner US Finance	150,000	1.37	†	3/12/2003	150,004
Merita Bank PLC	200,000	2.48	†	6/12/2003	200,695
Rabobank Nederland NV	100,000	2.65	†	5/20/2003	100,308
	100,000	2.61	†	6/17/2003	100,402
Societe Generale	250,000	1.30	†	2/12/2004	249,988
SwedBank Inc.	75,000	1.27	†	6/20/2003	74,993
Toronto-Dominion Bank	165,000	1.276	†	9/26/2003	164,971

Total Certificates of Deposit — Yankee (Cost — $2,309,974)					2,313,280

Commercial Paper — 12.4%
Amsterdam Funding Corp.	50,000	1.30		3/28/2003	49,951
Apreco, Inc.	50,000	1.27		4/08/2003	49,931
Aspen Funding Corp.	25,000	1.27		4/08/2003	24,966
Asset Securitization Cooperative Corp.	100,000	1.33		3/26/2003	99,910
Blue Ridge Asset Funding Corp.	50,000	1.27		3/20/2003	49,965
CC (USA) Inc. (Centauri)	47,500	1.30		3/31/2003	47,449
Clipper Receivables Corp.	75,000	1.27		3/27/2003	74,929
Corporate Receivables Corp.	150,000	1.27		3/07/2003	149,963
Delaware Funding Corp.	41,134	1.27		3/18/2003	41,108
	75,000	1.27		3/24/2003	74,937
	50,061	1.27		3/25/2003	50,017
Edison Asset Securitization, LLC	180,000	1.34		3/17/2003	179,892
	51,260	1.34		3/18/2003	51,227
Falcon Asset Securitization	77,788	1.27		3/06/2003	77,772
	100,000	1.28		3/19/2003	99,932
Goldman Sachs Group, Inc.	20,000	1.388	†	10/09/2003	19,844
	130,000	1.34	†	10/10/2003	130,000
Greyhawk Funding, LLC	115,000	1.27		4/22/2003	114,785
Kitty Hawk Funding Corp.	44,286	1.34		3/17/2003	44,259
	46,208	1.30		3/27/2003	46,165

MASTER MONEY TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

Issue	Face Amount	Interest Rate*		Maturity Date	Value
Morgan Stanley	$55,000	1.393	†%	4/15/2003	$55,000
	145,000	1.393	†	8/19/2003	145,000
Newport Funding Corp.	50,000	1.27		4/09/2003	49,929
Old Line Funding Corp.	60,000	1.27		3/14/2003	59,970
	77,095	1.27		3/14/2003	77,057
PB Finance (Delaware)	50,000	1.33		3/17/2003	49,970
Park Avenue Receivables Corp.	55,000	1.28		3/20/2003	54,961
	75,000	1.28		3/24/2003	74,936
Preferred Receivables Funding Corp.	80,800	1.27		3/07/2003	80,780
	52,045	1.27		3/10/2003	52,027
	65,000	1.27		3/28/2003	64,936
Rio Tinto Limited	27,562	1.31		3/07/2003	27,555
Salomon, Smith Barney Holdings, Inc.	175,000	1.31	†	5/08/2003	175,000
Sheffield Receivables Corporation	75,000	1.27		3/05/2003	74,987
UBS Finance (Delaware) Inc.	100,000	1.36		3/03/2003	99,989
Variable Funding Capital Corp.	50,000	1.30		3/04/2003	49,993
	90,000	1.27		3/05/2003	89,984
	60,000	1.27		4/08/2003	59,917
Windmill Funding Corp	50,000	1.27		3/25/2003	49,956
	38,000	1.30		3/28/2003	37,963

Total Commercial Paper (Cost — $2,907,042)					2,906,912

Corporate Notes — 0.4%
Wal-Mart Stores, Inc.	96,500	4.878	†	6/01/2003	97,258

Total Corporate Notes (Cost — $97,059)					97,258

Funding Agreements — 4.6%
Allstate Life Insurance Co.	45,000	1.41	†	7/01/2003	45,000
	45,000	1.44	†	11/03/2003	45,000
GE Life and Annuity Assurance Co.	50,000	1.40	†	11/03/2003	50,000
	150,000	1.40	†	12/01/2003	150,000
Metropolitan Life Insurance Company	165,000	1.41	†	4/01/2003	165,000
	68,000	1.45	†	2/02/2004	68,000
Monumental Life Insurance Company	135,000	1.45	†	11/14/2003	135,000
New York Life Insurance Company	216,000	1.40	†	5/30/2003	216,000
Pacific Life Insurance Co.	40,000	1.42	†	6/02/2003	40,000
	40,000	1.42	†	10/01/2003	40,000
The Travelers Insurance Company	70,000	1.40	†	3/03/2003	70,000
	25,000	1.40	†	5/01/2003	25,000
	25,000	1.39	†	9/19/2003	25,000

Total Funding Agreements (Cost — $1,074,000)					1,074,000

Medium-Term Notes — 4.8%
American Honda Finance Corp.	25,000	1.35	†	10/06/2003	25,010
	25,000	1.55	†	11/10/2003	25,018

MASTER MONEY TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

Issue	Face Amount	Interest Rate*		Maturity Date	Value
BMW US Capital Group	$75,000	1.34	†%	12/10/2003	$75,000
BP Amoco Capital PLC	50,000	1.295	†	3/08/2004	50,000
Bank of New York Co., Inc.	25,000	1.41	†	10/30/2003	24,983
Fleet National Bank	35,000	1.56	†	3/06/2003	35,002
	15,000	1.54	†	7/31/2003	14,998
General Electric Capital Corp.	290,605	1.369	†	3/16/2004	290,605
Goldman Sachs Group, Inc.	118,000	1.626	†	3/16/2004	118,000
Hancock II	125,000	1.39	†	1/12/2004	125,001
Holmes Financing Number 6	105,300	1.339	†	10/15/2003	105,300
Morgan Stanley	25,000	1.599	†	8/07/2003	25,032
National City Bank of Indiana	44,000	1.41	†	5/23/2003	44,010
National City Bank of Ohio	50,000	1.32	†	3/03/2004	50,010
Northern Rock PLC	120,000	1.34	†	11/19/2003	119,977

Total Medium-Term Notes (Cost — $1,128,031)					1,127,946

Municipal — Anticipation Notes — 0.8%
California State, RAN	176,000	1.338	†	6/20/2003	176,000

Total Municipal — Anticipation Notes (Cost — $176,000)					176,000

U.S. Government Agency Obligations — Discount Notes — 2.8%
Fannie Mae	150,000	1.25		3/12/2003	149,944
	200,000	1.29		4/28/2003	199,613
Freddie Mac	50,000	1.275		2/26/2004	49,375
	199,694	1.275		2/26/2004	197,198
	70,000	1.275		2/26/2004	69,125

Total U.S. Government Agency Obligations — Discount Notes (Cost — $665,108)					665,255

U.S. Government Agency Obligations — Non-Discount Notes — 56.3%
Fannie Mae	48,000	1.19	†	4/15/2003	47,997
	100,000	1.173	†	5/05/2003	100,004
	170,000	4.625	†	5/15/2003	171,135
	300,000	1.198	†	6/09/2003	299,956
	916,000	1.23	†	6/16/2003	916,105
	300,000	1.27	†	7/14/2003	299,988
	385,000	1.17	†	8/01/2003	384,961
	200,000	1.27	†	9/19/2003	199,988
	480,000	1.206	†	1/16/2004	479,944
	188,000	1.208	†	1/20/2004	187,929
	425,000	1.204	†	1/22/2004	424,953
	650,000	1.205	†	1/22/2004	649,781
	124,490	3.75	†	5/12/2004	125,035
	70,000	2.46	†	8/19/2004	70,349
	45,875	2.43	†	8/20/2004	46,104
	66,825	2.50	†	8/27/2004	67,180
	135,860	2.50	†	10/01/2004	136,781
	46,745	2.25	†	10/21/2004	47,023

MASTER MONEY TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

Issue	Face Amount	Interest Rate*		Maturity Date	Value
	$18,400	2.40†	%	10/29/2004	$18,532
	50,330	2.20†		12/30/2004	50,707
	72,500	2.20†		1/14/2005	73,066
	32,550	2.00†		2/10/2005	32,733
	55,000	2.00†		2/18/2005	55,310
Federal Farm Credit Banks	260,000	1.20†		10/01/2003	259,932
	200,000	1.20†		11/03/2003	199,959
	130,000	1.20†		11/14/2003	129,963
	450,000	1.20†		12/15/2003	449,875
	145,000	1.198†		12/24/2003	144,964
	200,000	1.201†		1/26/2004	199,946
	97,000	1.25†		2/23/2004	96,981
	99,750	1.22†		3/01/2004	99,720
	300,000	1.21†		3/16/2004	299,874
	240,000	1.215†		4/07/2004	239,882
	390,000	1.25†		6/21/2004	390,029
	100,000	1.23†		8/02/2004	99,972
	65,000	1.24†		8/10/2004	64,991
	200,000	1.258†		11/24/2004	200,000
	250,000	1.248†		1/27/2005	250,000
	127,000	1.25†		2/07/2005	126,951
	200,000	1.25†		2/11/2005	200,000
	175,000	1.248†		2/24/2005	174,965
	82,000	1.26†		2/21/2006	81,951
	54,750	1.29†		2/20/2008	54,723
Federal Home Loan Banks	500,000	1.27†		3/12/2003	500,012
	95,000	1.20†		3/21/2003	94,997
	566,000	1.18†		4/30/2003	565,994
	380,000	1.24†		6/17/2003	380,076
	40,000	1.211†		7/15/2003	40,002
	70,500	4.125†		8/15/2003	71,403
	720,000	1.25†		9/15/2003	720,091
	260,500	1.235†		12/29/2003	260,550
	74,700	1.215†		1/02/2004	74,721
	130,000	3.75†		4/15/2004	133,449
	71,800	1.24†		7/06/2004	71,769
Freddie Mac	949,500	1.178†		8/05/2003	949,520
	50,000	3.75†		4/15/2004	51,371
	120,000	2.50†		8/20/2004	120,598
	56,300	2.35†		10/08/2004	56,629
Student Loan Marketing Association	210,000	1.645†		6/25/2003	210,000
	230,000	1.415†		2/12/2004	229,957

Total U.S. Government Agency Obligations — Non-Discount Notes (Cost — $13,170,729)					13,181,378

MASTER MONEY TRUST

SCHEDULE OF INVESTMENTS — (Concluded) (Unaudited)

As of February 28, 2003

(In Thousands)

Repurchase Agreements — 4.3%
Face Amount	Issue	Value
$500,000	J.P. Morgan Securities Inc., purchased on 2/28/2003 to yield 1.36% to 3/03/2003, repurchase price $500,057, collateralized by FHLB, FHLMC, FNMA and RFCO obligations	$500,000
516,955	UBS Warburg Corp. LLC, purchased on 2/28/2003 to yield 1.36% to 3/03/2003, repurchase price $517,014, collateralized by FHLB, FHLMC and FNMA obligations	516,955

Total Repurchase Agreements (Cost — $1,016,955)		1,016,955

Common Stock — 0.4%
Shares Held
92,331	Merrill Lynch Premier Institutional Fund**‡	92,331

Total Common Stock (Cost — $92,331)		92,331

Partnership Interest — 0.5%

Partnership Interest
$112,848	Merrill Lynch Liquidity Series, LLC Money Market Series**‡	112,848

Total Partnership Interest (Cost — $112,848)		112,848

Total Investments (Cost — $23,350,086) — 99.8%		23,364,743
Other Assets Less Liabilities — 0.2%		45,025

Net Assets — 100.0%		$23,409,768

*	Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Money Trust. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at February 28, 2003.
**	Security was purchased with the cash proceeds from securities loans.
†	Variable rate notes.
‡	Investments in companies considered to be an affiliate of the Money Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

Affiliate	Net Activity	Interest Income
Merrill Lynch Liquidity Series, LLC	$112,848,314	$12,736
Money Market Series:
Merrill Lynch Premier Institutional Fund	92,330,436	10,227

See Notes to Financial Statements.

MASTER MONEY TRUST

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

As of February 28, 2003

ASSETS:
Investments, at value (including securities loaned of $199,898,070) (identified cost — $23,350,086,034†)		$23,364,742,628
Cash		100,633
Receivables:
Securities sold	$1,366,591,565
Interest	60,014,522
Income from loaned securities	22,963	1,426,629,050

Total assets		24,791,472,311

LIABILITIES:
Collateral on securities loaned, at value		205,178,750
Payables:
Securities purchased	1,166,943,667
Investment adviser	6,759,130
Withdrawals	328,668	1,174,031,465

Accrued expenses and other liabilities		2,494,135

Total liabilities		1,381,704,350

NET ASSETS		$23,409,767,961

NET ASSETS CONSIST OF:
Investors’ capital		$23,395,111,367
Unrealized appreciation on investments — net		14,656,594

NET ASSETS		$23,409,767,961

†	Cost for Federal income tax purposes. As of February 28, 2003, net unrealized appreciation for Federal income tax purposes amounted to $14,656,594, of which $14,909,507 related to appreciated securities and $252,913 related to depreciated securities.

See Notes to Financial Statements.

MASTER MONEY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Master Money Trust (the “Money Trust”) is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Money Trust, subject to certain limitations. On February 13, 2003, the Money Trust received all of the assets of a registered investment company that converted to a master/feeder structure. The Money Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Money Trust.

(a)    Valuation of investments — Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Money Trust’s Board of Trustees.

(b)    Repurchase agreements — The Money Trust invests in U.S. Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Money Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Money Trust may be delayed or limited.

(c)    Income taxes — The Money Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Money Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Money Trust. Accordingly, as a “pass through” entity, the Money Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Money Trust’s assets will be managed so an investor in the Money Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d)    Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e)    Securities lending — The Money Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Money Trust and any additional required collateral is delivered to the Money Trust on the next business day. Where the Money Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Money Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Money Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required

MASTER MONEY TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded) (Unaudited)

to return borrowed securities within five business days. The Money Trust may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Money Trust could experience delays and costs in gaining access to the collateral. The Money Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2.    Investment Advisory Agreement and Transactions with Affiliates:

The Money Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. (“FAM”). The general partner of FAM is Princeton Services, Inc. (“PSI”), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is the limited partner.

FAM is responsible for the management of the Money Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Money Trust. For such services, the Money Trust pays a monthly fee based upon the average daily value of the Money Trust’s net assets at the following annual rates: .25% of the Money Trust’s average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Money Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. As of February 28, 2003, the Money Trust lent securities with a value of $122,886,320 to MLPF&S. Pursuant to that order, the Money Trust also has retained Merrill Lynch Investment Managers, LLC (“MLIM, LLC”), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Money Trust, invest cash collateral received by the Money Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the period February 13, 2003 (commencement of operations) to February 28, 2003, MLIM, LLC received $4,655 in securities lending agent fees.

Certain officers and/or trustees of the Money Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3.    Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Money Trust sells securities to repurchase them at a mutually agreed upon date and price. At the time the Money Trust enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents of liquid high grade debt securities having a value at least equal to the repurchase price.

The Money Trust had no reverse repurchase agreements outstanding for the period February 13, 2003 (commencement of operations) to February 28, 2003.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

WCMA Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Government Securities Fund (“the Fund”) as of February 18, 2003. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Government Securities Fund as of February 18, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

March 3, 2003

WCMA GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

February 18, 2003

ASSETS:
Cash (Note 1)	$100,000
Prepaid offering costs (Note 3):
Prepaid registration fees	145,395
Other prepaid offering costs	110,500

Total Assets	$355,895

LIABILITIES:
Liabilities and accrued expenses	$255,895

NET ASSETS:	$100,000

NET ASSETS CONSIST OF:
Class 1 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 2 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 3 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 4 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Paid-in capital in excess of par	$90,000

NET ASSETS:	$100,000

NET ASSET VALUE:
Class 1 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 2 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 3 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 4 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00

Notes to Financial Statement.

(1)	WCMA Government Securities Fund (the “Fund”) was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the “Manager”). The Fund will invest its assets in Master Government Securities Trust (the “Trust”).
(2)	The Trust entered into a management agreement with the Manager. The Fund entered into an administration agreement with the Manager and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Distributor”). (See “Management of the Funds — Management and Advisory Arrangements” in the Statement of Additional Information.) Certain officers and/or trustees of the Fund and/or the Trust are officers and/or directors of the Manager and the Distributor.
(3)	Prepaid offering costs consist of registration fees and of mailing and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $35,150 and offering costs consisting of legal fees estimated at $70,000.
(4)	The Fund’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Master Government Securities Trust as of February 3, 2003. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Government Securities Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

February 6, 2003

(February 28, 2003 as to Note 5)

MASTER GOVERNMENT SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 3, 2003

ASSETS:
Cash	$100,000
Prepaid offering costs (Note 3)	0

Total Assets	$100,000
Less liabilities and accrued expenses	0

Net Assets applicable to investor’s interest in the Trust (Note 1)	$100,000

Notes to Financial Statement.

(1)	Master Government Securities Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. As of February 3, 2003, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by CMA Government Securities Fund. (See Note 5.)
(2)	The Trust has entered into a management agreement with Fund Asset Management, L.P. (the “Manager”). (See “Management and Other Services” in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3)	Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4)	The Trust’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
(5)	On February 13, 2003, CMA Government Securities Fund transferred all of its assets (of approximately $1.6 billion) into the Trust.

MASTER GOVERNMENT SECURITIES TRUST

SCHEDULE OF INVESTMENTS (Unaudited)

As of February 28, 2003

(In Thousands)

Issue	Face Amount	Interest Rate	Maturity Date	Value
U.S. Government Obligations* — 27.6%
U.S. Treasury Bills	$24,500	1.16%	3/06/2003	$24,495
	48,000	1.225	3/20/2003	47,967
	44,000	1.22	3/27/2003	44,937
	48,000	1.225	3/27/2003	46,979
	13,500	1.16	5/22/2003	13,462
	19,500	1.22	7/17/2003	19,412
U.S. Treasury Notes	15,050	4.25	3/31/2003	15,089
	4,500	3.625	8/31/2003	4,553
	43,000	2.75	9/30/2003	43,388
	10,000	2.75	10/31/2003	10,102
	57,600	3.25	12/31/2003	58,569
	22,700	3.625	3/31/2004	23,277
	30,000	3.375	4/30/2004	30,731
	15,400	2.875	6/30/2004	15,720
	10,875	2.25	7/31/2004	11,014
	13,700	2.125	8/31/2004	13,857
	5,500	1.875	9/30/2004	5,544
	5,200	2.125	10/31/2004	5,263
	4,400	1.75	12/31/2004	4,424

Total U.S. Government Obligations (Cost — $437,703)				438,783

Face Amount	Issue	Value
Repurchase Agreements — 71.7%
$78,000	ABN-AMRO Bank NV, purchased on 2/28/2003 to yield 1.32% to 3/03/2003, repurchase price $78,009, collateralized by U.S. Treasury Notes	78,000
78,000	Bank of America, NA, purchased on 2/28/2003 to yield 1.31% to 3/03/2003, repurchase price $78,009, collateralized by U.S. Treasury Notes	78,000
78,000	Bank One Capital Markets, purchased on 2/28/2003 to yield 1.31% to 3/03/2003, repurchase price $78,009, collateralized by U.S. Treasury Notes	78,000
78,000	Bear Stearns, purchased on 2/28/2003 to yield 1.32% to 3/03/2003, repurchase price $78,009, collateralized by U.S. Treasury STRIPS	78,000
78,000	Barclays Bank PLC, purchased on 2/28/2003 to yield 1.33% to 3/03/2003, repurchase price $78,009, collateralized by U.S. Treasury Bills and U.S. Treasury Notes	78,000
79,000	Credit Suisse First Boston International Ltd., purchased on 2/25/2003 to yield 1.26% to 3/04/2003, repurchase price $79,017, collateralized by GNMA obligations	79,000
78,000	Deutsche Bank Securities Inc., purchased on 2/28/2003 to yield 1.31% to 3/07/2003, repurchase price $78,020, collateralized by GNMA obligations	78,000
78,000	Goldman Sachs & Company, purchased on 2/05/2003 to yield 1.24% to 3/07/2003, repurchase price $78,081, collateralized by GNMA obligations	78,000
78,000	Greenwich Capital Markets, Inc., purchased on 2/27/2003 to yield 1.28% to 3/06/2003, repurchase price $78,019, collateralized by GNMA obligations	78,000

MASTER GOVERNMENT SECURITIES TRUST

SCHEDULE OF INVESTMENTS — (Concluded) (Unaudited)

As of February 28, 2003

(In Thousands)

Face Amount	Issue	Value
$78,000	HSBC Holdings PLC, purchased on 2/28/2003 to yield 1.33% to 3/03/2003, repurchase price $78,008, collateralized by U.S. Treasury STRIPS	$78,000
78,000	J.P. Morgan Securities Inc., purchased on 2/26/2003 to yield 1.26% to 3/05/2003, repurchase price $78,019, collateralized by GNMA obligations	78,000
79,000	Merrill Lynch Government Securities, purchased on 2/25/2003 to yield 1.26% to 3/04/2003, repurchase price $79,019, collateralized by GNMA obligations	79,000
79,000	Salomon, Smith Barney, Inc., purchased on 2/25/2003 to yield 1.25% to 3/04/2003, repurchase price $79,019, collateralized by GNMA obligations	79,000
42,548	State Street Bank & Trust, purchased on 2/28/2003 to yield 1.28% to 3/03/2003, repurchase price $42,552, collateralized by U.S. Treasury Notes	42,548
78,000	UBS AG, purchased on 2/27/2003 to yield 1.28% to 3/06/2003, repurchase price $78,019, collateralized by GNMA obligations	78,000

Total Repurchase Agreements (Cost — $1,137,548)		1,137,548

Total Investments (Cost — $1,575,251) — 99.3%		1,576,331
Other Assets Less Liabilities — 0.7%		10,580

Net Assets — 100.0%		$1,586,911

*	U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Government Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

As of February 28, 2003

ASSETS:
Investments, at value (identified cost — $1,575,251,123†)		$1,576,330,620
Cash		100,662
Receivables:
Securities sold	$702,484,412
Interest	2,336,508	704,820,920

Total assets		2,281,252,202

LIABILITIES:
Payables:
Securities purchased	693,625,628
Investment adviser	526,307	694,151,935

Accrued expenses and other liabilities		189,524

Total liabilities		694,341,459

NET ASSETS		$1,586,910,743

NET ASSETS CONSIST OF:
Investors’ capital		$1,585,831,246
Unrealized appreciation on investments — net		1,079,497

NET ASSETS		$1,586,910,743

†	Cost for Federal income tax purposes. As of February 28, 2003 net unrealized appreciation for Federal income tax purposes amounted to $1,079,497, of which $1,081,057 is related to appreciated securities and $1,560 is related to depreciated securities.

See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Master Government Securities Trust (the “Government Trust”) is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Government Trust, subject to certain limitations. On February 13, 2003, the Government Trust received all of the assets of a registered investment company that converted to a master/feeder structure. The Government Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Government Trust.

(a)    Valuation of investments — Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Government Trust’s Board of Trustees.

(b)    Repurchase agreements — The Government Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Government Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Government Trust may be delayed or limited.

(c)    Income taxes — The Government Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Government Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Government Trust. Accordingly, as a “pass through” entity, the Government Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Government Trust’s assets will be managed so an investor in the Government Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d)    Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2.    Investment Advisory Agreement and Transactions with Affiliates:

The Government Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. (“FAM”). The general partner of FAM is Princeton Services, Inc. (“PSI”), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is the limited partner.

FAM is responsible for the management of the Government Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Government Trust.

MASTER GOVERNMENT SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded) (Unaudited)

For such services, the Government Trust pays a monthly fee based upon the average daily value of the Government Trust’s net assets, at the following annual rates: .25% of the Government Trust’s average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

Certain officers and/or trustees of the Government Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

WCMA Tax-Exempt Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Tax-Exempt Fund (the “Fund”) as of February 18, 2003. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Tax-Exempt Fund as of February 18, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

March 3, 2003

WCMA TAX-EXEMPT FUND

STATEMENT OF ASSETS AND LIABILITIES

February 18, 2003

ASSETS:
Cash (Note 1)	$100,000
Prepaid offering costs (Note 3):
Prepaid registration fees	220,895
Other prepaid offering costs	110,500

Total Assets	$431,395

LIABILITIES:
Liabilities and accrued expenses	$331,395

NET ASSETS:	$100,000

NET ASSETS CONSIST OF:
Class 1 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 2 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 3 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 4 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Paid-in capital in excess of par	$90,000

NET ASSETS:	$100,000

NET ASSET VALUE:
Class 1 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 2 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 3 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 4 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00

Notes to Financial Statement.

(1)	WCMA Tax-Exempt Fund (the “Fund”) was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the “Manager”). The Fund will invest its assets in Master Tax-Exempt Trust (the “Trust”).
(2)	The Trust entered into a management agreement with the Manager. The Fund entered into an administration agreement with the Manager and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Distributor”). (See “Management of the Funds — Management and Advisory Arrangements” in the Statement of Additional Information.) Certain officers and/or trustees of the Fund and/or the Trust are officers and/or directors of the Manager and the Distributor.
(3)	Prepaid offering costs consist of registration fees and of mailing and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $35,150 and offering costs consisting of legal fees estimated at $70,000.
(4)	The Fund’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

Master Tax-Exempt Trust:

We have audited the accompanying statement of assets and liabilities of Master Tax-Exempt Trust as of February 3, 2003. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Tax-Exempt Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

February 6, 2003

(February 28, 2003 as to Note 5)

MASTER TAX-EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 3, 2003

ASSETS:
Cash	$100,000
Prepaid offering costs (Note 3)	0

Total Assets	$100,000
Less liabilities and accrued expenses	0

Net Assets applicable to investor’s interest in the Trust (Note 1)	$100,000

Notes to Financial Statement.

(1)	Master Tax-Exempt Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. As of February 3, 2003, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by the CMA Tax-Exempt Fund. (See Note 5.)
(2)	The Trust has entered into a management agreement with Fund Asset Management, L.P. (the “Manager”). (See “Management and Other Services” in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3)	Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4)	The Trust’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
(5)	On February 13, 2003, CMA Tax-Exempt Fund transferred all of its assets (of approximately $10.6 billion) into the Trust.

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
Alabama — 2.8%	$61,000	Alabama Special Care Facilities Financing Authority, Mobile Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.05% due 11/15/2039(d)	$61,000
	40,000	Birmingham, Alabama, Special Care Facilities, Financing Authority Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.10% due 11/15/2039(d)	40,000
	27,765	Daphne, Alabama, Special Care Facilities Financing Authority Revenue Bonds, FLOATS, Series 593, 1.28% due 8/15/2008(b)(d)	27,765
	12,950	Daphne, Alabama, Special Care Facilities Financing Authority Revenue Refunding Bonds (Presbyterian), VRDN, Series B, 1.15% due 8/15/2023(a)(d)	12,950
		Eagle Tax-Exempt Trust, Alabama, VRDN, Class A (d):
	7,835	1.16% due 2/01/2032	7,835
	3,000	1.16% due 2/01/2038	3,000
	68,300	1.13% due 2/01/2040	68,300
	8,000	Mobile, Alabama, Port City Medical Clinic Board Revenue Refunding Bonds (Infirmary), VRDN, Series A, 1% due 2/01/2025(d)	8,000
		Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds:
	6,300	1.15% due 11/01/2033	6,300
	25,000	(Mead Corporation Project), VRDN, AMT, 1.25% due 1/01/2031(d)	25,000
	18,000	(Mead Corporation Project), VRDN, AMT, Series B, 1.15% due 4/01/2033(d)	18,000
	12,390	West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company Project), VRDN, 1.15% due 6/01/2028(d)	12,390

Alaska — 0.4%	45,500	Valdez, Alaska, Marine Terminal Revenue, CP, 2% due 1/01/2004	45,685

Arizona — 0.9%	45,200	Apache County, Arizona, IDA, IDR (Tucson Electric Power Co.), VRDN, Series 83-A, 1.10% due 12/15/2018(d)	45,200
	10,200	Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Bonds, VRDN, AMT, Series A, 1.20% due 3/01/2015(d)(f)	10,200
	28,556	Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, FLOATS, AMT, Series 707, 1.23% due 12/01/2036(d)	28,556

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$13,620	Maricopa County, Arizona, IDA, S/F Mortgage Revenue Bonds, CP, Series R-2A, 1.391% due 12/01/2003	$13,620

Arkansas — 1.2%	7,000	Arkansas State Development Finance Authority, Environmental Facilities Revenue Bonds (Teris LLC Project), VRDN, AMT, 1.18% due 3/01/2021(d)	7,000
	42,335	Arkansas State Development Finance Authority, S/F Mortgage Revenue Bonds, FLOATS, AMT, Series 708, 1.23% due 9/01/2004(d)	42,335
	43,100	North Little Rock, Arkansas, Health Facilities Board, Health Care Revenue Bonds (Baptist Health), VRDN, Series B, 1.10% due 12/01/2021(d)(f)	43,100
	22,000	Pulaski County, Arkansas, Lease Purpose Revenue Bonds, VRDN, Series A, 1.18% due 3/01/2007(d)(g)	22,000
	7,530	Pulaski County, Arkansas, Public Facilities Board, M/F Housing Revenue Refunding Bonds (Waterford Apartments), VRDN, AMT, 1.23% due 7/01/2032(d)	7,530

California — 9.2%	6,250	California Health Facilities Financing Authority Revenue Bonds, FLOATS, Series 591, 1.11% due 3/01/2014(d)(f)	6,250
		California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas & Electric), VRDN(d):
	70,000	Series E, 1.20% due 11/01/2026	70,000
	6,625	Series C, 1.15% due 11/01/2026	6,625
	80,000	California School Cash Reserve Program Authority Revenue Bonds, CP, Series A, 3% due 7/03/2003	80,358
	30,000	California State Department of Water, Resources Power Supply Revenue Bonds, VRDN, Series C-9, 1.80% due 5/01/2022(d)	30,000
		California State, RAN:
	176,000	1.23% due 6/20/2003	176,000
	158,000	1.388% due 6/27/2003	158,000
	133,000	2.50% due 6/27/2003	133,338
	15,840	California State Department of Water Resources, Power Supply Revenue Bonds, FLOATS, Series 765, 1.08% due 5/01/2015(d)	15,840
	22,000	California Statewide Communities Development Authority Revenue Refunding Bonds (Kaiser Permanente), VRDN, Series B, 1.70% due 8/01/2031(d)	22,000

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$50,000	California Statewide Communities Development Authority, TRAN, Series A, 3% due 6/30/2003	$50,214
	29,000	Long Beach, California, Unified School District, COP, Refunding (Capital Improvement Refining Project), VRDN, 1.80% due 6/01/2024(a)(d)	29,000
		Los Angeles, California, Unified School District, GO, TRAN:
	25,000	Series B, 3% due 7/01/2003	25,109
	100,000	Series C, 3.25% due 7/01/2003	100,517
	45,000	San Diego County and School District Revenue Bonds, TRAN, Series B, 3% due 7/31/2003	45,235
	25,680	West Basin, California, Municipal Water District Revenue Bonds, COP (Phase II — Recycled Water Project) VRDN, Series B, 1.30% due 8/01/2027(d)	25,680

Colorado — 1.0%	7,900	Adams County, Colorado, School District Number 012, GO, ROCS, Series II-R-1045, 1.16% due 12/15/2022(d)	7,900
	10,300	Colorado Department of Transportation Revenue Refunding Bonds, PUTTERS, Series 318, 1.20% due 6/15/2015(d)	10,300
	6,060	Colorado School Mines Development Corporation Revenue Bonds, VRDN, 1.15% due 9/01/2026(d)	6,060
		Denver Colorado City and County Airport Revenue:
	6,000	1.22% due 11/15/2012	6,000
	10,000	1.20% due 11/15/2025	10,000
	10,025	Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT, Series F, 1.20% due 11/15/2025(d)	10,025
	6,500	Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project), VRDN, AMT, Series B, 1.15% due 4/01/2014(d)	6,500
	53,200	Platte River Power Authority, Colorado, Electric Revenue Refunding Bonds, VRDN, Sub-Lien, Series S-1, 1.05% due 6/01/2018(d)	53,200

Connecticut — 0.8%	62,635	Connecticut State Health and Educational Facilities Authority Revenue Bonds (Yale University), VRDN, Series U, 1% due 7/01/2033(d)	62,635
	24,750	Eagle Tax-Exempt Trust, Connecticut, VRDN, Series 96, Class 0701, 1.08% due 11/15/2004(d)	24,750

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
District of Columbia — 1.8%	$17,350	District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 1.15% due 6/01/2017(a)(d)	$17,350
		District of Columbia, GO, Refunding, VRDN(d):
	64,155	Series C, 1.10% due 6/01/2026	64,155
	20,000	Series D, 1.10% due 6/01/2029	20,000
	18,795	District of Columbia Hospital Revenue Bonds, FLOATS, Series 712, 1.21% due 7/15/2019(d)	18,795
	20,750	District of Columbia, Multi-Modal Revenue Bonds (Medlantic), Series B, 1.10% due 8/15/2038(e)	20,750
	50,000	District of Columbia, TAN, 2.50% due 9/30/2003	50,208

Florida — 1.8%	46,955	Bay County, Florida, HFA, S/F Mortgage Revenue Bonds, FLOATS, AMT, Series 695, 1.30% due 6/01/2004(d)	46,955
	13,885	Broward County, Florida, Professional Sports Facilities, Tax Revenue Bonds, MSTR, VRDN, Series SGA-38, 1.21% due 9/01/2021(d)(f)	13,885
	33,820	Capital Trust Agency, Florida, M/F Housing Revenue Bonds, VRDN, Series 1999-B, 1.48% due 12/01/2032(d)	33,820
	5,000	Florida Housing Finance Corporation, Housing Revenue Bonds (Tuscany Lakes), VRDN, AMT, Series 1, 1.23% due 11/15/2035(d)	5,000
	5,000	Florida State Board of Education, Capital Outlay, GO, FLOATS, Series 557, 1.16% due 1/01/2004(d)	5,000
	11,678	Florida State Department of Environmental Protection, FLOATS, Series 722, 1.16% due 7/01/2022(d)	11,678
	845	Gulf Breeze, Florida, Local Government Revenue Bonds, VRDN, Series E, 1.10% due 12/01/2020(c)(d)	845
	4,000	Hillsborough County, Florida, Aviation Authority Revenue Refunding Bonds, MERLOTS, AMT, Series A18, 1.22% due 10/01/2013(d)	4,000
	5,500	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Genesis Rehabilitation Hospital), VRDN, 1.10% due 5/01/2021(d)	5,500
	2,950	Lee County, Florida, Hospital Board of Directors, Hospital Revenue Bonds (Memorial Health System), VRDN, Series B, 1.15% due 4/01/2027(d)	2,950
	32,100	Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project), VRDN, 1.15% due 7/15/2022(d)	32,100
	16,665	Orange County, Florida, Health Facilities Authority Revenue Bonds, FLOATS, Series 532, 1.28% due 11/15/2015(a)(d)	16,665

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$10,000	Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota Memorial Hospital), VRDN, Series A, 1.20% due 7/01/2037(d)	$10,000

Georgia — 3.3%	120,000	Atlanta, Georgia, Airport Revenue Bonds, BAN, 2.25% due 10/30/2003	120,195
	6,194	Atlanta, Georgia, Urban Residential Finance Authority, S/F Mortgage Revenue Bonds, Series R-3A, 1.391% due 12/01/2004	6,195
		Burke County, Georgia, Development Authority, PCR, Refunding (Georgia Power Corporation Plant Vogtle), First Series:
	15,770	1.25% due 3/25/2004	15,770
	12,200	1.25% due 3/25/2005	12,200
	8,100	Bartow County, Georgia, Development Authority, PCR, Refunding (Georgia Power Company Plant-Bowen Project), VRDN, 1.10% due 3/01/2024(d)	8,100
	11,500	Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe Power Corporation), VRDN, Series B, 1.10% due 1/01/2020(a)(d)	11,500
	20,470	De Kalb County, Georgia, School District, GO, TAN, Series 2002-2007, 2% due 12/31/2007	20,636
	10,585	Eagle Tax-Exempt Trust, Georgia, GO, VRDN, Series 01, Class 1001, 1.16% due 11/01/2017(d)	10,585
	5,000	Eagle Tax-Exempt Trust, Series 2002-6001, Class A, 1.16% due 12/15/2028	5,000
	4,255	Eagle Tax-Exempt Trust, Series 2002-6009, Class A, 1.16% due 1/01/2043	4,255
	15,000	Fulton County, Georgia, Housing Authority Revenue Bonds, VRDN, 1.25% due 12/01/2034(d)	15,000
	85,000	Gwinnett County, Georgia, School District, GO, Construction Sales Tax Notes, 2% due 12/29/2003	85,632
	9,000	Monroe County, Georgia, Development Authority, PCR, Refunding (Georgia Power Company Plant), VRDN, 1st Series, 1.10% due 4/01/2032(d)	9,000
	6,815	Georgia Municipal Electric Authority Power Revenue Bonds, VRDN, Series D, 1.16% due 1/01/2017(d)	6,815
	15,995	Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2002-186, Class A, 1.21% due 2/25/2021(d)	15,995

Hawaii — 1.0%	7,930	Eagle Tax-Exempt Trust, Hawaii, VRDN, Series 2001, Class 1101, 1.16% due 7/01/2011(d)	7,930

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Honolulu Hawaii City & County:
	$16,700	1.30% due 12/01/2012	$16,700
	16,600	1.30% due 12/01/2017	16,600
	4,100	1.30% due 12/01/2019	4,100
	19,000	1.20% due 9/15/2032	19,000
		Hawaii State, GO(d):
	7,220	FLOATS, Series 605, 1.16% due 8/01/2015(c)	7,220
	28,740	VRDN, Series II-R-126, 1.16% due 1/01/2013(b)	28,740

Idaho — 0.4%	45,500	Idaho State, GO, TAN, 3% due 6/30/2003	45,705

Illinois — 9.2%	14,285	ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-31, 1.14% due 1/01/2009(c)(d)	14,285
		Chicago Illinois:
	12,500	1.40% due 3/03/2003	12,500
	25,300	1.50% due 3/05/2003	25,300
	13,710	Chicago, Illinois, GO, VRDN, Series B, 1.10% due 1/01/2012(d)	13,710
	38,500	Chicago, Illinois, Metropolitan Water Reclamation District, Greater Chicago Area, GO, Refunding, VRDN, Series A, 1% due 12/01/2031(d)	38,500
	53,000	Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT, Series A, 1.15% due 1/01/2029(d)(f)	53,000
	36,000	Chicago, Illinois, Neighborhoods Alive 21, GO, VRDN, Series B, 1.05% due 1/01/2037(d)	36,000
		Chicago, Illinois, O’Hare International Airport Revenue Bonds (American Airlines), DATES(d):
	31,250	Series A, 1.55% due 12/01/2017	31,250
	35,200	Series B, 1.55% due 12/01/2017	35,200
	5,290	Chicago, Illinois, O’Hare International Airport Revenue Bonds (General Airport Second Lien), VRDN, Series B, 1.04% due 1/01/2015(d)	5,290
	14,300	Chicago, Illinois, O’Hare International Airport, Special Facilities Revenue Bonds (Compagnie Nationale-Air France), VRDN, AMT, 1.15% due 5/01/2018(d)	14,300
	26,100	Chicago, Illinois, Revenue Bonds (Homestart Program), VRDN, Series A, 1.16% due 6/01/2005(d)	26,100
	11,000	Eagle Tax-Exempt Trust, Chicago Board of Education, VRDN, Series 01, Class 1309, 1.16% due 12/01/2026(d)	11,000

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Eagle Tax-Exempt Trust, Chicago, Illinois, GO, VRDN(d):
	$14,380	Series 95, Class 1301, 1.16% due 1/01/2024	$14,380
	9,900	Series 98, Class 1301, 1.16% due 1/01/2017	9,900
	30,000	Eagle Tax-Exempt Trust, Cook County, Illinois, VRDN, Series 02, Class 1303, 1.16% due 11/15/2025(d)	30,000
	14,355	Eagle Tax-Exempt Trust, Illinois Metropolitan Expo Center, VRDN, Series 98, Class 1306, 1.16% due 6/15/2029(d)	14,355
	11,000	Eagle Tax-Exempt Trust, Illinois, GO, Series 01, Class 1307, 1.16% due 11/01/2022(d)	11,000
	11,100	Eagle Tax-Exempt Trust, Illinois State, GO, Series 02, Class 1302, 1.16% due 2/01/2027(d)	11,100
		Illinois Health Facilities:
	10,000	1.05% due 5/15/2003	10,000
	13,000	1.10% due 3/27/2003	13,000
	16,785	Illinois State, GO, Refunding, FLOATS, Series 743D, 1.16% due 8/01/2015(d)	16,785
		Illinois Development Finance Authority Revenue Refunding Bonds (Provena Health), VRDN(d):
	41,500	Series B, 1.30% due 5/01/2028	41,500
	20,000	Series C, 1.35% due 5/01/2028	20,000
	5,000	Illinois Development Finance Authority, Water Facilities Revenue Refunding Bonds (Illinois American Water Company), VRDN, AMT, 1.15% due 3/01/2032(d)	5,000
		Illinois Educational Facilities Authority Revenue Bonds, VRDN(d):
	66,000	(Art Institute of Chicago), 1.10% due 3/01/2034	66,000
	8,450	(Art Institute of Chicago), 1.10% due 3/01/2027	8,450
	4,800	(Chicago Historical Society), 1.05% due 12/01/2025	4,800
		Illinois Educational Facilities Authority Revenue Refunding Bonds, VRDN(d):
	30,300	(Art Institute of Chicago), 1.10% due 3/01/2027	30,300
	17,800	(Northwestern University), 1.10% due 12/01/2025	17,800
		Illinois HDA, M/F Housing Revenue Bonds (Danbury Court Apartments), VRDN, AMT(d):
	6,300	Series A, 1.16% due 5/01/2037	6,300
	450	Series B, 1.26% due 5/01/2037	450

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Illinois Health Facilities Authority Revenue Bonds, Revolving Fund, Pooled, VRDN(d):
	$50,000	Series B, 1.10% due 8/01/2020	$50,000
	7,000	Series F, 1.10% due 8/01/2015	7,000
		Illinois Health Facilities Authority Revenue Refunding Bonds, VRDN(d):
	18,660	(Little Company of Mary Hospital), Series A, 1.21% due 8/15/2021(f)	18,660
	16,700	(Resurrection Health), Series B, 1.10% due 5/15/2029(e)	16,700
	1,800	(University of Chicago Hospitals), 1.10% due 8/01/2026(f)	1,800
	2,940	Illinois State Dedicated Tax (Macon Trust), VRDN, Series N, 1.18% due 12/15/2020(d)	2,940
	18,815	Illinois State, FLOATS, Series SG-60, 1.14% due 8/01/2019(d)	18,815
	9,000	Illinois State, GO, MERLOTS, Series B04, 1.17% due 12/01/2024(d)	9,000
	5,980	Illinois State, GO, Refunding, MERLOTS, Series A49, 1.17% due 8/01/2013(d)(f)	5,980
	4,500	Illinois Student Assistance Commission, Student Loan Revenue Bonds, VRDN, AMT, Series A, 1.15% due 3/01/2006(d)	4,500
	10,000	Madison County, Illinois, Environmental Improvement Revenue Bonds (Shell Wood River Project), VRDN, AMT, Series A, 1.15% due 3/01/2033(d)	10,000
	29,085	Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2001-145, Class A, 1.21% due 11/15/2029(c)(d)	29,085
	33,895	Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2002-191, Class A, 1.34% due 3/18/2019(c)	33,895
	29,950	Municipal Securities Trust Certificates Revenue Bonds, VRDN, AMT, Series 2001-151, Class A, 1.17% due 6/30/2015(a)(d)	29,950
	31,615	Municipal Securities Trust Certificates Revenue Refunding Bonds, VRDN, Series 2001-157, Class A, 1.21% due 10/05/2017(c)(d)	31,615
	25,445	Municipal Securities Trust Certificates Revenue Refunding, VRDN, AMT, Series 2000-93, Class A, 1.17% due 10/04/2012(a)(d)	25,445
	5,190	Regional Transportation Authority, Illinois, Revenue Bonds, MERLOTS, Series B 15, 1.17% due 6/01/2027(d)	5,190

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Regional Transportation Authority, Illinois (d):
	$19,970	GO, MERLOTS, Series A-24, 1.17% due 7/01/2032(f)	$19,970
	5,000	GO, MERLOTS, Series A-41, 1.17% due 6/01/2017(c)	5,000
	21,350	FLOATS, Series SG-82, 1.14% due 6/01/2025	21,350
	11,100	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue Bonds (Shell Oil Company-Wood River Project), VRDN, AMT, 1.15% due 8/01/2021(d)	11,100
	7,000	Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical Company Project), VRDN, AMT, 1.15% due 3/01/2028(d)	7,000

Indiana — 5.2%	10,000	ABN Amro Munitops Certificates Trust, VRDN, Series 1998-5, 1.14% due 4/05/2006(d)(e)	10,000
	13,000	Goshen, Indiana, EDR, Refunding (Goshen College Project), VRDN, 1.10% due 10/01/2037(d)	13,000
	107,600	Indiana Bond Bank Revenue Bonds, Advance Funding Program Notes, Series A, 2% due 1/27/2004	108,474
		Indiana Bond Bank:
	1,600	1.60% due 1/06/2004	1,601
	17,400	2% due 1/06/2004	17,510
	5,875	Indiana Bond Bank Revenue Bonds, FLOATS, Series 670, 1.16% due 10/01/2022(d)(f)	5,875
	1,650	Indiana Health Facilities Financing Authority Revenue Bonds (Capital Access Designated Pool), VRDN, 1.05% due 1/01/2012(d)	1,650
	67,190	Indiana Health Facilities Financing Authority Revenue Refunding Bonds (Ascension Health Credit), VRDN, Series B, 1.10% due 11/15/2039(d)	67,190
		Indiana Health Facilities Financing Authority, Hospital Revenue Bonds, VRDN(d):
	83,500	(Clarian Health Obligation Group), Series C, 1.05% due 3/01/2030	83,500
	15,000	(Community Hospitals Project), Series A, 1.10% due 7/01/2027	15,000
		Indiana Health Facilities Financing Authority, Hospital Revenue Refunding Bonds (Clarian Health Partners), VRDN(d):
	51,800	Series B, 1.10% due 2/15/2026	51,800
	50,800	Series C, 1.10% due 2/15/2026	50,800
	41,330	Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue Bonds, VRDN, AMT, Series B, 1.15% due 12/01/2014(a)(d)	41,330

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$18,900	Indiana State HFA, S/F Mortgage Revenue Bonds, VRDN, AMT, Series E-2, 1.40% due 1/01/2034(d)	$18,900
	8,335	Indianapolis, Indiana, Local Public Improvement Bond Bank Revenue Bonds, PUTTERS, Series 331, 1.25% due 2/01/2023(d)	8,335
	34,995	Municipal Securities Trust Certificates, GO, VRDN, Series 2002-192, Class A, 1.21% due 6/18/2014(d)(f)	34,995
	10,000	Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products Project), VRDN, AMT, Series C, 1.15% due 7/01/2034(d)	10,000
	7,600	Whiting, Indiana, Industrial Sewer and Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 1.15% due 1/01/2026(d)	7,600

Iowa — 0.4%	30,000	Iowa State School Cash Anticipation Program, TRAN, 2.75% due 6/20/2003(e)	30,100
	14,500	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, VRDN, AMT, Series B, 1.10% due 12/01/2013(a)(d)	14,500

Kansas — 0.4%	9,100	Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds (Texaco Refining and Marketing), VRDN, AMT, Series A, 1.15% due 8/01/2024(d)	9,100
	16,800	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Stormont-Vail), VRDN, Series M, 1.15% due 11/15/2023(d)(f)	16,800

Kentucky — 4.4%	5,100	Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project), FLOATS, Series A, 1.30% due 10/01/2006(d)	5,100
	26,495	Breckinridge County, Kentucky, Lease Program Revenue Bonds (Kentucky Association of Counties Leasing Trust), VRDN, Series A, 1.10% due 2/01/2032	26,495
	20,930	Carrol County, Kentucky, Solid Waste Revenue Bonds, CP, 1.20% due 3/19/2003	20,930
		Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds (Scott Paper Company Project), VRDN, AMT(d):
	44,100	Series A, 1.15% due 12/01/2023	44,100
	16,300	Series A, 1.15% due 5/01/2024	16,300
	26,200	Series B, 1.15% due 12/01/2023	26,200
	21,700	Series B, 1.15% due 5/01/2024	21,700

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$16,000	Jefferson County, Kentucky, CP, 1.15% due 3/06/2003	$16,000
		Kentucky Asset/Liability Commission General Fund Revenue Notes:
	85,000	2.75% due 6/26/2003	85,295
	45,000	RANS, 1.23% due 6/26/2003	45,000
	75,000	Kentucky Association of Counties, Advance Revenue Cash Flow Borrowing, COP, TRAN, 3% due 6/30/2003	75,325
	5,900	Kentucky State Property and Buildings Commission Revenue Refunding Bonds, FLOATS, Series 575, 1.16% due 2/01/2017(d)(e)	5,900
	36,475	Kentucky State Turnpike Authority, Resource Recovery Road Revenue Bonds, FLOATS, Series 488, 1.16% due 7/01/2007(d)(e)	36,475
	20,330	Logan/Todd, Kentucky, Regional Water Commission Revenue Refunding Bonds, BAN, 3% due 8/01/2003	20,441
	14,700	Trimble County, Kentucky, CP, 1.10% due 3/06/2003	14,700

Louisiana — 3.1%	5,100	Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project), VRDN, 1.10% due 9/01/2023(d)	5,100
	17,700	Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project), VRDN, AMT, 1.20% due 3/01/2025(d)	17,700
	31,500	Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds (Citgo Petroleum Corp.), VRDN, AMT, 1.15% due 3/01/2025(d)	31,500
		East Baton Rouge, Louisiana, Mortgage Finance Authority Revenue Bonds (Convertible Program Notes), VRDN(d):
	22,500	Series A-R-2, 1.109% due 3/10/2005	22,500
	11,680	Series A-R-3, 1.109% due 3/10/2005	11,680
	25,000	Jefferson Parish, Louisiana, Hospital Service District Number 001, Hospital Revenue Bonds (West Jefferson Medical Center), VRDN, Series B, 1.10% due 1/01/2028(d)(e)	25,000
	6,000	Louisiana Local Government, Environmental Facilities, Community Development Authority Revenue Bonds (Honeywell International Inc. Project), VRDN, AMT, 1.28% due 12/01/2037(d)	6,000
	35,115	Louisiana Local Government, Environmental Facilities, Community Development Authority Revenue Bonds (LCDA Loan Financing Program), VRDN, Series A, 1.65% due 6/01/2031(d)	35,115

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$15,620	Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital Facilities Loan Program), VRDN, Series C, 1.18% due 7/01/2024(d)	$15,620
	21,645	Louisiana Public Facilities Authority Revenue Bonds (Equipment and Capital Facilities Loan Program), VRDN, Series B, 1.16% due 7/01/2023(d)	21,645
	2,845	Louisiana State GO, FLOATS, Series 667, 1.18% due 4/01/2019(c)(d)	2,845
	5,100	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds (First Stage A-Loop Inc.), VRDN, 1.10% due 9/01/2008(d)	5,100
	10,000	New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds, Series R2, 1.486% due 3/13/2003	10,000
	25,000	New Orleans, Louisiana, Finance Authority, S/F Mortgage Revenue Refunding Bonds, Series C, 1.376% due 6/01/2042	25,000
	24,200	Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP Exploration & Oil), VRDN, AMT, 1.15% due 10/01/2024(d)	24,200
	4,400	Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company Project), VRDN, 1.05% due 6/01/2005(d)	4,400
		Saint Charles Parish, Louisiana, PCR, VRDN, AMT(d):
	15,100	(Shell Oil Company-Norco Project), 1.15% due 9/01/2023	15,100
	24,400	(Shell Oil Company-Norco Project), 1.15% due 11/01/2021	24,400
	21,000	(Shell Oil Company Project), Series A, 1.15% due 10/01/2022	21,000
	4,400	South Louisiana Port Commission, Port Revenue Refunding Bonds (Occidental Petroleum), VRDN, 1.10% due 7/01/2018(d)	4,400

Maine — 0.2%	16,500	Windham, Maine, GO, BAN, 2.25% due 6/30/2003	16,565

Maryland — 1.3%	5,245	Anne Arundel County, Maryland, Pollution Revenue Bonds (Baltimore Gas & Electric Company), VRDN, 2.20% due 7/01/2014(d)	5,245
	35,700	Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental Petroleum), FLOATS, 1.05% due 10/14/2011(d)	35,700
	39,760	Maryland State Community Development, CP, 1.20% due 12/18/2003	39,760

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$36,300	Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds (Cimenteries Project), VRDN, AMT, 1.15% due 5/01/2035(d)	$36,300
	16,500	Montgomery County, Maryland, CP, 1.05% due 3/10/2003	16,500

Massachusetts — 1.6%	10,000	Eagle Tax-Exempt Trust, Massachusetts Commuter Facilities, VRDN, Series 2001, Class 2101, 1.08% due 6/15/2033(d)	10,000
	53,925	Franklin, Massachusetts, GO, BAN, 3% due 5/01/2003	54,015
	6,150	Hudson, Massachusetts, GO, BAN, 3% due 5/14/2003	6,162
	29,973	Massachusetts State, GO, Refunding, FLOATS, Series 716D, 1.08% due 8/01/2018(d)	29,973
	12,166	Mattapoisett, Massachusetts, GO, BAN, 3% due 5/01/2003	12,184
	22,000	Natick, Massachusetts, GO, BAN, 3% due 5/01/2003	22,036
	17,940	Peabody, Massachusetts, GO, Refunding, BAN, 3% due 4/14/2003	17,962
	17,000	Springfield, Massachusetts, GO, BAN, 3% due 4/14/2003	17,041

Michigan — 2.0%	8,000	ABN Amro Munitops Certificates Trust, Michigan, GO, Series 2002-29, 1.60% due 11/01/2010	8,000
		Detroit, Michigan, City School District VRDN(d):
	4,615	GO, Series A, 1.16% due 5/01/2029(d)(e)	4,615
	14,730	MERLOTS, Series A-113, 1.17% due 5/01/2029	14,730
	8,460	Holly, Michigan, Area School District, FLOATS, Series SG-50, 1.14% due 5/01/2020(d)	8,460
		Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds (Spectrum Health), VRDN(d)(f):
	24,200	Series B, 1.05% due 1/15/2026	24,200
	16,800	Series C, 1.05% due 1/15/2026	16,800
	22,000	Michigan State Hospital Finance Authority Revenue Refunding Bonds, MERLOTS, VRDN, Series K, 1.17% due 11/15/2023(d)(f)	22,000
	20,000	Michigan State Hospital Finance Authority Revenue Refunding Bonds (Trinity Health), VRDN, Series E, 1.10% due 12/01/2030(d)	20,000
	16,505	Municipal Securities Trust Certificates Revenue Refunding Bonds (Michigan State Hospital), VRDN, Series 1997-24, Class A, 1.21% due 12/01/2005(d)(e)	16,505

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$76,920	Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan Wayne County), VRDN, AMT, Series A, 1.10% due 12/01/2032(c)(d)	$76,920

Minnesota — 1.4%	15,000	City of Rochester, Minnesota, CP, 1.05% due 4/01/2003	15,000
	46,825	Eagle Tax-Exempt Trust, Minnesota, GO, VRDN, Series 93-A, 1.16% due 8/01/2003(d)	46,825
		Minnesota State Revenue Bonds, CP:
	9,000	1.05% due 4/01/2003	9,000
	81,000	1.10% due 4/03/2003	81,000

Mississippi — 1.0%	7,000	Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT, 1.15% due 12/15/2024(d)	7,000
	6,000	Mississippi Business Finance Corporation, Mississippi Solid Waste Disposal Revenue Bonds (Mississippi Power Company Project), VRDN, AMT, 1.10% due 7/01/2025(d)	6,000
	3,520	Mississippi Business Finance Corporation, Mississippi, Solid Waste Disposal Revenue Refunding Bonds (Mississippi Power Company Project), VRDN, AMT, 1.10% due 5/01/2028(d)	3,520
	12,500	Mississippi Home Corporation, Lease Purpose Revenue Bonds, VRDN, 1.18% due 10/01/2007(d)	12,500
	28,984	Mississippi Home Corporation, S/F Revenue Bonds, FLOATS, AMT, Series 714, 1.23% due 10/03/2005	28,984
		Mississippi Hospital Equipment and Facilities Authority Revenue Bonds, VRDN(d):
	19,300	(Baptist Memorial Hospital Project), 1.11% due 5/01/2021	19,300
	25,900	(Mississippi Baptist Medical Center), 1.12% due 7/01/2012	25,900

Missouri — 1.4%	10,665	Missouri-Illinois Bi-State Development Agency, Metropolitan District Revenue Bonds, PUTTERS, Series 311, 1.20% due 10/01/2013(d)	10,665
	40,000	Lees Summit, Missouri, M/F Housing Revenue Bonds (Affordable Housing Acquisition), VRDN, Series A, 1.45% due 7/01/2046(d)	40,000

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Missouri Higher Education Loan Authority, Student Loan Revenue Bonds, VRDN, AMT(d):
	$7,800	Series A, 1.15% due 6/01/2017	$7,800
	37,800	Series B, 1.15% due 6/01/2020	37,800
	49,835	Tobacco Settlement Financing Authority, Missouri, General Fund Revenue Bonds, Temporary Notes, Series A, 1.60% due 6/15/2003	49,847

Nebraska — 1.5%	4,995	Nebhelp Inc., Nebraska, Revenue Bonds, ROCS, AMT, Series II-R-205, 1.15% due 6/01/2013(d)	4,995
	24,000	Nebraska Investment Finance Authority, S/F Housing Revenue Refunding Bonds, VRDN, AMT, Series E, 1.15% due 9/01/2033(d)	24,000
		Nebraska Public Power District, RAN:
	47,500	1.05% due 3/11/2003	47,500
	4,995	1.15% due 1/01/2003	4,995
		Omaha, Nebraska Public Power District, CP:
	30,000	1.07% due 5/01/2003	30,000
	24,750	1.10% due 4/14/2003	24,750
	18,600	1.15% due 5/27/2003	18,600

Nevada — 1.9%	29,185	ABN Amro Munitops Certificates Trust, VRDN, Series 1999-15, 1.13% due 1/02/2008(d)	29,185
	151,600	Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN, Series A, 1.15% due 7/01/2012(d)(f)	151,600
	9,065	Las Vegas Valley, Nevada, Water District, GO, Refunding, MERLOTS, VRDN, Series B 10, 1.17% due 6/01/2024(d)	9,065
	6,795	Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite), VRDN, AMT, Series B, 1.30% due 5/01/2028(d)	6,795

New Hampshire — 0.2%	5,475	New Hampshire Higher Educational and Health Facilities Authority Revenue Refunding Bonds, FLOATS, Series 772, 1.16% due 1/01/2017(d)	5,475
	7,415	New Hampshire State Business Finance Authority, Resource Recovery Revenue Refunding Bonds (Wheelabrator), VRDN, Series A, 1.10% due 1/01/2018(d)	7,415
	5,400	New Hampshire State HFA, M/F Housing Revenue Bonds (P.R.A. Properties-Pheasant Run Project), VRDN, AMT, 1.10% due 5/01/2025(d)	5,400

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
New Jersey — 0.3%	$17,200	Atlantic City, New Jersey, GO, BAN, 2.75% due 4/07/2003	$17,211
	14,000	Bayonne, New Jersey, Municipal Utilities Authority Revenue Refunding Bonds (Water Project Notes), CP, 5.35% due 6/26/2003	14,142

New Mexico — 0.3%	30,000	Bernalillo County, New Mexico, GO, TRAN, Series A, 2% due 12/15/2003	30,195

New York — 7.9%	16,279	Afton, New York, Central School District, GO, Refunding, BAN, 2.75% due 5/22/2003	16,309
	19,720	Babylon, New York, IDA Residential Recovery Revenue Refunding Bonds (Ogden Martin Project), VRDN, 1.15% due 1/01/2019(d)	19,720
	24,700	Eagle Tax-Exempt Trust, New York State (Memorial Sloan), VRDN, Series 98, Class 3202, 1.11% due 7/01/2023(d)	24,700
	10,900	Fonda-Fultonville, New York, Central School District, GO, BAN, 3% due 4/11/2003	10,908
	19,000	Freeport, New York, GO, Refunding, BAN, Series A, 1.75% due 1/22/2004	19,076
	12,000	Hempstead, New York, Union Free School District, GO, TAN, 2.75% due 6/26/2003	12,037
	15,000	Johnson City, New York, Central School District, GO, BAN, 2.75% due 6/25/2003	15,047
	14,885	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, FLOATS, Series 741, 1.11% due 1/01/2017(d)	14,885
	17,600	Monroe County, New York, Public Improvement, GO, BAN, 2% due 12/19/2003	17,712
	13,700	New York State Local Government Assistance Corporation Revenue Bonds, VRDN, Series B, 1.05% due 4/01/2025(d)	13,700
	24,000	New York City, New York, City Housing Development Corporation, M/F Mortgage Revenue Bonds (West 55th Street Development), VRDN, AMT, Series A, 1.28% due 12/01/2034(d)	24,000
	21,500	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 1.11% due 6/15/2024(d)(e)	21,500
	63,000	New York City, New York, City Transitional Finance Authority, BAN, Refunding, Series 2, 2% due 2/19/2004	63,564

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$95,000	New York City, New York, GO, FLOATS, Series L28J, 1.10% due 4/11/2003(d)	$95,000
	20,000	New York City, New York, Municipal Water Bonds, CP, 1.10% due 3/06/2003	20,000
		New York State Housing Agency Revenue Bonds, VRDN(d):
	17,500	1.20% due 3/15/2026	17,500
	3,000	1.40% due 11/01/2034	3,000
		New York State and Local Government Assistance Corporation, VRDN(d):
	16,885	Series 8V, 1.15% due 4/01/2019	16,885
	41,665	1.10% due 4/01/2020	41,665
	57,500	1.15% due 4/01/2022	57,500
	5,995	New York State Power Authority Revenue Bonds, ROCS, Series II-R-210, 1.15% due 11/15/2015(d)	5,995
	12,700	New York State HFA Revenue Bonds (East 84th Street), VRDN, AMT, Series A, 1.35% due 11/01/2028(d)	12,700
	6,796	Northport-East Northport, New York, Union Free School District, GO, BAN, 2.75% due 4/30/2003	6,804
	20,934	Sandy Creek, New York, Central School District, GO, Refunding, BAN, 2.50% due 6/27/2003	20,987
	5,000	South Huntington, New York, Union Free School District, GO, TAN, 2.50% due 6/26/2003	5,014
	15,000	Starpoint, New York, Central School District, GO, BAN, 2.75% due 6/27/2003	15,049
	175,000	Suffolk County, New York, GO, TAN, Series I, 1.75% due 8/14/2003	175,554
		Triborough Bridge & Tunnel Authority New York:
	31,910	1.11% due 11/15/2019	31,910
	25,000	1.05% due 1/01/2032	25,000
	8,000	West Islip, New York, Union Free School District, GO, TAN, 2.50% due 6/27/2003	8,024

North Carolina — 0.4%	19,995	Municipal Securities Trust Certificates, GO, Refunding, VRDN, Series 2002-201, Class A, 1.19% due 4/12/2017(d)	19,995
	10,000	Municipal Securities Trust Certificates, GO, VRDN, Series 2001-125, Class A, 1.10% due 7/23/2015(d)	10,000
	8,165	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, MERLOTS, VRDN, Series A22, 1.17% due 1/01/2024(d)	8,165

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$700	North Carolina Medical Care Commission, Hospital Revenue Bonds (Pooled Financing Project), ACES, VRDN, Series A, 1.10% due 10/01/2020(d)	$700
	4,500	Wake County, North Carolina, Industrial Facilities and Pollution Control Financing Authority Revenue Bonds (Solid Waste Disposal-Highway 55), VRDN, AMT, 1.23% due 9/01/2013(d)	4,500

North Dakota — 0.1%	6,355	Oliver City, North Dakota, PCR, Refunding, MERLOTS, VRDN, Series 7 1.17% due 1/01/2027(d)	6,355

Ohio — 1.7%		Clinton County, Ohio, Hospital Revenue Bonds (Ohio Hospital Capital Asset Inc. Pooled Loan), VRDN(d):
	2,135	1.65% due 6/01/2028	2,135
	10,830	1.16% due 7/01/2029	10,830
	38,000	Dayton, Ohio, City School District, GO, BAN, 2% due 7/10/2003	38,114
	22,275	Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503, 1.16% due 2/15/2026(d)	22,275
	10,500	Eagle Tax-Exempt Trust, Ohio, Water Authority Revenue Bonds (Ohio Edison), VRDN, Series 95, Class 3502, 1.16% due 7/01/2015(d)	10,500
	23,875	Franklin County, Ohio, Hospital Revenue Bonds (Holy Cross Health System), VRDN, 1.10% due 6/01/2016(d)	23,875
	16,020	Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds (U.S. Health Corporation), VRDN, Series A, 1.05% due 12/01/2021(d)	16,020
	23,000	Kettering, Ohio, City School District, GO, BAN, 2% due 6/25/2003	23,062
	1,765	Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN, 1% due 12/01/2015(d)	1,765
	9,600	Ohio HFA Revenue Bonds, ROCS, AMT, Series II-R-187, 1.20% due 9/01/2007(d)	9,600
	5,000	Ohio State, GO, FLOATS, Series 603, 1.16% due 9/15/2020(d)	5,000
	12,500	Toledo, Ohio, City School District, GO, BAN, 2% due 7/23/2003	12,545

Oklahoma — 1.2%	7,500	Grand Gateway, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds, VRDN, Series A, 1.376% due 2/01/2006(d)	7,500

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$12,839	Oklahoma County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds, VRDN, Series D, 1.376% due 6/02/2003(d)	$12,839
	35,000	Oklahoma County, Oklahoma, Finance Authority Revenue Bonds (Oklahoma County Housing Preservation), VRDN, 1.25% due 1/01/2033(d)	35,000
	55,360	Oklahoma State Industries Authority Revenue Refunding Bonds (Integris Baptist), VRDN, Series B, 1.10% due 8/15/2029(d)(f)	55,360
	15,000	Tulsa County, Oklahoma, Home Finance Authority, S/F Mortgage Revenue Bonds, CP, Series G, 1.361% due 12/01/2003	15,000

Oregon — 1.4%	11,730	ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-4, 1.14% due 6/01/2009(d)(f)	11,730
	4,250	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds (Waste Management Inc. Project), VRDN, 1.10% due 7/01/2027(d)	4,250
	7,170	Oregon State Health, Housing, Educational and Cultural Facilities Authority Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A, 1.10% due 11/01/2028(d)	7,170
	125,190	Oregon State, TAN, Series A, 3.25% due 5/01/2003	125,450

Pennsylvania — 2.2%	7,800	Arkansas State Development Finance Authority, M/F Housing Revenue Bonds (Chapelridge Benton Project), VRDN, AMT, Series C, 1.23% due 6/01/2032(d)	7,800
	2,500	Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co. Project), VRDN, 1.15% due 12/01/2014(d)	2,500
	25,240	Dauphin County, Pennsylvania, General Authority Revenue Refunding Bonds (School District Pooled Financing Program II), VRDN, 1.17% due 9/01/2032(a)(d)	25,240
	6,000	Delaware Valley, Pennsylvania, Regional Finance Authority, Local Government Revenue Bonds, VRDN, Mode 1, 1.05% due 8/01/2016(d)	6,000
	18,735	Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN, Series 94, Class 3803, 1.16% due 5/01/2008(d)	18,735

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN:
	$13,200	(Pennsylvania Loan Program), Series A, 1.12% due 3/01/2030(d)(e)	$13,200
	7,500	Series D, 1.18% due 3/01/2024(d)	7,500
	5,200	Series G, 1.18% due 3/01/2024(d)	5,200
	23,195	Harrisburg, Pennsylvania, Authority Revenue Bonds, VRDN, 1.13% due 3/01/2034(d)	23,195
	5,600	Huntingdon County, Pennsylvania, General Authority, College Revenue Bonds (Juniata College Project), VRDN, Series A, 2.05% due 5/01/2026(d)	5,600
	12,000	Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 1.16% due 9/15/2020(d)	12,000
	5,000	Mount Lebanon, Pennsylvania, School District, GO, MERLOTS, VRDN, Series B19, 1.17% due 2/15/2027	5,000
	18,700	Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds, VRDN, Series A, 1.10% due 12/01/2025	18,700
	50,000	Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue Bonds, VRDN, AMT, Series A, 1.10% due 6/01/2029(a)(d)	50,000
	2,900	Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Association of Independent Colleges and Universities), VRDN, Series H-9, 2.20% due 5/01/2031(d)	2,900
		Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds:
	20,000	Series A-1, 1.05% due 12/01/2030	20,000
	8,800	Series A-3, 1.05% due 12/01/2032	8,800

Rhode Island — 0.4%		Rhode Island State and Providence Plantations, GO, FLOATS(d):
	26,160	Series 568, 1.16% due 9/01/2017(f)	26,160
	16,170	Series 720, 1.16% due 11/01/2022	16,170

South Carolina — 2.3%	12,195	ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-37, 1.14% due 2/01/2010(d)(c)	12,195
		Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds (Amoco Chemical Company Project), VRDN, AMT(d):
	15,300	1.15% due 4/01/2027	15,300
	5,700	1.15% due 4/01/2028	5,700
	118,000	Charleston County, South Carolina, School District, GO, BAN, 2% due 2/25/2004	119,022

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Florence County, South Carolina, Solid Waste Disposal and Wastewater Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT(d):
	$35,000	1.15% due 4/01/2026	$35,000
	19,200	1.15% due 4/01/2027	19,200
		South Carolina Jobs EDA, Economic Development Revenue Bonds (Wellman Inc. Project), VRDN, AMT(d):
	5,400	1.20% due 12/01/2010	5,400
	12,295	1.20% due 12/01/2012	12,295
	12,500	South Carolina Transportation Infrastructure Revenue Bonds, FLOATS, Series 728, 1.16% due 10/01/2022(d)	12,500
	10,700	York County, South Carolina, PCR, Refunding (Duke Power Company Project), UPDATES, 1.45% due 3/05/2003(d)	10,700

South Dakota — 0.1%	13,300	Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds (Homestake Mining), VRDN, AMT, Series A, 1.15% due 7/01/2032(d)	13,300

Tennessee — 5.2%		Blount County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN(a)(d):
	2,500	Series A-1-D, 1.10% due 6/01/2025	2,500
	8,000	Series A-2-E, 1.10% due 6/01/2035	8,000
	22,600	Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing (Tennessee Municipal Bond Fund), VRDN, 1.10% due 1/01/2033	22,600
		Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled Financing (Tennessee Municipal Bond Fund), VRDN(d):
	46,405	1.05% due 11/01/2027	46,405
	81,200	1.05% due 6/01/2029	81,200
	70	1.10% due 7/01/2031	70
		Knoxville, Tennessee, Utilities Board Revenue Bonds, VRDN(d)(e):
	12,080	(Sub-Electric System), 1.05% due 1/15/2005	12,080
	15,915	(Sub-Gas System), 1.05% due 1/15/2005	15,915
	18,625	(Sub-Wastewater System), 1.05% due 1/15/2005	18,625
	8,100	Loudon, Tennessee, IDB, PCR, Refunding (A.E. Staley Manufacturing Company Project), VRDN, 1.08% due 6/01/2023(d)	8,100
	25,000	Memphis, Tennessee, Health, Educational and Housing Facility Board Revenue Bonds (Not-for Profit M/F Program), VRDN, 1.48% due 8/01/2032(d)	25,000

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$4,430	Metropolitan Government of Nashville and Davidson County, Tennessee, Health and Education Facilities Board Revenue Bonds, FLOATS, Series 533, 1.28% due 11/15/2016(d)	$4,430
		Montgomery County, Tennessee, Public Building Authority, Pooled Financing Revenue Bonds, VRDN(d):
	34,195	(Montgomery County Loan), 1.05% due 7/01/2019	34,195
	36,360	(Tennessee County Loan Pool), 1.05% due 11/01/2027	36,360
		Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government Public Improvement II, VRDN(a)(d):
	15,000	Series F-3, 1.10% due 6/01/2005	15,000
	5,560	Series E-2, 1.10% due 6/01/2021	5,560
	7,100	Series A-1, 1.10% due 6/01/2024	7,100
		Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government Public Improvement III, VRDN(d):
	73,000	AMT, Series A, 1.15% due 6/01/2028(a)	73,000
	10,000	Series D-2, 1.10% due 6/01/2017(a)	10,000
	4,690	Series D-6, 1.10% due 6/01/2020(a)	4,690
	19,100	Series E-1, 1.10% due 6/01/2025	19,100
	10,000	Series E-4, 1.10% due 6/01/2025	10,000
		Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local Government Public Improvement IV, VRDN(d):
	5,700	1.10% due 6/01/2020	5,700
	5,000	1.10% due 6/01/2025	5,000
	6,170	Series A-4, 1.10% due 6/01/2020(e)	6,170
	7,000	Series B-3, 1.10% due 6/01/2013(e)	7,000
	6,000	Series B-4, 1.10% due 6/01/2025(e)	6,000
	6,635	Series E-3, 1.10% due 6/01/2024(a)	6,635
	3,865	Series E-4, 1.10% due 6/01/2020(a)	3,865
	6,000	Series G-2, 1.10% due 6/01/2022	6,000
	4,100	Sevier County, Tennessee, Public Building Authority, Local Government Public Improvement Revenue Bonds, VRDN, Series IV-B-5, 1.10% due 6/01/2022(d)(e)	4,100
	26,000	Shelby County, Tennessee, CP, 1.12% due 4/01/2003	26,000
	12,000	Shelby County, Tennessee, Health, Educational and Housing Facilities Board Revenue Bonds (Hutchison School Project), VRDN, 1.12% due 5/01/2026(d)	12,000

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
Texas — 10.1%	$9,030	ABN Amro Munitops Certificates Trust, GO, VRDN, Series 2001-8, 1.14% due 2/15/2007(d)	$9,030
	15,750	ABN Amro Munitops Certificates Trust, VRDN, AMT, Series 1998-15, 1.18% due 7/05/2006(c)(d)	15,750
	13,500	ABN Amro Munitops Certificates Trust, VRDN, Series 1998-22, 1.14% due 1/03/2007(d)(f)	13,500
	29,950	ABN Amro Munitops Certificates Trust, VRDN, Series 1999-10, 1.14% due 3/07/2007(d)	29,950
	5,075	Aldine, Texas, Independent School District, GO, Refunding, ROCS, Series II-R-158, 1.16% due 2/15/2020(d)	5,075
	7,445	Austin, Texas, Utility System Revenue Refunding Bonds, ROCS, Series II-R-159, 1.16% due 5/15/2014(d)(e)	7,445
		Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Scott & White Memorial Hospital), VRDN(d)(f):
	2,000	Series 2001-1, 1.10% due 8/15/2031	2,000
	18,900	Series B-1, 1.10% due 8/15/2029	18,900
	26,500	Series B-2, 1.10% due 8/15/2029	26,500
	13,925	Bexar County, Texas, Revenue Bonds, FLOATS, Series 454, 1.16% due 8/15/2008(d)(f)	13,925
	10,000	Brazos River Authority, Texas, Harbor Navigational District, Brazoria County Revenue Bonds (BASF Corp.), VRDN, AMT, 1.20% due 4/01/2032(d)	10,000
	7,470	Corpus Christi, Texas, Business and Job Development Corporation, Sales Tax Revenue Refunding Bonds, ROCS, Series II-R-2001, 1.16% due 9/01/2017(d)	7,470
	4,000	Corpus Christi, Texas, Industrial Development Crop, IDR (Dedietrich USA Incorporated Project), VRDN, AMT, 1.25% due 11/01/2008(d)	4,000
	13,500	Dallas-Fort Worth, Texas, International Airport Facility, Improvement Corporation Revenue Refunding Bonds (United Parcel Service Inc.), VRDN, 1.15% due 5/01/2032(d)	13,500
		Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN, AMT(d)(f):
	25,300	Series SGB-49, 1.17% due 11/01/2023	25,300
	9,495	Series SGB-52, 1.24% due 11/01/2017	9,495
		Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR, VRDN(d):
	23,885	AMT, Series SGB-46, 1.24% due 11/01/2020(f)	23,885
	6,600	Series SGB-52, 1.16% due 11/01/2015(c)	6,600

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$6,000	Eagle Tax-Exempt Trust, Dallas, Texas, VRDN, Series 01, Class 4310, 1.16% due 12/01/2026(d)	$6,000
	9,900	Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class 4301, 1.16% due 11/01/2005(d)	9,900
	4,915	Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN, Series 01, Class 4311, 1.16% due 8/15/2026(d)	4,915
	5,300	Grapevine, Texas, Industrial Development Corporation, Airport Revenue Refunding Bonds (Southern Air Transport), VRDN, 1.15% due 3/01/2010(d)	5,300
	7,300	Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company Project), VRDN, AMT, 1.15% due 4/01/2028(d)	7,300
	7,400	Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum Corporation Project), VRDN, AMT, 1.15% due 4/01/2026(d)	7,400
	12,500	Gulf Coast, Texas, Waste Disposal Authority Revenue Bonds (Air Products Project), VRDN, AMT, 1.35% due 3/01/2035(d)	12,500
		Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Bonds, VRDN, AMT(d):
	25,000	(American Acryl LP Project), Series B, 1.20% due 9/01/2036	25,000
	6,000	(Exxon-Mobil Project), 1.05% due 12/01/2025	6,000
		Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT(d):
	13,800	1.15% due 1/01/2026	13,800
	14,700	1.15% due 1/01/2026	14,700
	36,300	Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project), VRDN, AMT, 1.15% due 6/01/2024(d)	36,300
	17,710	Harris County, Texas, FLOATS, Series SG-45, 1.14% due 8/15/2016(d)	17,710
	10,400	Harris County, Texas, Health Facilities Development Corporation, Special Facilities Revenue Bonds (Texas Medical Center Project), VRDN, 1.10% due 2/15/2022(d)(f)	10,400

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
		Harris County, Texas, Industrial Development Corporation, Solid Waste Disposal Revenue Bonds, VRDN, AMT(d):
	$12,500	(Deer Park), Series 95-B, 1.25% due 3/01/2023	$12,500
	46,100	(Deer Park Limited Partnership), Series A, 1.25% due 2/01/2023	46,100
	10,415	Harris County, Texas, Revenue Refunding Bonds, ROCS, Series II-R-1030, 1.16% due 8/15/2017(d)	10,415
	7,840	Houston, Texas, Water and Sewer System Revenue Bonds, MERLOTS, Series A-128, 1.17% due 12/01/2029(d)	7,840
	9,760	Laredo, Texas, Housing Finance Corporation, S/F Mortgage Revenue Bonds, FLOATS, Series 715, 1.23% due 5/03/2004(d)	9,760
	4,970	Middle Rio Grande, Texas, Housing Finance Corporation, S/F Revenue Bonds, FLOATS, AMT, Series 709, 1.23% due 8/02/2004(d)	4,970
	10,395	Municipal Securities Trust Certificates Revenue Refunding, VRDN, Series 2001-134, Class A, 1.21% due 5/15/2010(d)(e)	10,395
	2,000	North Central Texas, Health Facility Development Corporation Revenue Bonds (Methodist Hospitals-Dallas), VRDN, Series B, 1.10% due 10/01/2015(d)(f)	2,000
		North Texas Higher Education Authority Inc., Student Loan Revenue Bonds, VRDN, AMT(a)(d):
	12,800	Series C, 1.15% due 4/01/2020	12,800
	13,700	Series F, 1.15% due 4/01/2020	13,700
		North Texas Higher Education Authority Inc., Student Loan Revenue Refunding Bonds, VRDN, AMT(d):
	26,000	1.15% due 12/01/2032	26,000
	29,000	Series A, 1.15% due 4/01/2005	29,000
	5,000	Series A, 1.15% due 4/01/2020	5,000
	3,000	North Texas Thruway Authority, Dallas, North Thruway Systems Revenue Refunding Bonds, VRDN, Series II-R-166, 1.16% due 1/01/2016(c)(d)	3,000
	5,000	Northside Texas District School, VRDN 1.27% due 8/01/2033(d)	5,000
		Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student Loan Revenue Bonds, VRDN, AMT, Series A(d):
	9,000	1.10% due 6/01/2021	9,000
	13,700	1.10% due 6/01/2025	13,700

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$4,700	Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 1.10% due 6/01/2008(d)	$4,700
	17,335	Port Arthur, Texas, Navigation District, Environmental Facilities Revenue Refunding Bonds (Motiva Enterprises Project), VRDN, AMT, 1.30% due 12/01/2027(d)	17,335
	10,000	Port Arthur, Texas, Navigation District, Industrial Development Corporation, Exempt Facilities Revenue Bonds (Air Products and Chemicals Project), VRDN, AMT, 1.35% due 4/01/2036(d)	10,000
		Port Arthur, Texas, Navigation District Revenue Bonds, VRDN, AMT:
	20,000	(BASF Corporation Project), 1.20% due 4/01/2033(d)	20,000
	10,000	Multi-Mode (Atofina Petrochemicals), Series B, 1.25% due 4/01/2027(d)	10,000
	50,000	Port Corpus Christi, Texas, Nueces County Solid Waste Disposal Revenue Refunding Bonds (Flint Hills Resources), VRDN, AMT, Series A, 1.45% due 7/01/2029(d)	50,000
	19,200	Port Corpus Christi, Texas, Industrial Development Corporation, Environmental Facilities Revenue Bonds (Citgo Petroleum Corporation Project), VRDN, AMT, 1.15% due 8/01/2028(d)	19,200
	18,800	Port Corpus Christi, Texas, Industrial Development Corporation, Sewer and Solid Waste Revenue Bonds (Citgo Petroleum Corporation Project), VRDN, AMT, 1.20% due 4/01/2026(d)	18,800
	10,000	San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51, 1.14% due 8/15/2019(d)	10,000
	12,000	San Antonio, Texas, Water Revenue Bonds, CP, 1% due 4/09/2003	11,999
	2,200	South Texas Higher Education Authority Incorporated Revenue Bonds, VRDN, AMT, 1.10% due 12/01/2027(d)(f)	2,200
	10,000	Southeast, Texas, Housing Finance Corporation Revenue Refunding Bonds, CP, Series R-2, 1.109% due 3/13/2003	10,000
	50,000	Texas State Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, AMT, Series B, 1.25% due 10/01/2003	50,000
	107,840	Texas State TRAN, 2.75% due 8/29/2003	108,690

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$45,000	Texas State, College Student Loan, GO, Refunding, 1.125% due 7/01/2003	$45,000
	5,545	Texas State University, System Financing Revenue Refunding Bonds, ROCS, Series II-R-1011, 1.16% due 3/15/2019(d)	5,545
		Texas State, GO, Refunding(d):
	9,195	FLOATS, Series 657, 1.16% due 4/01/2010	9,195
	17,490	(Veterans Housing Assistance Fund I), VRDN, 1% due 12/01/2016	17,490
	4,200	West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT, 1.15% due 4/01/2031(d)	4,200

Utah — 0.7%	20,000	Intermountain, Utah, CP, 1.10% due 4/09/2003	20,000
	21,100	Utah County, Utah, Hospital Revenue Refunding Bonds (IHC Health Services Inc.), VRDN, Series C, 1.15% due 5/15/2035(d)	21,100
	20,000	Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT, Series C, 1.10% due 11/01/2013(a)(d)	20,000
	12,500	Weber County, Utah, Hospital Revenue Bonds (IHC Health Services), VRDN, Series A, 1.10% due 2/15/2031(d)	12,500

Vermont — 0.0%	3,460	Vermont HFA, S/F Revenue Bonds, VRDN, AMT, Series 16 A, 1.21% due 5/01/2032(d)(e)	3,460

Virginia — 1.3%	6,000	Metropolitan Washington DC, Airport Authority System Revenue Bonds, ROCS, Series II-R-195, 1.20% due 10/01/2032	6,000
	56,000	Metropolitan Washington DC, CP, 1.10% due 4/07/2003	56,000
	66,400	Norfolk, Virgina, CP, 1.06% due 3/11/2003	66,400
	3,320	Virginia State, GO, Refunding, ROCS, Series II-R-170, 1.16% due 6/01/2015(d)	3,320

Washington — 2.5%	20,000	ABN Amro Munitops Certificates Trust, VRDN, Series 1998-16, 1.13% due 10/04/2006(d)(f)	20,000
	22,900	Clark County, Washington, Public Utility District Number 001, Generating System Revenue Refunding Bonds, MSTR, VRDN, Series SGA-118, 1.15% due 1/01/2025(d)(e)	22,900
	14,810	King County, Washington, Sewer Revenue Refunding Bonds, FLOATS, Series 554, 1.16% due 7/01/2009(c)(d)	14,810

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
	$14,070	Municipal Securities Trust Certificates, GO, VRDN, Series 2001-112, Class A, 1.15% due 1/07/2021(d)	$14,070
	5,000	Port Seattle, Washington, Revenue Bonds, MERLOTS, VRDN, AMT, Series B 04, 1.22% due 9/01/2015(d)	5,000
		Seattle, Washington, Municipal Light & Power Revenue Bonds, RAN:
	24,700	2.50% due 11/21/2003	24,877
	25,550	5.25% due 3/28/2003	25,618
	30,200	Snohomish County, Washington, Public Utility District Number 001, Electric Revenue Bonds (Generation System), VRDN, 1.15% due 1/01/2025(d)(f)	30,200
	14,105	Tacoma, Washington, Water Revenue Refunding Bonds, FLOATS, Series 555, 1.16% due 12/01/2009(c)(d)	14,105
	12,985	Washington State, GO, Refunding, MERLOTS, VRDN, Series A57, 1.17% due 1/01/2011(d)	12,985
	15,075	Washington State, GO, PUTTERS, VRDN, Series 333, 1.25% due 12/01/2014(d)	15,075
		Washington State Housing Finance Commission, M/F Housing Revenue Bonds, VRDN, AMT(d):
	6,400	(Arbors on the Park Project), 1.25% due 10/01/2024	6,400
	9,870	(Courtside Apartments Project), 1.25% due 1/01/2026	9,870
	24,910	Washington State Public Power Supply Systems Revenue Refunding Bonds (Nuclear Project Number 1), VRDN, Series 1A-2, 1% due 7/01/2017(d)	24,910
		Washington State Public Power Supply Systems, Electric Revenue Refunding Bonds, VRDN(d)(f):
	8,700	(Project Number 2), Series 2A-1, 1% due 7/01/2012	8,700
	6,500	(Project Number 2), Series 2A-2, 1% due 7/01/2012	6,500
	4,600	(Project Number 3), Series 3-A, 1.10% due 7/01/2018	4,600

West Virginia — 0.2%	10,695	ABN Amro Munitops Certificates Trust, VRDN, Series 2000-12, 1.14% due 6/04/2008(d)(f)	10,695
	11,220	Hancock County, West Virginia, County Commission, IDR, Refunding (The Boc Group Inc. Project), VRDN, 1.08% due 8/01/2005(d)	11,220

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Continued) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
Wisconsin — 1.8%	$16,000	Carlton, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company Project), VRDN, Series B, 1.45% due 9/01/2005(d)	$16,000
	14,850	Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class 4901, 1.16% due 12/15/2026(d)	14,850
	655	Eagle Tax-Exempt Trust, Wisconsin Housing and Economic Development, VRDN, Series 94C, Class 4901, 1.16% due 9/01/2015(d)	655
	4,235	Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN, AMT, 1.30% due 8/01/2009(d)	4,235
	50,000	Milwaukee, Wisconsin, RAN, Series B, 2.75% due 8/28/2003	50,324
	19,000	Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds (Wisconsin Electric Power Company), VRDN, Series C, 1.30% due 9/01/2030(d)	19,000
		Wisconsin State, GO, CP:
	16,000	1.07% due 3/12/2003	16,000
	26,500	1.12% due 4/04/2003	26,500
	10,400	1.13% due 3/07/2003	10,400
	12,670	1.15% due 5/29/2003	12,670
	8,000	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Refunding Bonds, VRDN, AMT, Series E, 1.20% due 3/01/2028(d)	8,000
	14,050	Wisconsin State Transportation Revenue Bonds, ROCS, Series II-R-1021, 1.16% due 7/01/2021(d)	14,050

Wyoming — 0.6%	12,960	Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN, 1.20% due 11/01/2024(a)(d)	12,960
	16,960	Sweetwater County, Wyoming, PCR, Refunding (Pacificorp Project), VRDN, 1.20% due 11/01/2024(a)(d)	16,960
	35,000	Wyoming State Education Fund, TRAN, 2.50% due 6/27/2003	35,104

MASTER TAX-EXEMPT TRUST

SCHEDULE OF INVESTMENTS — (Concluded) (Unaudited)

As of February 28, 2003

(In Thousands)

State	Face Amount	Issue	Value
Puerto Rico — 0.3%	$33,380	Puerto Rico Commonwealth TRAN, 2.50% due 7/30/2003	$33,521

		Total Investments (Cost — $10,645,664†) — 100.8%	10,645,664
		Liabilities in Excess of other Assets — (0.8)%	(88,117)

		Net Assets — 100.0%	$10,557,547

(a)	AMBAC Insured.
(b)	Prerefunded.
(c)	FGIC Insured.
(d)	The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at February 28, 2003.
(e)	FSA Insured.
(f)	MBIA Insured.
(g)	FHLMC Collateralized.
†	Cost for Federal income tax purposes.

See Notes to Financial Statements.

Portfolio Abbreviations	To simplify the listings of Tax-Exempt Trust’s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

ACES	Adjustable Convertible Extendible Securities
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
COP	Certificates of Participation
CP	Commercial Paper
DATES	Daily Adjustable Tax-Exempt Securities
EDR	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDR	Industrial Development Revenue Bonds
M/F	Multi-Family
MERLOTS	Municipal Extendible Receipt Liquidity Option Tender
MSTR	Municipal Securities Trust Receipts
PCR	Pollution Control Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RAN	Revenue Anticipation Notes
ROCS	Reset Options Certificates
S/F	Single-Family
TAN	Tax Anticipation Notes
TRAN	Tax Revenue Anticipation Notes
UPDATES	Unit Price Demand Adjustable Tax-Exempt Securities
VRDN	Variable Rate Demand Notes

MASTER TAX-EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

As of February 28, 2003

ASSETS:
Investments, at value (identified cost — $10,645,663,756)†		$10,645,663,756
Receivables:
Securities sold	$164,364,820
Interest	40,490,637	204,855,457

Total assets		10,850,519,213

LIABILITIES:
Payables:
Securities purchased	261,338,949
Custodian bank	28,137,370
Investment adviser	3,111,824
Withdrawals	77,010	292,665,153

Accrued expenses and other liabilities		306,654

Total liabilities		292,971,807

NET ASSETS		$10,557,547,406

NET ASSETS CONSIST OF:
Investors’ capital		$10,557,822,745
Unrealized depreciation on investments-net		(275,339)

NET ASSETS		$10,557,547,406

†	Cost for Federal income tax purposes.

See Notes to Financial Statements.

MASTER TAX-EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Master Tax-Exempt Trust (the “Tax-Exempt Trust”) is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Tax-Exempt Trust, subject to certain limitations. On February 13, 2003, the Tax-Exempt Trust received all of the assets of a registered investment company that converted to a master/feeder structure. The Tax-Exempt Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Tax-Exempt Trust.

(a)    Valuation of investments — Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b)    Income taxes — The Tax-Exempt Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Tax-Exempt Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Tax-Exempt Trust. Accordingly, as a “pass through” entity, the Tax-Exempt Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Tax-Exempt Trust’s assets will be managed so an investor in the Tax-Exempt Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(c)    Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2.    Investment Advisory Agreement and Transactions with Affiliates:

The Tax-Exempt Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. (“FAM”). The general partner of FAM is Princeton Services, Inc. (“PSI”), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is the limited partner.

FAM is responsible for the management of the Tax-Exempt Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Tax-Exempt Trust. For such services, the Tax-Exempt Trust pays a monthly fee based upon the average daily value of the Tax-Exempt Trust’s net assets at the following annual rates: ..25% of the Tax-Exempt Trust’s average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

Certain officers and/or trustees of the Tax-Exempt Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

WCMA Treasury Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Treasury Fund (the “Fund”) as of February 18, 2003. This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of WCMA Treasury Fund as of February 18, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

March 3, 2003

WCMA TREASURY FUND

STATEMENT OF ASSETS AND LIABILITIES

February 18, 2003

ASSETS:
Cash (Note 1)	$100,000
Prepaid offering costs (Note 3):
Prepaid registration fees	108,645
Other prepaid offering costs	110,500

Total Assets	$319,145

LIABILITIES:
Liabilities and accrued expenses	$219,145

NET ASSETS:	$100,000

NET ASSETS CONSIST OF:
Class 1 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 2 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 3 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Class 4 shares of beneficial interest, $.10 par value, unlimited number of shares authorized; 25,000 shares issued and outstanding	$2,500
Paid-in capital in excess of par	$90,000

NET ASSETS:	$100,000

NET ASSET VALUE:
Class 1 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 2 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 3 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00
Class 4 — Based on net assets of $25,000 and 25,000 shares outstanding	$1.00

Notes to Financial Statement.

(1)	WCMA Treasury Fund (the “Fund”) was organized as a Massachusetts business trust on August 30, 2002. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. To date, the Fund has not had any transactions other than those relating to organizational matters and the sale of 25,000 Class 1 shares, 25,000 Class 2 shares, 25,000 Class 3 shares and 25,000 Class 4 shares to Fund Asset Management, L.P. (the “Manager”). The Fund will invest its assets in Master Treasury Trust (the “Trust”).
(2)	The Trust entered into a management agreement with the Manager. The Fund entered into an administration agreement with the Manager and a distribution agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated (the “Distributor”). (See “Management of the Funds — Management and Advisory Arrangements” in the Statement of Additional Information.) Certain officers and/or trustees of the Fund and/or the Trust are officers and/or directors of the Manager and the Distributor.
(3)	Prepaid offering costs consist of registration fees and of mailing and printing fees related to preparing the initial registration statement, and will be amortized over a 12 month period beginning with the commencement of operations of the Fund. The Manager, on behalf of the Fund, will incur organization costs estimated at $35,150 and offering costs consisting of legal fees estimated at $70,000.
4)	The Fund’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

INDEPENDENT AUDITORS’ REPORT

To the Board of Trustees and Shareholder,

Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities of Master Treasury Trust as of February 3, 2003. This financial statement is the responsibility of the Trust’s management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statement of assets and liabilities. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, such statement of assets and liabilities presents fairly, in all material respects, the financial position of Master Treasury Trust as of February 3, 2003, in conformity with accounting principles generally accepted in the United States of America.

/s/    Deloitte & Touche LLP

Princeton, New Jersey

February 6, 2003

(February 28, 2003 as to Note 5)

MASTER TREASURY TRUST

STATEMENT OF ASSETS AND LIABILITIES

February 3, 2003

ASSETS:
Cash	$100,000
Prepaid offering costs (Note 3)	0

Total Assets	$100,000
Less liabilities and accrued expenses	0

Net Assets applicable to investor’s interest in the Trust (Note 1)	$100,000

Notes to Financial Statement.

(1)	Master Treasury Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2002 and is registered under the Investment Company Act of 1940 as an open-end management investment company. As of February 3, 2003, the Trust has not had any transactions other than a $100,000 capital contribution to the Trust by the CMA Treasury Fund. (See Note 5.)
(2)	The Trust has entered into a management agreement with Fund Asset Management, L.P. (the “Manager”). (See “Management and Other Services” in Part B of this Registration Statement.) Certain officers and/or Trustees of the Trust are officers and/or directors of the Manager and Merrill Lynch, Pierce, Fenner & Smith Incorporated, an affiliate of the Manager.
(3)	Offering costs of $21,000, consisting of legal fees related to preparing the initial registration statement, will be incurred by the Manager. The Manager, on behalf of the Trust, will also incur organization costs estimated at $9,000.
(4)	The Trust’s financial statement is prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.
(5)	On February 13, 2003, CMA Treasury Fund transferred all of its assets (of approximately $1.4 billion) into the Trust.

MASTER TREASURY TRUST

SCHEDULE OF INVESTMENTS — (Unaudited)

As of February 28, 2003

(In Thousands)

Issue	Face Amount	Interest Rate	Maturity Date	Value

U.S. Government Obligations* — 95.6%

U.S. Treasury Bills	$1,250	1.149%	3/06/2003	$1,250
	70,000	1.15	3/06/2003	69,986
	78,871	1.155	3/06/2003	78,855
	95,000	1.165	3/06/2003	94,982
	1,973	1.20	3/06/2003	1,973
	48,469	1.22	3/06/2003	48,460
	15,000	1.67	3/06/2003	14,997
	96,000	1.15	3/13/2003	95,960
	34,288	1.155	3/13/2003	34,274
	48,000	1.158	3/13/2003	47,980
	2,890	1.16	3/13/2003	2,889
	40,000	1.16	3/20/2003	39,975
	22,892	1.165	3/20/2003	22,878
	11,599	1.175	3/20/2003	11,592
	61,217	1.18	3/20/2003	61,179
	1,273	1.181	3/20/2003	1,272
	7,171	1.139	3/27/2003	7,165
	20,000	1.15	3/27/2003	19,983
	50,924	1.155	3/27/2003	50,882
	65,000	1.16	3/27/2003	64,945
	6,008	1.161	3/27/2003	6,003
	49,000	1.185	3/27/2003	48,959
	5,000	1.22	3/27/2003	4,996
	22,000	1.225	3/27/2003	21,982
	11,671	1.165	4/10/2003	11,656
	7,264	1.14	4/17/2003	7,253
	787	1.145	4/24/2003	786
	4,155	1.146	4/24/2003	4,148
	5,357	1.145	5/01/2003	5,347
	20,000	1.150	5/01/2003	19,961
	8,267	1.153	5/01/2003	8,251
	122	1.147	5/08/2003	122
	92,000	1.148	5/08/2003	91,799
	17,531	1.15	5/08/2003	17,492
	6,622	1.165	5/22/2003	6,604
	90,000	1.175	5/22/2003	89,760
	38,967	1.19	5/22/2003	38,863
	18,969	1.25	6/05/2003	18,910
	25,000	1.285	6/05/2003	24,922
	69,812	1.225	6/12/2003	69,579
	10,000	1.225	6/19/2003	9,964
	10,000	1.26	6/19/2003	9,965

MASTER TREASURY TRUST

SCHEDULE OF INVESTMENTS — (Concluded) (Unaudited)

As of February 28, 2003

(In Thousands)

Issue	Face Amount	Interest Rate	Maturity Date	Value
	$15,000	1.225	6/26/2003	$14,943
	30,000	1.23	6/26/2003	29,886
	18,000	1.175	8/21/2003	17,898
U.S. Treasury Notes	10,000	2.75	9/30/2003	10,090
	15,000	3.25	12/31/2003	15,255
	6,000	3.625	3/31/2004	6,153
	9,750	3.375	4/30/2004	9,988
	7,000	2.875	6/30/2004	7,145
	5,000	2.25	7/31/2004	5,064
	11,000	2.125	8/31/2004	11,126
	5,500	2.125	10/31/2004	5,566

Total U.S. Government Obligations (Cost — $1,421,403)				1,421,913

Total Investments (Cost — $1,421,403) — 95.6%				1,421,913
Other Assets Less Liabilities — 4.4%				66,048

Net Assets — 100.0%				$1,487,961

*	U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Treasury Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

See Notes to Financial Statements.

MASTER TREASURY TRUST

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

As of February 28, 2003

ASSETS:
Investments, at value (identified cost — $1,421,403,499†)		$1,421,912,503
Cash		100,430
Receivables:
Securities sold	$76,537,603
Interest	589,196	77,126,799

Other assets		11,443,811

Total assets		1,510,583,543

LIABILITIES:
Payables:
Securities purchased	21,979,787
Investment adviser	475,644	22,455,431

Accrued expenses and other liabilities		166,703

Total liabilities		22,622,134

NET ASSETS		$1,487,961,409

NET ASSETS CONSIST OF:
Investors’ capital		$1,487,452,405
Unrealized appreciation on investments — net		509,004

NET ASSETS		$1,487,961,409

†	Cost for Federal income tax purposes. As of February 28, 2003, net unrealized appreciation for Federal income tax purposes amounted to $509,004, all of which is related to appreciated securities.

See Notes to Financial Statements.

MASTER TREASURY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Significant Accounting Policies:

Master Treasury Trust (the “Treasury Trust”) is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Treasury Trust, subject to certain limitations. On February 13, 2003, the Treasury Trust received all of the assets of a registered investment company that converted to a master/feeder structure. The Treasury Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Treasury Trust.

(a)    Valuation of investments — Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Treasury Trust’s Board of Trustees.

(b)    Income taxes — The Treasury Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Treasury Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Treasury Trust. Accordingly, as a “pass through” entity, the Treasury Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Treasury Trust’s assets will be managed so an investor in the Treasury Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(c)    Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2.    Investment Advisory Agreement and Transactions with Affiliates:

The Treasury Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. (“FAM”). The general partner of FAM is Princeton Services, Inc. (“PSI”), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), which is the limited partner.

FAM is responsible for the management of the Treasury Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Treasury Trust. For such services, the Treasury Trust pays a monthly fee based upon the average daily value of the Treasury Trust’s net assets at the following annual rates: .25% of the Treasury Trust’s average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

Certain officers and/or trustees of the Treasury Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

APPENDIX A

DESCRIPTION OF COMMERCIAL PAPER, BANK MONEY INSTRUMENTS

AND CORPORATE BOND RATINGS

Commercial Paper and Bank Money Instruments

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the obligor’s capacity to meet its financial commitment on the obligation is strong; A-2 indicates that the capacity for timely repayment is satisfactory; and A-3 indicates that capacity for timely payment is adequate. They are more vulnerable to the adverse effects of changes in circumstances than obligations rated A-1 or A-2.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative repayment ability of rated issuers. Prime-1 issuers have a superior capacity for repayment. Prime-2 issuers have a strong capacity for repayment, but to a lesser degree than Prime-1.

Fitch, Inc. (“Fitch”) employs the rating F 1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F 2 indicates a satisfactory capacity for timely payment. The rating F 3 indicates an adequate capacity.

Corporate Bonds

Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. The obligor’s capacity to meet its financial commitment is extremely strong. Bonds rated AA differ from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment is very strong.

Bonds rated Aaa by Moody’s are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in the Aaa securities. Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates the issue ranks in the lower end of its generic rating category.

Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Municipal Notes and Short Term Tax-Exempt Commercial Paper

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the obligor’s capacity to meet its financial obligation is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that the obligor’s capacity to meet its financial obligation is satisfactory. A Standard & Poor’s rating with respect to certain municipal note issues with

A-1

a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an SP-1+ designation. SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Moody’s highest rating for short-term notes and VRDOs is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch employs the rating F-1+ to indicate short term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as indicated by the F-1+ and F-1 categories.

Ratings of Municipal Bonds

Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. The obligor’s capacity to meet its financial obligation is extremely strong. Bonds rated AA differ from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A Standard & Poor’s municipal debt rating is a current opinion of the creditworthiness of an obligor with respect to a specific obligation. It takes into consideration obligors such as guarantors and insurers of lessees.

Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Moody’s applies the numerical modifier 1 to the classifications Aa through Caa to indicate that Moody’s believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Bonds rated AAA by Fitch denote the lowest expectation of credit risk. Bonds rated AA denote a very low expectation of credit risk. Both ratings indicate a strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. The ratings take into consideration special features of a specific issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

A-2

APPENDIX B

INFORMATION CONCERNING TAX-EXEMPT SECURITIES

Description of Tax-Exempt Securities

Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from Federal income tax.

The two principal classifications of Tax-Exempt Securities are “general obligation” bonds and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the repayment of principal and the payment of interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may generally include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligations bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and repayment of principal when due. There are variations in the risks involved in holding Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations of the issuers of such Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Tax-Exempt Fund to pay “exempt-interest dividends” would be adversely affected and the Tax-Exempt Fund would re-evaluate its investment objective and policies and consider changes in its structure.

Ratings of Municipal Notes and Short Term Tax-Exempt Commercial Paper

Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s. Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1 indicates the obligor’s capacity to meet its financial obligation is strong; issues that possess extremely strong safety characteristics will be given an A-1+ designation; A-2 indicates that the obligor’s capacity to meet its financial obligation is satisfactory. A Standard & Poor’s rating with respect to certain municipal note issues with

B-1

a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation. SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s employs the designations of Prime-1, Prime-2 and Prime-3 with respect to commercial paper to indicate the relative capacity of the rated issuers (or related supporting institutions) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Moody’s highest rating for short-term notes and VRDOs is MIG1/VMIGl; MIG1/VMIG1 denotes “best quality”, enjoying “strong protection by established cash flows,” “superior liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “high quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch employs the rating F-l+ to indicate short term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-l+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as indicated by the F-1+ and F-1 categories.

Ratings of Municipal Bonds

Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. The obligor’s capacity to meet its financial obligation is extremely strong. Bonds rated AA differ from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A Standard & Poor’s municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors and insurers of lessees.

Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies the numerical modifier 1 to the classifications Aa through Caa to indicate that Moody’s believes the issue possesses the strongest investment attributes in its rating category. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Bonds rated AAA by Fitch denote the lowest expectation of credit risk. Bonds rated AA denote a very low expectation of credit risk. Both ratings indicate a strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to reasonably foreseeable events. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operative performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

B-2

CODE # WCMA-03-03

WCMA TREASURY FUND

PART C: OTHER INFORMATION

Item 23.    Exhibits.

Exhibit Number		Description

1		—Declaration of Trust of the Registrant dated August 30, 2002.(a)

2		—By-Laws of the Registrant.(a)

3		—Portions of the Declaration of Trust and By-Laws of the Registrant defining the rights of holders of shares of the Registrant.(b)

4		—None.

5		—Form of Unified Distribution Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”).(c)

6		—None.

7		—Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.(d)

8	(a)	—Form of Administration Agreement between the Registrant and Fund Asset Management, L.P. (the “Manager” or “FAM”).

	(b)	—Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.

	(c)	—Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(f)

	(d)	—Form of Fee Waiver/Expense Reimbursement Agreement for the Registrant’s Class 2, Class 3 and Class 4 shares.

9		—Opinion of Sidley Austin Brown & Wood LLP, counsel to the Registrant.

10		—Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

11		—None.

12		—Certificate of FAM.

13	(a)	—Unified Class 1 Shares Distribution Plan of the Registrant.(e)

	(b)	—Unified Class 2 Shares Distribution Plan of the Registrant.(e)

	(c)	—Unified Class 3 Shares Distribution Plan of the Registrant.(e)

	(d)	—Unified Class 4 Shares Distribution Plan of the Registrant.(e)

14		—Rule 18f-3 Plan.

15		—Code of Ethics for Registrant.(g)

(a)	Filed on September 10, 2002 as an Exhibit to the Registration Statement on Form N-1A (File No. 333-99389) under the Securities Act of 1933 (the “Registration Statement”).
(b)	Reference is made to Article I, Article II, Section 2.3 and Articles III, IV, V, VI, VII, VIII, IX and X and Appendices A and B of the Registrant’s Declaration of Trust, filed as Exhibit 1 to this Registration Statement; and to Articles I, VI, VII and VIII of the Registrant’s By-Laws, filed as Exhibit 2 to this Registration Statement.
(c)	Incorporated by reference to an exhibit to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of CMA Money Fund (File No. 2-59311) filed on September 19, 2002.
(d)	Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File No. 33-49873) filed on October 30, 2001.
(e)	Incorporated by reference to an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of WCMA Money Fund (File No. 333-99327) filed on March 20, 2003.
(f)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.
(g)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417), filed on November 22, 2000.

Item 24.    Persons Controlled by or under Common Control with the Registrant.

The Registrant will own beneficial interests in Master Treasury Trust (the “Trust”). As of the date of this Registration Statement, FAM owns 100% of the beneficial interests of the Registrant. Therefore, the Registrant and the Trust are under the common control of the Manager.

Item 25.    Indemnification.

Reference is made to Articles IV and IX of the Registrant’s Declaration of Trust, Article IV of the Registrant’s Administration Agreement and Section 7 of the Registrant’s Unified Distribution Agreement.

Section 4.3 of the Registrant’s Declaration of Trust provides as follows:

(a)  Subject to the exceptions and limitations contained in paragraph (b) below:

(i)  every person who is or has been a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust, to the fullest extent permitted by law (including the Investment Company Act of 1940, as amended (the “Investment Company Act”) as currently in effect or as hereafter amended, against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof;

(ii)  the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement or compromise, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Covered Person:

(i)  against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office;

(ii)  with respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that that individual’s action was in the best interest of the Trust; or

(iii)  in the event of a settlement involving a payment by a Trustee or officer or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) above resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of that individual’s office by the court or other body approving the settlement or other disposition or a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that that individual did not engage in such conduct:

(A)  by vote of a majority of the Disinterested Trustees (as defined below) acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(B)  by written opinion of legal counsel chosen by the Trustees and determined by them in their reasonable judgment to be independent.

(c)  The rights of indemnification herein provided shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such person. Nothing contained herein shall affect any rights to indemnification to which personnel, including Covered Persons, may be entitled by contract or otherwise under law.

(d)  Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the Covered Person to repay such amount if it is ultimately determined that the Covered Person is not entitled to indemnification under this Section 4.3, provided that either:

(i)  such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(ii)  a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or legal counsel selected as provided in Section 4.3(b)(iii)(B) above in a written opinion, shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 4.3 a “Disinterested Trustee” is one (i) who is not an “Interested Person” of the Trust (including anyone who has been exempted from being an “Interested Person” by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or had been pending.

Section 9.3(b) of the Registrant’s Declaration of Trust provides as follows:

(b)  Nothing contained in the Declaration shall permit the amendment of the Declaration to impair the exemption from personal liability or limit the rights to indemnification provided in Section 4.3 of the present or former Shareholders, Trustees or officers of the Trust.

The Registrant’s By-Laws provide that insofar as the conditional advancing of indemnification moneys pursuant to Section 4.3 of the Declaration of Trust for actions based upon the Investment Company Act of 1940, as amended (the “Investment Company Act”) may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

In Article IV of the Administration Agreement, the Registrant agrees to indemnify the Administrator for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the management and administration of the Registrant, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In Section 7 of the Unified Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Manager.

FAM (the “Manager”), acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies and also acts as subadviser to certain other portfolios.

Merrill Lynch Investment Managers, L.P. (“MLIM”), an affiliate of the Manager, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Manager, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc., (“FAMD”) is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since April 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee.

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Donald C. Burke	First Vice President and Treasurer

First Vice President, Treasurer and Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services from 1997 to 2002; Vice President of FAMD; Senior Vice President of MLIM from 1999 to 2000; First Vice President of MLIM from 1997 to 1999

Robert C. Doll, Jr.	President

President of MLIM; Co-Head (Americas Region) of MLIM from 1999 to 2001; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Name	Position(s) with the Manager	Other Substantial Business, Profession, Vocation or Employment
Lawrence D. Haber	Chief Financial Officer

Chief Financial Officer of MLIM; Global Controller for the Merrill Lynch International Banks; Director of Merrill Lynch’s International Accounting; Financial Controller and Deputy Controller of Merrill Lynch (Europe/Middle East); Chief Financial Officer of Merrill Lynch International Private Client Group and Deputy Controller; Chief Financial Officer of Merrill Lynch Hubbard; Chief Financial Officer of Merrill Lynch’s Capital Management Group; Senior Financial Officer of Merrill Lynch Asset Management; Domestic and International positions; Auditor for Coopers & Lybrand

Brian A. Murdock	Senior Vice President and Chief Operating Officer

Senior Vice President of MLIM and Chief Operating Officer of MLIM Americas; Chief Investment Officer of EMEA Pacific Region and Global CIO for Fixed Income and Alternative Investments; Head of MLIM’s Pacific Region and President of MLIM Japan, Australia and Asia

Philip L. Kirstein	General Counsel	General Counsel (Americas Region) of MLIM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Senior Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Item 27.    Principal Underwriters.

(a)  Merrill Lynch acts as the principal underwriter for the Registrant. Merrill Lynch also acts as the principal underwriter for each of the following open-end investment companies: CBA Money Fund; CMA Money Fund; CMA Treasury Fund; CMA Tax-Exempt Fund; nine other series of CMA Multi-State Municipal Series Trust; CMA Government Securities Fund; The Corporate Fund Accumulation Program, Inc., The Municipal Fund Accumulation Program, Inc., WCMA Money Fund, WCMA Government Securities Fund and WCMA Tax-Exempt Fund, and as the depositor of the following unit investment trusts: The Corporate Income Fund, Municipal Investment Trust Fund, The ML Trust for Government Guaranteed Securities and The Government Securities Income Fund.

(b)  Set forth below is information concerning each director and executive officer of Merrill Lynch. The principal business address of each such person is 4 World Financial Center, New York, New York 10281.

Name	Position(s) and Office(s) with Merrill Lynch	Position(s) and Office(s) with Registrant
E. Stanley O’Neal	Chairman of the Board, Chief Executive Officer and Director	None

Thomas H. Patrick	Director and Executive Vice President	None

George A. Schieren	Director and General Counsel	None

Rosemary T. Berkery	Executive Vice President	None

Dominic A. Carone	Controller and First Vice President	None

Thomas W. Davis	Executive Vice President	None

Barry S. Friedberg	Executive Vice President	None

John J. Fosina	Chief Financial Officer and First Vice President	None

James B. Gorman	Executive Vice President	None

Jerome P. Kenny	Executive Vice President	None

John A. McKinley	Executive Vice President	None

Arshad R. Zakaria	Executive Vice President	None

Judith A. Witterschein	Secretary and First Vice President	None

(c)  Not applicable.

Item 28.    Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the Rules thereunder will be maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 29.    Management Services.

Other than as set forth under the caption “Management of the Funds — Fund Asset Management” in the Prospectus constituting Part A of the Registration Statement and under the caption “Management of the Funds — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related services contract.

Item 30.    Undertakings.

(a)  Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of March, 2003.

WCMA TREASURY FUND

    (Registrant)

By:	/s/ TERRY K. GLENN
(Terry K. Glenn, President)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

TERRY K. GLENN* (Terry K. Glenn)	President and Trustee (Principal Executive Officer)

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

RONALD W. FORBES* (Ronald W. Forbes)	Trustee

CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

CHARLES C. REILLY* (Charles C. Reilly)	Trustee

KEVIN A. RYAN* (Kevin A. Ryan)	Trustee

ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Trustee

RICHARD R. WEST* (Richard R. West)	Trustee

EDWARD D. ZINBARG* (Edward D. Zinbarg)	Trustee

/S/ TERRY K. GLENN *By: (Terry K. Glenn Attorney-in-Fact)		March 20, 2003

SIGNATURES

Master Treasury Trust has duly caused this Registration Statement of WCMA Treasury Fund to be signed on its behalf by the undersigned, thereto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 20th day of March, 2003.

MASTER TREASURY TRUST

(Registrant)

By:	/s/ TERRY K. GLENN
(Terry K. Glenn, President)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

	TERRY K. GLENN* (Terry K. Glenn)	President and Trustee (Principal Executive Officer)

	DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

	RONALD W. FORBES* (Ronald W. Forbes)	Trustee

	CYNTHIA A. MONTGOMERY* (Cynthia A. Montgomery)	Trustee

	CHARLES C. REILLY* (Charles C. Reilly)	Trustee

	KEVIN A. RYAN* (Kevin A. Ryan)	Trustee

	ROSCOE S. SUDDARTH* (Roscoe S. Suddarth)	Trustee

	RICHARD R. WEST* (Richard R. West)	Trustee

	EDWARD D. ZINBARG* (Edward D. Zinbarg)	Trustee

*By:	/s/ TERRY K. GLENN		March 20, 2003
(Terry K. Glenn, Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number		Description

8	(a)	—Form of Administration Agreement between the Registrant and Fund Asset Management, L.P. (“FAM”).

8	(b)	—Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.

8	(d)	—Form of Fee Waiver/Expense Reimbursement Agreement for the Registrant’s Class 2, Class 3 and Class 4 Shares.

9		—Opinion of Sidley Austin Brown & Wood LLP.

10		—Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

12		—Certificate of FAM.

14		—Rule 18f-3 Plan.